Quarterly Holdings Report
for
Fidelity® Total Market Index Fund
May 31, 2026
STI-NPRT1-0726
1.816022.121
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (c)	42,298	488,965
Information Technology - 0.0%
Software - 0.0%
Big Digital Energy Inc (b)(c)	1,310	9,471
TOTAL AUSTRALIA		498,436
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	190,310	4,519,863
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	224,258	2,805,468
Liberty Global Ltd Class C (c)	358,181	4,355,481

TOTAL BELGIUM		7,160,949
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd (b)(c)	14,378	161,609
RenaissanceRe Holdings Ltd	82,146	23,029,631

TOTAL BERMUDA		23,191,240
CANADA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	136,527	56,125
Financials - 0.0%
Insurance - 0.0%
Kingsway Corp (c)	42,309	422,667
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc rights (c)(d)	10,677	0
TuHURA Biosciences Inc (b)(c)	76,331	172,508
		172,508
Health Care Providers & Services - 0.0%
ZeroStack Corp (c)	1,489	6,701
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	26,138	15,735
TOTAL HEALTH CARE		194,944
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	351,176	37,347,568
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	699,997	21,097,910
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (c)	52,630	73,156
Metals & Mining - 0.0%
McEwen Inc (b)(c)	95,920	2,099,689
US Goldmining Inc (b)(c)	5,185	52,887
		2,152,576
TOTAL MATERIALS		2,225,732
TOTAL CANADA		61,344,946
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	375,124	1,871,869
Software - 0.0%
T3 Defense Inc (c)	19,941	8,876
TOTAL CHINA		1,880,745
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
AiRWA Inc (b)(c)	1,515	17,785
GERMANY - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AtaiBeckley Inc (c)	386,123	1,749,137
Materials - 0.0%
Chemicals - 0.0%
Orion SA	105,751	807,938
Paper & Forest Products - 0.0%
Mercer International Inc	79,724	74,143
TOTAL MATERIALS		882,081
TOTAL GERMANY		2,631,218
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (c)	1,081,907	3,029,340
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (c)	10,467	10,781
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (c)	90,376	810,673
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		821,454
HONG KONG - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	15,122	41,585
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (c)	75,429	767,867
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	27,557	2,716,018
TOTAL IRELAND		3,483,885
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (c)	318,989	3,298,346
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	37,071	0
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	235,734	11,284,587
TOTAL JAPAN		11,284,587
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	6,972	23,704
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (c)	35,245	433,161
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (c)	2,555,458	42,420,603
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (c)	15,643	124,049
TOTAL KOREA (SOUTH)		42,977,813
NETHERLANDS - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (c)	118,421	3,378,551
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	475,755	152,883,869
TOTAL NETHERLANDS		156,262,420
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (c)	116,972	5,517,569
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
T1 Energy Inc (b)(c)	386,960	4,086,298
TOTAL NORWAY		9,603,867
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	31,963	202,326
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	53,200	429,324
Liberty Latin America Ltd Class C (c)	246,632	2,022,382
TOTAL COMMUNICATION SERVICES		2,451,706
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	298,042	7,147,047
Ofg Bancorp	84,387	3,844,672
Popular Inc	124,559	18,500,749
		29,492,468
Financial Services - 0.0%
EVERTEC Inc	124,058	3,035,699
TOTAL FINANCIALS		32,528,167
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	62,166	1,975,635
TOTAL PUERTO RICO		36,955,508
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	87,156	1,089,450
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	99,674	10,155,784
TOTAL SINGAPORE		11,245,234
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	129,914	16,514,668
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	7,197	6,424
TOTAL SWEDEN		16,521,092
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	251,001	8,222,792
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	180,281	10,128,187
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	554,563	118,349,290
TOTAL SWITZERLAND		136,700,269
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (c)	68,826	1,826,642
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (c)	67,682	44,274,857
TOTAL THAILAND		46,101,499
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	763,879	52,264,601
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (c)(d)	1,612	0
F-star Therapeutics Inc rights (c)(d)	1,612	0
Zura Bio Ltd Class A (c)	77,980	335,314
		335,314
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)(c)	43,207	33,295
TOTAL HEALTH CARE		368,609
Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 6/26/2028 (c)	95,205	257
Machinery - 0.0%
Luxfer Holdings PLC	48,723	829,753
TOTAL INDUSTRIALS		830,010
TOTAL UNITED KINGDOM		53,463,220
UNITED STATES - 99.6%
Communication Services - 9.6%
Diversified Telecommunication Services - 0.7%
Anterix Inc (c)	34,816	2,228,920
AST SpaceMobile Inc Class A (b)(c)	470,717	53,384,015
AT&T Inc	13,231,440	328,139,712
Atn International Inc	19,363	545,262
Bandwidth Inc Class A (c)	54,266	3,525,662
Cogent Communications Holdings Inc	89,685	1,592,806
Comcast Corp Class A	6,783,241	168,699,204
GCI LLC Class A	2,809	62,669
GCI LLC Class C	66,919	1,496,978
Globalstar Inc (c)	95,564	8,047,444
IDT Corp Class B	37,820	2,086,151
iQSTEL Inc (b)	5,459	6,442
Iridium Communications Inc	199,540	10,332,181
Lumen Technologies Inc (c)	1,785,654	19,624,337
NextPlat Corp (c)	4,118	28,661
Shenandoah Telecommunications Co	85,208	1,359,068
Uniti Group Inc (c)	340,324	3,818,435
Verizon Communications Inc	7,970,070	381,049,047
		986,026,994
Entertainment - 1.1%
AMC Entertainment Holdings Inc Class A (c)	973,251	1,683,724
Angel Studios Inc Class A (b)(c)	157,542	436,391
Atlanta Braves Holdings Inc Class A (c)	44,953	2,409,481
Atlanta Braves Holdings Inc Class C (c)	58,792	2,916,083
Cinemark Holdings Inc	195,559	5,475,652
Cineverse Corp (c)	21,861	53,122
CuriosityStream Inc Class A	59,322	169,661
Dolphin Entertainment Inc (c)	3,621	4,381
Electronic Arts Inc	425,091	85,749,357
Gaia Inc Class A (c)	29,752	69,620
Kartoon Studios Inc (c)	55,328	39,299
Liberty Media Corp-Liberty Formula One Class A (c)	55,255	4,640,315
Liberty Media Corp-Liberty Formula One Class C (c)	413,686	37,558,552
Lionsgate Studios Corp (c)	437,058	6,271,782
Live Nation Entertainment Inc (c)	298,964	50,348,527
LiveOne Inc (c)	19,544	129,381
Madison Square Garden Entertainment Corp Class A (c)	76,689	5,408,875
Madison Square Garden Sports Corp Class A (c)	33,861	12,673,834
Marcus Corp/The	44,188	835,595
Meridian Holdings Inc (c)	5,037	58,580
Motorsport Games Inc Class A (c)	314	1,303
Netflix Inc (c)	7,980,688	686,498,782
Nomadar Corp Class A	8,284	27,751
Playstudios Inc Class A (c)	194,526	107,826
Playtika Holding Corp	107,410	404,936
PodcastOne Inc (c)	5,883	29,062
Reading International Inc Class A (c)	26,961	30,466
Reading International Inc Class B (c)	2,927	25,465
Reservoir Media Inc (c)	63,207	652,296
ROBLOX Corp Class A (c)	1,250,272	58,950,325
Roku Inc Class A (c)	247,243	32,186,094
Skillz Inc Class A (b)(c)	21,019	196,948
Snail Inc Class A (c)	4,029	3,644
Sphere Entertainment Co Class A (b)(c)	50,148	6,944,495
Starz Entertainment Corp (c)	24,881	581,718
Stubhub Holdings Inc Class A (b)(c)	65,382	644,667
Take-Two Interactive Software Inc (c)	328,826	73,709,636
TKO Group Holdings Inc Class A	125,525	25,755,220
Vivid Seats Inc Class A (b)(c)	12,308	106,710
Walt Disney Co/The	3,348,233	340,950,566
Warner Bros Discovery Inc (c)	4,684,483	126,527,886
Warner Music Group Corp Class A	278,811	8,793,699
		1,580,061,707
Interactive Media & Services - 7.5%
Alphabet Inc Class A	11,011,647	4,188,169,820
Alphabet Inc Class C	8,833,274	3,325,109,332
Angi Inc Class A (c)	68,013	398,556
Arena Group Holdings Inc/The (c)	24,489	34,285
Bumble Inc Class A (b)(c)	145,434	461,026
BuzzFeed Inc Class A (c)	31,719	51,702
Cargurus Inc Class A (c)	154,199	4,604,382
Cars.com Inc (c)	108,625	1,116,665
DHI Group Inc (c)	63,271	223,347
EverQuote Inc Class A (c)	51,261	986,262
fuboTV Inc Class A (b)(c)	57,095	576,089
Getty Images Holdings Inc Class A (b)(c)	74,223	77,192
Giftify Inc (c)	17,055	15,264
IAC Inc Class A (c)	123,815	5,558,055
Intelligent Protection Management Corp (c)	752	1,466
IZEA Worldwide Inc (c)	22,962	84,730
Match Group Inc	446,622	16,136,453
MediaAlpha Inc Class A (c)	61,686	549,005
Meta Platforms Inc Class A	4,134,326	2,615,002,538
Nextdoor Holdings Inc Class A (c)	409,937	864,967
Pinterest Inc Class A (c)	1,108,337	22,222,157
PSQ Holdings Inc Class A (b)(c)	68,335	44,691
QuinStreet Inc (c)	105,645	1,322,675
Reddit Inc Class A (c)	242,769	42,727,344
Rumble Inc Class A (b)(c)	210,685	1,936,195
Shutterstock Inc	47,087	701,125
Snap Inc Class A (c)	2,096,303	11,969,890
System1 Inc Class A (c)	3,635	10,869
Teads Holding Co (b)(c)	47,062	54,121
Travelzoo (c)	14,924	159,836
TripAdvisor Inc Class A (b)(c)	216,275	2,417,955
Trump Media & Technology Group Corp (b)(c)	305,062	2,840,127
Yelp Inc Class A (c)	108,834	2,481,415
Zedge Inc Class B	19,712	58,545
Ziff Davis Inc (b)(c)	74,699	3,366,684
ZipRecruiter Inc Class A (c)	127,104	411,817
ZoomInfo Technologies Inc (c)	515,870	1,717,847
		10,254,464,429
Media - 0.2%
Advantage Solutions Inc Class A (c)	9,268	346,809
AMC Global Media Inc Class A (b)(c)	58,396	567,609
Bloomia Holdings Inc (c)	2,977	11,461
Boston Omaha Corp (c)	42,673	549,628
Cable One Inc (b)(c)	8,741	459,340
Cardlytics Inc (b)(c)	93,524	63,110
Charter Communications Inc Class A (b)(c)	162,784	23,449,035
Clear Channel Outdoor Holdings Inc (c)	599,628	1,445,103
comScore Inc (c)	7,182	57,600
Creative Realities Inc (c)	9,564	35,196
Direct Digital Holdings Inc Class A (c)	25	71
DoubleVerify Holdings Inc (c)	255,330	2,476,701
EchoStar Corp Class A (b)(c)	254,199	32,839,969
Emerald Holding Inc	30,199	150,995
Entravision Communications Corp Class A	120,805	1,096,909
Eva Live Inc (c)	12,143	39,465
EW Scripps Co/The Class A (b)(c)	131,912	447,182
Fluent Inc (c)	18,631	37,635
Fox Corp Class A	433,065	27,681,515
Fox Corp Class B	206,603	11,856,946
Gray Media Inc	141,898	569,011
Gray Media Inc Class A	9,191	63,050
Harte Hanks Inc (c)	10,638	26,595
Ibotta Inc Class A (b)(c)	27,631	946,362
iHeartMedia Inc Class A (c)	226,765	977,357
John Wiley & Sons Inc Class A	78,256	3,293,012
Lee Enterprises Inc (b)(c)	13,055	142,430
Liberty Broadband Corp Class A (c)	33,521	1,132,339
Liberty Broadband Corp Class C (c)	221,107	7,464,573
LQR House Inc (c)	14,803	13,355
Magnite Inc (c)	274,094	3,927,767
Marchex Inc Class B (c)	68,352	113,464
Mediaco Holding Inc Class A (c)	4,718	4,001
MNTN Inc Class A (c)	22,796	214,966
National CineMedia Inc	171,385	538,149
New York Times Co/The Class A	305,123	22,948,301
News Corp Class A	765,822	19,987,954
News Corp Class B	173,507	5,173,979
Nexstar Media Group Inc	53,750	9,590,613
NIQ Global Intelligence Plc	94,529	788,372
Omnicom Group Inc	595,186	43,275,974
Optimum Communications Inc Class A (c)	511,309	336,544
Paramount Skydance Corp Class B (b)	588,976	6,249,035
PubMatic Inc Class A (c)	69,016	806,107
Saga Communications Inc Class A	8,942	84,770
Scholastic Corp	38,356	1,553,418
Sinclair Inc Class A	74,257	1,026,974
Sirius XM Holdings Inc	353,541	10,436,530
SPAR Group Inc (c)	25,542	18,503
Stagwell Inc Class A (b)(c)	205,984	1,443,948
Stran & Co Inc (c)	11,291	23,937
TechTarget Inc (b)(c)	62,250	285,728
Thryv Holdings Inc (c)	74,014	287,174
Townsquare Media Inc Class A	27,302	180,193
Trade Desk Inc (The) Class A (c)	832,542	17,949,606
Urban One Inc Class A (b)(c)	1,095	7,216
Urban One Inc Class D (c)	3,819	19,973
USA TODAY Co Inc (c)	231,273	1,806,242
Versant Media Group Inc Class A	274,830	11,856,166
		279,175,967
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	27,298	1,388,376
Gogo Inc (b)(c)	152,480	696,834
Kore Group Holdings Inc (c)	14,448	132,633
Spok Holdings Inc	41,079	435,027
SurgePays Inc (c)	23,754	14,055
T-Mobile US Inc	895,783	167,986,186
Telephone and Data Systems Inc	185,367	7,249,703
		177,902,814
TOTAL COMMUNICATION SERVICES		13,277,631,911
Consumer Discretionary - 9.6%
Automobile Components - 0.1%
Adient PLC (c)	150,114	3,431,606
Aptiv PLC (c)	402,222	27,326,963
BorgWarner Inc	391,135	28,091,316
Cooper-Standard Holdings Inc (c)	32,571	987,878
Dana Inc	215,218	7,620,869
Dauch Corporation (c)	450,654	2,992,343
Dorman Products Inc (c)	52,754	6,537,276
Fox Factory Holding Corp (c)	75,879	1,368,857
Gentex Corp	413,378	9,987,212
Gentherm Inc (c)	55,965	1,941,426
Goodyear Tire & Rubber Co/The (c)	533,587	3,254,881
Holley Inc Class A (c)	100,569	274,553
Kodiak AI Inc (b)(c)	198,031	1,394,138
LCI Industries	45,902	5,004,236
Lear Corp	95,761	13,705,314
Motorcar Parts of America Inc (c)	34,628	382,986
Patrick Industries Inc	62,538	5,660,940
Phinia Inc	71,535	5,526,794
QuantumScape Corp Class A (b)(c)	879,045	7,893,824
Solid Power Inc (b)(c)	358,510	1,186,668
Standard Motor Products Inc	40,308	1,579,671
Stoneridge Inc (c)	55,626	415,526
Strattec Security Corp (c)	7,859	628,406
Sypris Solutions Inc (c)	27,158	89,893
Versigent PLC	133,506	5,890,285
Visteon Corp	51,237	6,060,825
Worksport Ltd (b)(c)	4,672	3,433
XPEL Inc (c)(e)	46,649	2,132,792
		151,370,911
Automobiles - 1.9%
Aptera Motors Corp Class B (b)	17,140	39,422
Cenntro Inc (b)(c)	392	1,764
Empery Digital Inc (b)(c)	84,180	378,810
Envirotech Vehicles Inc (b)(c)	2,375	4,893
FabricAI Inc (b)(c)	264	1,412
Faraday Future Intelligent Electric Inc Class A (b)(c)	286,646	104,224
FLY-E Group Inc (c)	2,368	4,783
Ford Motor Co	7,407,794	129,191,927
General Motors Co	1,708,621	142,225,612
Harley-Davidson Inc (b)	221,556	5,357,224
Livewire Group Inc (c)	45,327	63,911
Lucid Group Inc (b)(c)	325,964	2,135,064
Massimo Group (b)(c)	13,445	13,054
Rivian Automotive Inc Class A (b)(c)	1,546,333	25,205,228
Tesla Inc (c)	5,316,201	2,316,747,235
Thor Industries Inc	100,462	7,944,535
Winnebago Industries Inc	52,660	1,563,475
Workhorse Group Inc (b)(c)	1,847	7,074
		2,630,989,647
Broadline Retail - 3.8%
1stdibs.Com Inc (c)	52,988	239,506
Amazon.com Inc (c)	18,465,138	4,997,404,949
Dillard's Inc Class A (b)	5,710	3,370,099
eBay Inc	854,186	93,336,905
Eightco Holdings Inc (b)(c)	317,588	294,182
Etsy Inc (c)	186,864	12,691,803
Groupon Inc (b)(c)	51,813	1,048,177
Kohl's Corp	213,909	3,071,733
Macy's Inc	504,794	10,984,317
Ollie's Bargain Outlet Holdings Inc (c)	115,599	9,436,346
Pattern Group Inc Class A	44,159	829,748
Savers Value Village Inc (b)(c)	74,077	662,989
		5,133,370,754
Distributors - 0.0%
AMCON Distributing Co	387	31,378
Cheetah Net Supply Chain Service Inc Class A (c)	17	28
Educational Development Corp (c)	5,163	7,538
Genuine Parts Co	263,589	26,016,234
GigaCloud Technology Inc Class A (c)	48,027	1,730,893
Gold.com Inc	39,192	1,658,214
LKQ Corp	485,135	13,156,861
Pool Corp	61,967	11,240,814
Weyco Group Inc	13,257	467,840
		54,309,800
Diversified Consumer Services - 0.1%
ADT Inc	1,102,133	7,395,312
American Public Education Inc (c)	35,017	1,732,291
Beachbody Co Inc/The Class A (c)	6,762	73,976
Bright Horizons Family Solutions Inc (c)	107,361	6,722,946
Carriage Services Inc	30,335	1,249,499
Chegg Inc (c)	219,306	287,291
Classover Holdings Inc Class B (c)	353	142
Coursera Inc (b)(c)	422,269	2,276,030
Covista Inc (c)	65,902	7,763,256
Driven Brands Holdings Inc (c)	108,645	1,503,647
Duolingo Inc Class A (c)	75,490	8,406,566
Frontdoor Inc (c)	135,858	8,432,706
Graham Holdings Co Class B	6,369	6,988,640
Grand Canyon Education Inc (c)	52,260	7,831,161
H&R Block Inc	240,449	9,254,882
KinderCare Learning Cos Inc (b)(c)	67,056	257,495
Laureate Education Inc (c)	253,225	8,100,668
Legacy Education Inc (b)(c)	15,084	167,583
Liberty Live Holdings Inc Class A	34,986	3,369,851
Liberty Live Holdings Inc Class C	98,727	9,783,846
Lincoln Educational Services Corp (c)	55,629	2,576,735
Matthews International Corp Class A	57,530	1,526,846
McGraw Hill Inc (b)	47,226	568,601
Nerdy Inc Class A (b)(c)	146,896	120,851
Perdoceo Education Corp	112,523	3,643,495
Phoenix Education Partners Inc	8,720	263,693
Regis Corp (c)	4,120	116,349
Service Corp International/US	262,628	19,746,999
Strategic Education Inc	44,221	3,393,962
Stride Inc (c)	79,811	7,372,940
Universal Technical Institute Inc (b)(c)	96,397	3,606,212
WW International Inc (b)	18,085	300,573
XWELL Inc (c)	6,204	7,755
		134,842,799
Hotels, Restaurants & Leisure - 1.6%
Accel Entertainment Inc Class A (c)	105,348	1,252,588
Airbnb Inc Class A (c)	800,417	106,703,590
All In FutureTech Alliance Inc (c)	46,291	25,090
Aramark	496,706	26,514,166
Ark Restaurants Corp (c)	4,947	31,315
Aureus Greenway Holdings Inc (b)(c)	14,874	62,471
Bally's Corp (b)(c)	13,199	187,162
Biglari Holdings Inc Class A (c)	68	101,293
Biglari Holdings Inc Class B (b)(c)	1,535	445,887
BJ's Restaurants Inc (c)	41,390	1,947,400
Black Rock Coffee Bar Inc Class A	33,409	277,963
Bloomin' Brands Inc	150,986	1,274,322
Booking Holdings Inc	1,523,162	255,023,014
Boyd Gaming Corp	107,946	8,924,975
Brinker International Inc (c)	82,504	11,746,920
Caesars Entertainment Inc (c)	386,305	11,222,160
Canterbury Park Holding Corp	4,847	76,776
Carnival Corp Ltd	2,428,813	68,152,493
Cava Group Inc (b)(c)	189,073	14,683,409
Century Casinos Inc (c)	44,159	60,056
Cheesecake Factory Inc/The	87,109	5,752,678
Chipotle Mexican Grill Inc (c)	2,461,961	78,438,077
Choice Hotels International Inc (b)	39,077	4,254,704
Churchill Downs Inc	125,254	10,923,401
Cracker Barrel Old Country Store Inc (b)	41,001	1,386,654
Darden Restaurants Inc	217,492	44,348,794
Dave & Buster's Entertainment Inc (b)(c)	51,435	687,686
Dine Brands Global Inc (b)	28,900	906,882
Domino's Pizza Inc	58,497	18,167,998
DoorDash Inc Class A (c)	706,520	112,541,571
DraftKings Inc Class A (c)	937,197	22,951,955
Dutch Bros Inc Class A (c)	241,016	13,978,928
El Pollo Loco Holdings Inc (c)	44,574	662,815
Expedia Group Inc Class A	221,174	49,938,877
First Watch Restaurant Group Inc (c)	83,900	975,757
Flanigan's Enterprises Inc	1,637	55,658
Flutter Entertainment PLC (c)	331,667	32,165,066
Full House Resorts Inc (c)	64,552	161,380
GEN Restaurant Group Inc Class A (b)	7,552	15,633
Global Business Travel Group I Class A (c)	235,884	2,203,157
Good Times Restaurants Inc (c)	14,261	18,397
High Roller Technologies Inc (b)(c)	7,025	38,427
Hilton Grand Vacations Inc (c)	114,190	5,940,164
Hilton Worldwide Holdings Inc	433,210	141,945,589
Hyatt Hotels Corp Class A	78,185	14,179,632
Inspired Entertainment Inc (c)	43,600	335,720
Jack in the Box Inc (b)(c)	35,527	442,311
Krispy Kreme Inc (c)	168,948	594,697
Kura Sushi USA Inc Class A (b)(c)	11,626	653,265
Las Vegas Sands Corp	571,358	28,893,574
Life Time Group Holdings Inc (c)	286,242	9,468,885
Lindblad Expeditions Holdings Inc (c)	83,832	1,923,944
Lucky Strike Entertainment Corp Class A (b)	32,268	264,275
Marriott International Inc/MD Class A1	415,641	156,114,760
Marriott Vacations Worldwide Corp	53,234	4,518,502
McDonald's Corp	1,345,747	375,732,562
MGM Resorts International (c)	361,877	15,803,169
Monarch Casino & Resort Inc	23,313	2,803,621
Nathan's Famous Inc	4,559	460,003
Navan Inc Class A (c)	72,632	1,552,146
Noodles & Co Class A (c)	7,806	98,356
Norwegian Cruise Line Holdings Ltd (c)	861,395	15,797,984
ONE Group Hospitality Inc/The (c)	43,446	87,109
Papa John's International Inc (b)	62,560	2,140,178
Penn Entertainment Inc (c)	244,755	4,608,737
Planet Fitness Inc Class A (c)	156,887	8,395,023
Portillo's Inc Class A (b)(c)	129,568	555,847
Pursuit Attractions and Hospitality Inc (c)	38,773	1,735,867
Rave Restaurant Group Inc (c)	25,594	77,806
Rci Hospitality Holdings Inc	14,794	375,324
Red Robin Gourmet Burgers Inc (b)(c)	34,074	172,414
Red Rock Resorts Inc Class A	92,274	5,386,956
Royal Caribbean Cruises Ltd	475,556	135,357,504
Rush Street Interactive Inc Class A (c)	201,699	5,111,053
Sabre Corp (c)	747,867	1,316,246
Serve Robotics Inc (b)(c)	110,455	1,032,754
Shake Shack Inc Class A (c)	76,752	4,935,921
SHARPLINK INC (b)(c)	367,449	2,245,113
Six Flags Entertainment Corp (b)(c)	189,732	3,986,269
Sports Entertainment Gaming Global Corp (b)(c)	1,872	3,163
Starbucks Corp	2,153,553	213,546,315
Sweetgreen Inc Class A (b)(c)	197,191	1,964,022
Target Hospitality Corp (c)	60,789	1,055,297
Texas Roadhouse Inc	125,155	22,605,496
Travel + Leisure Co	122,532	8,332,176
United Parks & Resorts Inc (b)(c)	52,018	2,087,482
Vail Resorts Inc (b)	67,615	9,033,364
Venu Holding Corp Class A (c)	57,334	212,136
Vestand Inc Class A (c)	4,848	1,999
Wendy's Co/The (b)	299,595	2,306,882
Wingstop Inc	52,394	8,223,762
Wyndham Hotels & Resorts Inc	142,198	11,412,811
Wynn Resorts Ltd	159,642	16,158,963
Xponential Fitness Inc Class A (b)(c)	49,804	273,424
Yum! Brands Inc	524,488	77,598,000
		2,239,146,117
Household Durables - 0.3%
Aterian Inc (c)	10,022	11,024
Bassett Furniture Industries Inc	13,893	207,839
Beazer Homes USA Inc (c)	51,462	1,306,620
Cavco Industries Inc (c)	14,584	7,824,608
Century Communities Inc	49,089	2,592,881
Champion Homes Inc (c)	104,556	7,698,458
Cricut Inc Class A	86,205	357,751
DR Horton Inc	509,425	74,931,323
Dream Finders Homes Inc Class A (b)(c)	54,315	839,710
Emerson Radio Corp (c)	14,485	6,118
Ethan Allen Interiors Inc	45,926	946,994
Flexsteel Industries Inc	7,614	438,719
Garmin Ltd	309,025	72,287,128
Gopro Inc Class A (c)	246,461	308,076
Green Brick Partners Inc (c)	58,720	3,949,507
Hamilton Beach Brands Holding Co Class A	10,583	214,835
Helen of Troy Ltd (c)	44,333	1,203,198
Hooker Furnishings Corp	18,080	216,418
Hovnanian Enterprises Inc Class A (c)	8,420	929,231
Installed Building Products Inc	42,587	8,942,418
KB Home	123,099	6,014,617
Koss Corp (c)	11,422	46,602
La-Z-Boy Inc	76,035	2,857,395
Legacy Housing Corp (c)	19,464	467,331
Leggett & Platt Inc	256,676	2,636,063
Lennar Corp Class A	387,933	34,828,625
Lennar Corp Class B (b)	37,404	3,294,544
LGI Homes Inc (c)	37,268	1,781,783
Lifetime Brands Inc	21,506	183,876
Live Ventures Inc (c)	2,250	23,063
Lovesac Co/The (c)	26,427	406,447
M/I Homes Inc (c)	48,599	6,396,600
Meritage Homes Corp	128,973	8,414,199
Mohawk Industries Inc (c)	97,979	10,524,904
Newell Brands Inc	801,504	2,725,114
NVR Inc (c)	5,293	32,312,706
PulteGroup Inc	361,673	42,742,515
Purple Innovation Inc Class A (c)	100,513	40,336
SharkNinja Inc (b)(c)	133,538	16,276,947
Smith Douglas Homes Corp Class A (b)(c)	15,634	186,983
Somnigroup International Inc	397,548	28,150,374
Sonos Inc (c)	226,986	3,581,839
Taylor Morrison Home Corp (c)	183,745	10,749,083
Toll Brothers Inc	179,136	24,817,501
TopBuild Corp (c)	52,776	22,032,924
Traeger Inc (c)	2,336	162,492
Universal Electronics Inc (c)	18,679	77,705
Whirlpool Corp (b)	120,092	5,214,395
XMAX Inc (b)(c)	80,768	690,566
Yunhong Green CTI Ltd (c)	251	891
		452,851,276
Leisure Products - 0.1%
Acushnet Holdings Corp	51,409	4,564,091
American Outdoor Brands Inc (b)(c)	24,107	244,324
Brunswick Corp/DE	123,589	10,351,815
Callaway Golf Co (c)	265,833	4,093,828
Clarus Corp	52,601	161,222
Escalade Inc	14,444	271,114
Funko Inc Class A (c)	78,314	444,824
Hasbro Inc	251,233	21,648,748
JAKKS Pacific Inc	16,313	360,354
Johnson Outdoors Inc Class A	12,177	545,043
Latham Group Inc (c)	81,137	428,403
Malibu Boats Inc Class A (c)	36,179	993,475
MasterCraft Boat Holdings Inc (c)	28,468	663,020
Mattel Inc (c)	584,699	8,735,403
Newton Golf Company Inc (c)	3,693	3,766
Peloton Interactive Inc Class A (b)(c)	784,306	5,019,558
Polaris Inc	102,043	7,201,175
Smith & Wesson Brands Inc	84,861	1,291,584
Sturm Ruger & Co Inc	31,206	1,219,843
Tron Inc (b)(c)	35,065	70,130
YETI Holdings Inc (c)	146,706	7,037,487
		75,349,207
Specialty Retail - 1.5%
1-800-Flowers.com Inc Class A (b)(c)	47,169	215,562
Abercrombie & Fitch Co Class A (c)	86,910	6,711,190
Academy Sports & Outdoors Inc	126,351	6,671,333
Advance Auto Parts Inc (b)	112,507	6,777,422
aka Brands Holding Corp (c)	1,300	12,285
America's Car-Mart Inc/TX (c)	14,465	177,775
American Eagle Outfitters Inc	298,949	4,723,394
Arhaus Inc Class A	98,864	669,309
Arko Corp	153,327	1,189,818
ARKO Petroleum Corp Class A	23,003	437,517
Asbury Automotive Group Inc (c)	36,347	6,822,695
AutoNation Inc (c)	49,215	9,238,640
AutoZone Inc (c)	31,305	91,886,123
BARK Inc (b)(c)	10,806	109,033
Barnes & Noble Education Inc (c)	39,178	405,884
Bath & Body Works Inc	389,800	7,803,796
Bed Bath & Beyond Inc (b)(c)	131,668	807,125
Best Buy Co Inc	368,301	28,709,063
Bob's Discount Furniture Inc	41,182	560,075
Boot Barn Holdings Inc (c)	57,676	9,797,422
Brilliant Earth Group Inc Class A	30,045	38,157
Buckle Inc/The	55,263	2,534,914
Build-A-Bear Workshop Inc (b)	22,324	830,676
Burlington Stores Inc (c)	117,524	38,057,797
Caleres Inc	62,565	910,946
Camping World Holdings Inc Class A	115,626	847,539
CarMax Inc (c)	269,613	12,030,132
Carparts Com Inc (c)	8,988	49,794
Carvana Co Class A (c)	1,336,660	97,576,180
Cato Corp/The Class A (c)	31,987	103,638
Chewy Inc Class A (c)	451,728	10,181,949
Children's Place Inc/The (b)(c)	19,373	80,979
Citi Trends Inc (c)	13,231	608,758
Designer Brands Inc Class A	66,511	513,465
Destination XL Group Inc (c)	91,127	66,158
Dick's Sporting Goods Inc	125,581	28,578,468
Digital Brands Group Inc (b)(c)	10,919	5,283
Duluth Holdings Inc Class B (c)	26,210	87,804
Envela Corp (c)	13,004	331,082
EVgo Inc Class A (b)(c)	249,424	553,721
Five Below Inc (c)	104,038	23,654,080
Floor & Decor Holdings Inc Class A (c)	202,482	10,407,575
GameStop Corp Class A (b)(c)	780,147	16,523,513
Gap Inc/The	431,257	9,121,086
Genesco Inc (c)	19,510	748,599
Grabagun Digital Holdings Inc	49,355	134,246
Group 1 Automotive Inc	22,233	7,033,187
Grove Collaborative Holdings Inc Class A (b)(c)	52,724	61,687
GrowGeneration Corp (c)	99,659	177,393
Haverty Furniture Cos Inc	24,562	569,593
Haverty Furniture Cos Inc Class A	2,399	55,633
Home Depot Inc/The	1,881,350	596,651,339
J Jill Inc (b)	13,137	166,446
Lands' End Inc (c)	20,059	235,693
Leslie's Inc (b)(c)	17,665	67,480
Lithia Motors Inc	46,093	13,407,993
Lowe's Cos Inc	1,060,263	227,277,977
Lulu's Fashion Lounge Holdings Inc (c)	973	9,067
MarineMax Inc (c)	37,095	1,277,552
Monro Inc	57,393	944,115
Murphy USA Inc	31,941	16,163,104
National Vision Holdings Inc (c)	150,244	2,516,587
NextBoat Inc	7,266	19,255
O'Reilly Automotive Inc (c)	1,591,943	138,308,008
OneWater Marine Inc Class A (c)	25,766	283,684
Outdoor Holding Co (c)	190,089	391,583
Penske Automotive Group Inc	34,639	5,797,529
Petco Health & Wellness Co Inc Class A (c)	158,571	477,299
PetMed Express Inc (c)	35,726	77,525
RealReal Inc/The (c)	187,992	1,812,243
Rent the Runway Inc Class A (b)(c)	51,844	204,784
Revolve Group Inc Class A (c)	74,902	1,468,079
RH (c)	29,517	4,382,979
RideNow Group Inc Class B (c)	43,413	350,343
Ross Stores Inc	611,249	141,644,731
Sally Beauty Holdings Inc (c)	187,079	2,484,409
Shoe Carnival Inc	33,177	587,233
Signet Jewelers Ltd	76,532	6,688,131
Sleep Number Corp (b)(c)	42,582	50,673
Sonic Automotive Inc Class A	28,945	2,391,436
Sportsman's Warehouse Holdings Inc (c)	69,801	92,137
Stitch Fix Inc Class A (c)	230,526	820,673
Tandy Leather Factory Inc	820	1,926
ThredUp Inc Class A (c)	179,556	834,935
Tilly's Inc Class A (b)(c)	37,578	167,598
TJX Cos Inc/The	2,098,197	324,695,986
Torrid Holdings Inc (b)(c)	24,410	39,056
Tractor Supply Co	999,825	31,524,482
Ulta Beauty Inc (c)	83,790	42,636,542
Upbound Group Inc	98,445	1,891,128
Urban Outfitters Inc (c)	102,106	7,418,001
Valvoline Inc (b)(c)	239,618	8,087,108
Victoria's Secret & Co (c)	151,180	8,314,900
Warby Parker Inc Class A (c)	188,623	4,625,036
Wayfair Inc Class A (c)	202,252	14,614,730
Williams-Sonoma Inc	225,861	45,978,524
Winmark Corp	5,642	2,135,892
Zumiez Inc (c)	27,394	674,714
		2,106,890,138
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds Inc Class A (b)(c)	9,007	37,109
Capri Holdings Ltd (c)	222,195	4,112,829
Carter's Inc	68,631	2,648,470
Columbia Sportswear Co	48,213	3,190,736
Crocs Inc (c)	95,537	11,337,376
Crown Crafts Inc	9,793	28,106
Culp Inc (c)	22,791	70,652
Deckers Outdoor Corp (c)	268,352	30,551,875
Figs Inc Class A (c)	294,344	3,461,485
Fossil Group Inc (b)(c)	93,465	409,377
G-III Apparel Group Ltd	72,714	2,350,844
Kontoor Brands Inc	96,217	6,905,494
Lakeland Industries Inc (b)	16,588	179,482
Levi Strauss & Co Class A	185,878	4,312,370
Lululemon Athletica Inc (c)	201,934	26,489,702
Movado Group Inc	29,390	1,125,049
NIKE Inc Class B	2,251,979	104,108,989
Oxford Industries Inc	27,307	1,218,438
Playboy Inc (c)	115,919	158,809
PVH Corp	86,267	8,046,986
Ralph Lauren Corp Class A	73,119	26,608,004
Rocky Brands Inc	13,148	508,302
Steven Madden Ltd	136,595	5,933,687
Superior Group of Cos Inc	21,569	275,868
Tapestry Inc	382,579	55,649,941
Under Armour Inc Class A (b)(c)	271,739	1,595,108
Under Armour Inc Class C (b)(c)	312,307	1,789,519
Unifi Inc (c)	27,308	108,413
Vera Bradley Inc (c)	36,527	120,904
VF Corp	623,125	10,705,288
Vince Holding Corp (c)	3,162	13,944
Wolverine World Wide Inc	157,381	2,762,037
		316,815,193
TOTAL CONSUMER DISCRETIONARY		13,295,935,842
Consumer Staples - 4.3%
Beverages - 0.9%
Amaze Holdings Inc (b)(c)	3,552	541
Boston Beer Co Inc/The Class A (c)	14,679	2,602,293
Brown-Forman Corp Class A	118,147	3,158,069
Brown-Forman Corp Class B	313,352	8,059,414
Celsius Holdings Inc (c)	300,926	10,011,808
Coca-Cola Co/The	7,316,701	578,092,546
Coca-Cola Consolidated Inc	106,779	18,500,530
Constellation Brands Inc Class A	265,132	36,805,624
IP Strategy Holdings Inc (b)(c)	627	3,022
Keurig Dr Pepper Inc	2,571,714	77,228,571
MGP Ingredients Inc	26,499	467,707
Molson Coors Beverage Co Class B	319,688	12,637,267
Monster Beverage Corp (c)	1,347,686	118,704,183
National Beverage Corp (c)	42,994	1,590,348
PepsiCo Inc	2,582,874	372,424,602
Primo Brands Corp Class A	472,571	11,719,761
Reed's Inc (c)	3,081	5,269
Splash Beverage Group Inc (c)	1,032	177
Vita Coco Co Inc/The (c)	83,022	6,237,443
Willamette Valley Vineyards Inc (c)	6,424	17,538
Zevia PBC Class A (c)	78,279	121,332
		1,258,388,045
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	699,373	10,917,213
Andersons Inc/The	63,072	4,452,252
BJ's Wholesale Club Holdings Inc (c)	248,248	21,170,589
Casey's General Stores Inc	70,053	53,740,458
Chefs' Warehouse Inc/The (c)	68,518	5,244,368
Costco Wholesale Corp	838,916	802,272,149
Dollar General Corp	415,935	46,006,570
Dollar Tree Inc (c)	349,024	40,640,355
Grocery Outlet Holding Corp (b)(c)	181,306	1,542,914
HF Foods Group Inc (c)	71,016	138,481
Ingles Markets Inc Class A	26,147	2,312,964
Kroger Co/The	1,101,578	68,463,073
Mangoceuticals Inc (c)	12,606	5,421
Maplebear Inc (c)	348,083	13,853,703
Natural Grocers by Vitamin Cottage Inc	19,217	564,211
Performance Food Group Co (c)	296,466	29,109,997
PriceSmart Inc	47,545	8,082,175
Reborn Coffee Inc (c)	1,232	2,475
Sprouts Farmers Market Inc (c)	184,162	15,215,464
Sysco Corp	905,667	68,658,615
Target Corp	856,108	108,785,644
United Natural Foods Inc (c)	114,345	5,871,616
US Foods Holding Corp (c)	416,823	34,116,963
Village Super Market Inc Class A	17,459	811,145
Walmart Inc	8,286,126	959,119,085
Weis Markets Inc	18,808	1,372,420
		2,302,470,320
Food Products - 0.4%
Alico Inc	10,001	406,541
Arcadia Biosciences Inc (c)	1,626	1,569
Archer-Daniels-Midland Co	908,271	72,461,860
B&G Foods Inc (b)	151,440	619,390
Barfresh Food Group Inc (c)	17,435	39,752
Beyond Meat Inc (b)(c)	879,203	693,252
BranchOut Food Inc (c)	11,714	40,413
BRC Inc Class A (b)(c)	159,180	261,055
Bridgford Foods Corp (c)	2,609	20,220
Buda Juice Inc	2,003	17,889
Bunge Global SA	255,443	31,496,122
Cal-Maine Foods Inc (b)	84,691	6,328,112
Campbell's Company/The (b)	374,713	7,910,191
Coffee Holding Co Inc	10,248	44,271
Conagra Brands Inc	904,172	12,007,404
Darling Ingredients Inc (c)	299,030	17,672,673
Flowers Foods Inc	406,747	3,107,547
Fresh Del Monte Produce Inc	61,559	1,978,506
Freshpet Inc (c)	91,585	4,725,786
General Mills Inc	1,008,295	34,090,454
Hain Celestial Group Inc (c)	169,532	134,388
Hershey Co/The	280,046	54,337,325
Hormel Foods Corp	554,902	12,890,373
Ingredion Inc	118,334	12,003,801
J & J Snack Foods Corp	28,511	2,170,257
JM Smucker Co	202,314	20,878,805
John B Sanfilippo & Son Inc	16,685	1,249,873
Kraft Heinz Co/The	1,620,662	38,912,095
Laird Superfood Inc (c)	14,478	50,818
Lamb Weston Holdings Inc	261,594	11,295,629
Lifeway Foods Inc (c)	11,814	281,528
Limoneira Co	28,068	357,025
Local Bounti Corp (c)	5,099	8,821
Mama's Creations Inc (c)	68,972	951,814
Marzetti Company/The	37,844	4,236,257
McCormick & Co Inc/MD	479,557	22,716,615
Mission Produce Inc (c)	110,500	1,230,970
Mondelez International Inc	2,424,168	148,286,357
Once Upon a Farm PBC (b)(c)	22,774	351,858
Pilgrim's Pride Corp	80,708	2,284,843
Post Holdings Inc (c)	80,054	7,352,159
Rocky Mountain Chocolate Factory Inc (c)	4,766	9,389
Sadot Group Inc (c)	35	96
Seaboard Corp	481	2,444,408
Seneca Foods Corp Class A (c)	9,671	1,390,593
Simply Good Foods Co/The (c)	169,663	1,954,518
SOW GOOD INC (b)(c)	204	320
Tootsie Roll Industries Inc Class A	38,940	1,468,427
Tyson Foods Inc Class A	533,506	32,554,536
Utz Brands Inc Class A	157,403	1,152,190
Vital Farms Inc (b)(c)	69,356	694,254
Westrock Coffee Co (c)	68,321	548,618
		578,121,967
Household Products - 0.7%
Central Garden & Pet Co (c)	89,389	3,439,689
Central Garden & Pet Co Class A (c)	15,915	543,179
Church & Dwight Co Inc	447,042	42,750,626
Clorox Co/The	228,737	20,590,905
Colgate-Palmolive Co	1,522,717	137,242,483
Energizer Holdings Inc	113,229	2,063,032
Kimberly-Clark Corp	627,467	61,240,779
Oil-Dri Corp of America	19,166	1,469,266
Procter & Gamble Co/The	4,394,218	630,833,936
Reynolds Consumer Products Inc	100,640	2,180,869
Spectrum Brands Holdings Inc	45,975	3,617,773
WD-40 Co	25,075	5,014,248
		910,986,785
Personal Care Products - 0.1%
AXIL Brands Inc (c)	5,979	40,119
BellRing Brands Inc (c)	222,501	1,860,108
Bonk Inc (b)(c)	5,933	11,451
Coty Inc Class A (c)	686,553	1,462,358
Edgewell Personal Care Co	87,165	1,527,131
elf Beauty Inc (b)(c)	111,532	6,245,792
Estee Lauder Cos Inc/The Class A	467,599	41,592,931
FitLife Brands Inc (b)(c)	7,886	80,595
Herbalife Ltd (c)	194,211	2,322,764
Honest Co Inc/The (b)(c)	198,594	695,079
Interparfums Inc	34,889	3,292,475
Kenvue Inc	3,619,754	62,549,349
Lifevantage Corp (b)	18,690	147,090
Mannatech Inc (b)(c)	422	2,404
Medifast Inc (b)(c)	19,188	240,426
Natural Alternatives International Inc (c)	4,595	11,671
Nature's Sunshine Products Inc (c)	26,118	555,791
Niagen Bioscience Inc (c)	103,288	398,692
Nu Skin Enterprises Inc Class A	89,756	519,687
Olaplex Holdings Inc (b)(c)	240,364	490,343
SkinHealth Systems Inc Class A (b)(c)	145,751	112,782
United-Guardian Inc	4,379	30,303
Upexi Inc (b)(c)	104,881	124,808
USANA Health Sciences Inc (c)	20,920	382,836
		124,696,985
Tobacco - 0.5%
Altria Group Inc	3,173,150	220,787,777
Ispire Technology Inc (c)	34,564	62,561
Philip Morris International Inc	2,942,870	522,006,281
Turning Point Brands Inc	35,787	3,039,390
Universal Corp/VA	47,645	2,471,346
		748,367,355
TOTAL CONSUMER STAPLES		5,923,031,457
Energy - 3.2%
Energy Equipment & Services - 0.3%
Archrock Inc	331,116	11,089,075
Atlas Energy Solutions Inc (b)	143,708	2,398,487
Baker Hughes Co Class A	1,867,232	119,278,780
Bristow Group Inc	46,911	1,953,374
Cactus Inc Class A	131,681	7,642,765
Core Laboratories Inc	86,353	1,180,446
Dawson Geophysical Co (c)	6,483	25,218
DMC Global Inc (c)	34,035	231,778
Drilling Tools International Corp (c)	25,287	70,298
Energy Services of America Corp	24,501	365,800
Expro Group Holdings NV (c)	192,678	2,845,854
Flowco Holdings Inc Class A	56,903	1,330,961
Forum Energy Technologies Inc (c)	20,965	1,052,862
Geospace Technologies Corp (c)	23,556	195,515
Halliburton Co	1,584,477	61,556,931
Helix Energy Solutions Group Inc (c)	260,444	2,435,151
Helmerich & Payne Inc	189,493	7,229,158
Innovex International Inc (c)	74,554	1,991,337
KLX Energy Services Holdings Inc (c)	24,006	65,776
Kodiak Gas Services Inc	176,458	11,796,217
Liberty Energy Inc Class A	306,817	8,977,465
Mammoth Energy Services Inc (c)	41,270	138,255
MIND Technology Inc (b)(c)	15,022	101,399
Nabors Industries Ltd (c)	27,966	2,590,491
Natural Gas Services Group Inc	20,510	806,043
NCS Multistage Holdings Inc (c)	1,763	74,716
Noble Corp PLC	238,200	11,071,536
NOV Inc	681,276	13,598,269
Oceaneering International Inc (c)	188,044	7,188,922
Oil States International Inc (c)	102,817	873,945
Patterson-UTI Energy Inc	652,441	7,313,864
ProFrac Holding Corp Class A (c)	39,604	241,980
ProPetro Holding Corp (c)	177,458	2,708,009
Ranger Energy Services Inc Class A	28,198	435,941
RPC Inc	174,353	1,154,217
SEACOR Marine Holdings Inc (c)	43,986	332,094
Select Water Solutions Inc Class A	216,216	3,876,753
SLB Ltd	2,826,335	154,176,574
Smart Sand Inc	61,362	263,243
Solaris Energy Infrastructure Inc Class A	87,167	6,061,593
TETRA Technologies Inc (c)	256,447	2,623,453
Tidewater Inc (c)	87,192	6,407,740
Transocean Ltd (c)	1,864,524	11,541,404
Valaris Ltd (c)	121,652	11,268,625
Weatherford International PLC	135,240	14,016,274
		502,578,588
Oil, Gas & Consumable Fuels - 2.9%
Abundia Global Impact Group Inc (b)(c)	1,712	2,003
Aemetis Inc (c)	126,177	321,751
American Resources Corp (b)(c)	134,678	296,292
Amplify Energy Corp (c)	69,799	323,169
Antero Midstream Corp	626,428	13,129,931
Antero Resources Corp (c)	555,165	19,847,149
APA Corp	669,959	24,406,606
Barnwell Industries Inc (b)(c)	2,008	2,088
Battalion Oil Corp (b)(c)	18,335	26,586
California Resources Corp	148,027	8,776,521
Calumet Inc (c)	121,394	4,305,845
Centrus Energy Corp Class A (b)(c)	36,108	6,588,627
Cheniere Energy Inc	406,648	91,438,869
Chevron Corp	3,542,472	646,359,441
Chord Energy Corp	107,356	14,157,036
Clean Energy Fuels Corp (c)	326,299	665,650
Clean Energy Technologies Inc (c)	2,581	1,900
CNX Resources Corp (c)	268,100	9,032,289
Comstock Inc (b)(c)	137,903	572,297
Comstock Resources Inc (b)(c)	147,542	1,966,735
ConocoPhillips	2,315,716	263,945,310
Core Natural Resources Inc	96,452	8,530,215
Crescent Energy Co Class A	465,285	5,378,695
CVR Energy Inc	56,563	1,879,023
Delek US Holdings Inc	114,019	5,074,986
Devon Energy Corp	2,175,532	96,789,419
Diamondback Energy Inc	367,071	70,286,755
Diversified Energy Co	123,634	1,798,875
Dorian LPG Ltd	69,722	2,804,219
DT Midstream Inc	191,993	26,875,180
Empire Petroleum Corp (b)(c)	51,937	131,920
EOG Resources Inc	1,025,281	136,751,980
EON Resources Inc Class A (b)(c)	83,174	48,840
Epsilon Energy Ltd	42,411	240,046
EQT Corp	1,179,612	64,796,087
Evolution Petroleum Corp	64,229	272,331
Excelerate Energy Inc Class A	44,865	1,477,853
Expand Energy Corp	450,366	41,875,031
Exxon Mobil Corp	7,898,636	1,147,355,865
FutureFuel Corp	50,184	207,762
Gevo Inc (c)	458,694	853,171
Granite Ridge Resources Inc	135,261	657,368
Green Plains Inc (c)	132,723	2,079,769
Gulfport Energy Corp (c)	29,504	4,974,079
HF Sinclair Corp	295,191	20,630,899
HighPeak Energy Inc Class A	45,565	323,512
Infinity Natural Resources Inc Class A (b)(c)	27,626	374,332
International Seaways Inc	76,939	5,938,921
Kinder Morgan Inc	3,699,300	114,974,244
Kinetik Holdings Inc Class A	86,929	3,994,388
Lightbridge Corp (c)	59,845	687,021
Magnolia Oil & Gas Corp Class A	341,419	9,341,224
Marathon Petroleum Corp	557,476	138,683,305
Matador Resources Co	221,825	11,889,820
Mexco Energy Corp	470	4,113
Murphy Oil Corp	254,646	9,215,639
NACCO Industries Inc Class A	7,480	378,488
New Era Energy & Digital Inc (b)(c)	77,209	368,287
New Fortress Energy Inc Class A (b)(c)	234,936	131,752
NextDecade Corp (b)(c)	266,073	2,104,637
NextNRG Inc (c)	54,608	35,086
Northern Oil & Gas Inc	196,055	4,268,117
Occidental Petroleum Corp	1,359,298	76,977,046
ONEOK Inc	1,189,431	99,840,838
OPAL Fuels Inc Class A (c)	43,392	98,066
Ovintiv Inc	524,231	29,377,905
Par Pacific Holdings Inc (c)	95,207	5,346,825
PBF Energy Inc Class A	156,292	6,361,084
Peabody Energy Corp	228,672	6,185,578
PEDEVCO Corp (c)	2,226	28,604
Permian Resources Holdings Inc/DE Class A	1,401,528	26,951,383
Phillips 66	761,419	133,918,374
Prairie Operating Co (b)(c)	83,201	74,274
PrimeEnergy Resources Corp (b)(c)	1,454	239,357
Range Resources Corp	448,666	17,475,541
REX American Resources Corp (c)	53,734	2,512,602
Riley Exploration Permian Inc	19,529	649,535
Ring Energy Inc (c)	339,188	437,553
Sable Offshore Corp (b)(c)	234,340	3,433,081
SandRidge Energy Inc	61,229	898,229
Sky Quarry Inc (c)	4,760	10,710
SM Energy Co	430,257	13,213,192
Stabilis Solutions Inc (c)	7,706	28,358
Summit Midstream Corp Class A (c)	20,616	549,416
Talos Energy Inc (c)	239,361	3,511,426
Targa Resources Corp	405,539	103,440,833
Texas Pacific Land Corp	109,434	43,007,562
Trio Petroleum Corp (b)(c)	1,649	599
Ur-Energy Inc (United States) (c)	634,647	1,028,128
Uranium Energy Corp (c)	913,772	12,582,640
US Energy Corp (b)(c)	19,848	19,848
VAALCO Energy Inc	193,670	1,010,957
Valero Energy Corp	576,399	141,114,003
Venture Global Inc Class A	903,679	10,880,295
Verde Clean Fuels Inc Class A (c)	7,388	11,525
Viper Energy Inc Class A	351,369	15,987,290
Vitesse Energy Inc (b)	52,689	910,466
W&T Offshore Inc	198,542	730,635
Williams Cos Inc/The	2,307,935	164,763,480
World Kinect Corp	104,545	3,011,941
XCF Global Inc Class A (b)	240,186	119,156
		3,977,387,684
TOTAL ENERGY		4,479,966,272
Financials - 11.6%
Banks - 3.4%
1st Source Corp	34,556	2,550,924
ACNB Corp	19,575	1,062,727
Affinity Bancshares Inc (c)	10,328	232,070
Amalgamated Financial Corp	38,628	1,602,289
Amerant Bancorp Inc Class A	77,666	1,764,572
Ameris Bancorp	118,558	9,995,625
AmeriServ Financial Inc	10,531	40,018
Ames National Corp	16,788	482,487
Arrow Financial Corp	27,275	1,000,993
Associated Banc-Corp	308,774	8,587,005
Atlantic Union Bankshares Corp	266,538	10,027,160
Auburn National BanCorp Inc	4,760	118,905
Avidbank Holdings Inc (c)	13,903	427,934
Avidia Bancorp Inc	35,545	677,488
Axos Financial Inc (c)	106,662	9,269,994
Banc of California Inc	256,999	4,939,521
BancFirst Corp	39,861	4,396,270
Bancorp Inc/The (c)	82,269	4,537,958
Bank First Corp	19,551	2,717,980
Bank of America Corp	12,540,539	647,091,812
Bank of Hawaii Corp	78,599	6,020,683
Bank of Marin Bancorp	34,002	878,612
Bank of the James Financial Group Inc	7,508	172,158
Bank OZK	196,017	9,485,263
Bank7 Corp	7,418	328,321
BankUnited Inc	141,989	6,586,870
Bankwell Financial Group Inc	11,932	624,282
Banner Corp	63,001	4,095,065
Bar Harbor Bankshares	32,445	1,133,628
BayCom Corp	19,146	589,697
Bayfirst Financial Corp (b)(c)	7,106	44,555
BCB Bancorp Inc	26,938	281,233
Beacon Financial Corp	155,236	4,515,815
Blue Ridge Bankshares Inc	78,816	260,093
Bogota Financial Corp (c)	8,052	67,637
BOK Financial Corp	38,671	4,951,435
Bridgewater Bancshares Inc (c)	42,623	803,870
Broadway Financial Corp/DE (c)	11,078	106,349
Burke & Herbert Financial Services Corp	31,255	1,987,818
Business First Bancshares Inc	59,844	1,704,357
BV Financial Inc (c)	18,505	363,253
Byline Bancorp Inc	64,674	2,140,063
C&F Financial Corp	5,640	415,950
California BanCorp	43,116	818,342
Camden National Corp	31,524	1,577,146
Capital Bancorp Inc	22,119	706,038
Capital City Bank Group Inc	25,256	1,152,684
Capitol Federal Financial Inc	226,860	1,762,702
Carter Bankshares Inc	42,814	1,168,822
Catalyst Bancorp Inc (c)	7,094	112,936
Cathay General Bancorp	130,910	7,548,271
CB Financial Services Inc	8,612	308,654
Central BanCo Inc	67,698	1,922,623
Central Pacific Financial Corp	50,793	1,745,247
Central Plains Bancshares Inc (c)	7,455	137,768
CF Bankshares Inc Class A	7,123	203,148
Chain Bridge Bancorp Inc Class A (c)	4,968	180,090
Chemung Financial Corp	6,745	463,247
ChoiceOne Financial Services Inc	29,799	935,689
Citigroup Inc	3,303,462	415,905,866
Citizens & Northern Corp	29,214	615,247
Citizens Community Bancorp Inc/WI	16,622	339,089
Citizens Financial Group Inc	802,149	49,941,797
Citizens Financial Services Inc	8,442	548,983
City Holding Co	27,061	3,363,953
Civista Bancshares Inc	40,162	1,040,196
CNB Financial Corp/PA	52,413	1,607,507
Coastal Financial Corp/WA Class A (c)	24,623	1,752,665
CoastalSouth Bancshares Inc	14,848	379,069
Colony Bankcorp Inc	28,872	571,666
Columbia Banking System Inc	558,599	16,556,874
Columbia Financial Inc (b)(c)	48,394	974,171
Commerce Bancshares Inc/MO	256,742	13,407,067
Commercial Bancgroup Inc	14,673	423,903
Community Bancorp/VT	11,703	422,361
Community Financial System Inc	103,925	6,613,787
Community Trust Bancorp Inc	28,465	1,903,170
Community West Bancshares	44,343	1,064,675
Connectone Bancorp Inc	99,960	3,005,797
Cullen/Frost Bankers Inc	118,440	16,050,989
Customers Bancorp Inc (c)	60,679	4,559,420
CVB Financial Corp	315,459	6,422,745
Dime Community Bancshares Inc	76,331	2,856,306
Eagle Bancorp Inc	56,342	1,537,573
Eagle Bancorp Montana Inc	14,693	326,038
Eagle Financial Services Inc	8,251	325,584
East West Bancorp Inc	259,445	31,792,390
Eastern Bankshares Inc	411,392	8,116,764
ECB Bancorp Inc/MD (c)	14,137	258,142
Enterprise Financial Services Corp	67,995	4,121,177
Equity Bancshares Inc Class A	28,122	1,296,424
Esquire Financial Holdings Inc	12,343	1,356,372
Farmers & Merchants Bancorp Inc/Archbold OH	22,459	627,280
Farmers National Banc Corp	105,782	1,499,989
FB Bancorp Inc (c)	36,750	512,295
FB Financial Corp	80,469	4,239,912
Fidelity D&D Bancorp Inc	8,554	399,557
Fifth District Bancorp Inc (c)	8,832	133,452
Fifth Third Bancorp	1,699,917	84,876,856
Financial Institutions Inc	36,485	1,321,852
Finward Bancorp	6,466	213,249
Finwise Bancorp (c)	15,888	228,469
First Bancorp Inc/The	17,409	506,776
First Bancorp/Southern Pines NC	81,798	4,812,176
First Bank/Hamilton NJ	36,918	577,398
First Busey Corp	169,015	4,625,941
First Business Financial Services Inc	15,826	910,312
First Capital Inc	5,981	369,686
First Citizens BancShares Inc/NC Class A	18,323	36,472,115
First Commonwealth Financial Corp	187,043	3,542,594
First Community Bankshares Inc	35,201	1,517,515
First Community Corp/SC	15,115	454,357
First Financial Bancorp	195,142	6,002,568
First Financial Bankshares Inc	254,923	8,330,884
First Financial Corp	24,193	1,673,672
First Guaranty Bancshares Inc	11,502	109,959
First Hawaiian Inc	231,693	6,251,077
First Horizon Corp	908,031	22,001,591
First Internet Bancorp	14,386	347,566
First Interstate BancSystem Inc Class A	170,682	6,076,279
First Merchants Corp	114,818	4,627,165
First Mid Bancshares Inc	40,049	1,764,158
First National Corp/VA	15,305	425,402
First Northwest Bancorp (c)	14,304	142,611
First Seacoast Bancorp Inc (c)	7,623	127,609
First United Corp	11,270	445,616
First US Bancshares Inc	9,589	153,424
First Western Financial Inc (c)	12,849	374,805
Firstsun Capital Bancorp (c)	43,250	1,533,213
Five Star Bancorp	29,908	1,263,015
Flagstar Financial Inc	559,406	7,865,248
Flushing Financial Corp	63,570	1,015,213
FNB Corp/PA	661,679	11,566,149
Franklin Financial Services Corp	8,122	472,132
FS Bancorp Inc	13,188	536,883
Fulton Financial Corp	355,170	7,703,637
FVCBankcorp Inc	26,315	415,251
GBank Financial Holdings Inc (c)	17,769	529,339
German American Bancorp Inc	68,742	3,005,400
Glacier Bancorp Inc	242,676	11,539,244
Great Southern Bancorp Inc	16,184	1,161,202
Greene County Bancorp Inc	12,706	333,405
Hancock Whitney Corp	154,259	10,508,123
Hanmi Financial Corp	55,980	1,686,118
Hanover Bancorp Inc	8,140	189,336
Hawthorn Bancshares Inc	11,701	429,310
HBT Financial Inc	22,908	655,856
Heritage Financial Corp Wash	83,722	2,281,425
Hilltop Holdings Inc	84,688	3,194,431
Hingham Institution For Savings The (b)	3,437	994,633
Home Bancorp Inc	12,913	831,339
Home BancShares Inc/AR	344,523	9,219,435
Home Federal Bancorp Inc of Louisiana	1,368	26,442
HomeTrust Bancshares Inc	25,500	1,184,985
Hope Bancorp Inc	230,352	2,888,614
Horizon Bancorp Inc/IN	91,697	1,700,979
Hoyne Bancorp Inc	17,001	270,316
Huntington Bancshares Inc/OH	3,827,570	62,619,045
Independent Bank Corp	94,748	7,492,672
Independent Bank Corp/MI	39,300	1,348,776
International Bancshares Corp	101,076	7,293,644
Investar Holding Corp	15,835	447,497
Isabella Bank Corp	14,188	578,587
John Marshall Bancorp Inc	21,866	465,090
JPMorgan Chase & Co	5,096,435	1,525,413,960
Kearny Financial Corp/MD	107,827	888,494
KeyCorp	1,772,418	37,805,676
Lake Shore Bancorp Inc/MD	5,546	86,296
Lakeland Financial Corp	47,290	2,867,193
Landmark Bancorp Inc/Manhattan KS	8,002	227,417
LCNB Corp	24,308	414,208
Live Oak Bancshares Inc	64,415	2,449,702
M&T Bank Corp	286,598	61,936,694
Magyar Bancorp Inc	10,824	187,255
MainStreet Bancshares Inc	11,687	267,515
Mechanics Bancorp Class A	100,365	1,477,373
Mercantile Bank Corp	29,901	1,584,454
Meridian Corp	17,494	314,542
Metrocity Bankshares Inc	35,923	1,173,245
Metropolitan Bank Holding Corp	20,863	1,867,656
Mid Penn Bancorp Inc	39,426	1,287,259
Midland States Bancorp Inc	41,457	1,152,505
MVB Financial Corp	21,636	578,763
National Bank Holdings Corp Class A	91,885	3,843,550
National Bankshares Inc VA	12,373	435,406
NB Bancorp Inc	78,474	1,571,834
Nbt Bancorp Inc	105,012	4,855,755
Nicolet Bankshares Inc	37,641	5,279,903
Northeast Bank	12,943	1,627,453
Northeast Community Bancorp Inc	25,034	606,824
Northfield Bancorp Inc	69,313	982,858
Northpointe Bancshares Inc	18,533	316,544
Northrim BanCorp Inc	41,672	1,029,715
Northwest Bancshares Inc	267,253	3,781,630
Norwood Financial Corp	18,213	550,579
NSTS Bancorp Inc (c)	7,574	104,294
Oak Valley Bancorp	12,213	401,930
OceanFirst Financial Corp	106,896	2,008,576
Ohio Valley Banc Corp	7,072	339,810
Old National Bancorp/IN	647,633	15,549,668
Old Second Bancorp Inc	103,782	2,212,632
OP Bancorp	20,783	292,209
OptimumBank Holdings Inc (c)	18,777	103,274
Orange County Bancorp Inc	17,236	588,092
Origin Bancorp Inc	53,779	2,563,107
Orrstown Financial Services Inc	36,730	1,363,785
Park National Corp	32,546	5,583,592
Parke Bancorp Inc	18,985	583,409
Pathfinder Bancorp Inc	4,793	66,479
Pathward Financial Inc	42,408	3,487,634
Patriot National Bancorp Inc (c)	143,940	161,213
PCB Bancorp	21,143	519,484
Peapack-Gladstone Financial Corp	28,908	1,250,271
Peoples Bancorp Inc/OH	64,601	2,246,823
Peoples Bancorp of North Carolina Inc	9,600	404,160
Peoples Financial Services Corp	17,818	1,058,567
Pinnacle Financial Partners Inc	284,264	27,783,963
Pioneer Bancorp Inc/NY (c)	18,207	271,831
Plumas Bancorp	11,284	593,877
PNC Financial Services Group Inc/The	762,886	168,689,352
Ponce Financial Group Inc (c)	42,326	799,115
Preferred Bank/Los Angeles CA	22,657	2,170,994
Primis Financial Corp	38,381	553,838
Princeton Bancorp Inc	9,835	354,453
Prosperity Bancshares Inc	188,862	13,023,924
Provident Financial Holdings Inc	11,029	186,942
Provident Financial Services Inc	252,847	5,610,675
QCR Holdings Inc	30,682	2,827,346
RBB Bancorp	24,924	596,182
Red River Bancshares Inc	8,311	755,636
Regions Financial Corp	1,635,632	45,797,696
Renasant Corp	178,318	7,261,109
Republic Bancorp Inc/KY Class A	17,878	1,447,224
Rhinebeck Bancorp Inc (c)	3,517	57,257
Richmond Mutual BanCorp Inc	20,018	290,661
Riverview Bancorp Inc	35,663	200,069
S&T Bancorp Inc	70,401	3,174,381
SB Financial Group Inc	12,792	276,307
Seacoast Banking Corp of Florida	190,932	5,787,149
ServisFirst Bancshares Inc	98,503	7,682,249
Shore Bancshares Inc	58,070	1,199,726
Sierra Bancorp	23,297	884,820
Simmons First National Corp Class A	290,007	6,220,650
SmartFinancial Inc	26,343	1,098,503
Sound Financial Bancorp Inc	4,037	168,464
South Plains Financial Inc	21,794	884,618
Southern Financial Capital Trust III (c)	14,226	821,836
Southern Missouri Bancorp Inc	17,311	1,195,498
Southside Bancshares Inc	53,412	1,749,777
SOUTHSTATE BANK CORP	186,498	17,670,686
SR Bancorp Inc	16,111	302,726
Stellar Bancorp Inc	87,286	3,259,259
Sterling Bancorp Inc/MI (c)(d)	35,279	0
Stock Yards Bancorp Inc	49,650	3,561,891
Summit State Bank (c)	8,615	116,906
Texas Capital Bancshares Inc (c)	84,979	8,454,561
Texas Community Bancshares Inc	814	13,634
TFS Financial Corp	103,533	1,647,210
Third Coast Bancshares Inc (c)	23,886	913,878
Timberland Bancorp Inc/WA	13,468	546,531
Tompkins Financial Corp	23,195	1,998,249
Towne Bank/Portsmouth VA	168,271	5,732,993
TriCo Bancshares	60,430	3,069,844
Triumph Financial Inc (c)	41,348	2,946,045
Truist Financial Corp	2,385,172	114,989,142
TrustCo Bank Corp NY	35,680	1,848,581
Trustmark Corp	111,180	4,909,709
UMB Financial Corp	134,118	17,604,329
Union Bankshares Inc/Morrisville VT	6,798	157,034
United Bancorp Inc/OH	8,794	138,506
United Bankshares Inc/WV	261,542	11,353,538
United Community Bank/SC	228,164	7,518,004
Unity Bancorp Inc	11,573	646,468
Univest Financial Corp	53,490	2,109,646
US Bancorp	2,935,624	161,018,976
USCB Financial Holdings Inc	18,937	351,092
Valley National Bancorp	893,254	12,300,108
Virginia National Bankshares Corp	8,705	377,710
WaFd Inc	149,351	5,310,922
Washington Trust Bancorp Inc	36,835	1,199,716
Webster Financial Corp	302,921	22,028,415
Wells Fargo & Co	5,845,843	453,286,666
WesBanco Inc	188,385	6,527,540
West BanCorp Inc	28,610	684,923
Westamerica BanCorp	49,872	2,767,397
Western Alliance Bancorp	194,155	15,464,446
Western New England Bancorp Inc	34,619	459,394
Winchester Bancorp Inc (c)	924	11,734
Wintrust Financial Corp	125,493	18,852,813
WSFS Financial Corp	103,910	7,424,370
Zions Bancorp NA	277,419	17,324,817
		4,706,291,862
Capital Markets - 3.0%
Acadian Asset Management Inc	49,226	3,559,532
Aether Holdings Inc (c)	2,208	7,992
Affiliated Managers Group Inc	53,025	16,058,621
AI Financial Corp (b)(c)	233,323	198,558
AlTi Global Inc Class A (c)	114,151	376,698
Ameriprise Financial Inc	172,572	76,917,066
Ares Management Corp Class A	389,601	50,063,729
Artisan Partners Asset Management Inc Class A	134,925	5,051,592
AtlasClear Holdings Inc (c)	226,044	52,985
Bakkt Inc Class A (b)(c)	25,911	281,653
Bank of New York Mellon Corp/The	1,300,653	181,350,048
Beneficient Class A (c)	25,247	93,414
BGC Group Inc Class A	686,806	7,177,123
Binah Capital Group Inc (c)	3,616	5,748
Bitgo Holdings Inc Class A (b)	27,614	165,960
Blackrock Inc	272,793	285,581,536
Blackstone Inc	1,415,507	165,571,854
Blue Owl Capital Inc Class A	1,197,975	12,315,183
BRC Group Holdings Inc (b)(c)	32,079	299,297
Carlyle Group Inc/The	492,015	22,352,241
Cboe Global Markets Inc	197,684	65,939,475
CGrowth Capital Inc (b)(c)	57,505	103
Charles Schwab Corp/The	3,157,282	275,788,583
CME Group Inc Class A	681,696	186,471,124
Cohen & Co Inc	1,742	19,162
Cohen & Steers Inc	53,934	3,764,593
Coinbase Global Inc Class A (c)	421,546	79,684,840
DigitalBridge Group Inc Class A	311,327	4,869,154
Dominari Holdings Inc (b)	12,013	44,448
Donnelley Financial Solutions Inc (c)	51,069	2,026,929
Evercore Inc Class A	73,243	24,965,609
FactSet Research Systems Inc	70,015	17,186,582
Federated Hermes Inc Class B	138,209	7,747,997
Fold Holdings Inc Class A (c)	24,546	23,709
Franklin Resources Inc	580,785	18,015,951
Galaxy Digital Inc Class A (b)(c)	363,443	10,750,644
GCM Grosvenor Inc Class A	114,740	1,219,686
Gemini Space Station Inc Class A (b)	34,948	184,176
Goldman Sachs Group Inc/The	566,884	581,373,555
Great Elm Group Inc (c)	40,747	88,421
Hamilton Lane Inc Class A	76,936	6,703,434
Hennessy Advisors Inc	8,593	87,305
Heritage Global Inc (c)	65,633	80,072
Houlihan Lokey Inc Class A	102,686	14,546,499
Innventure Inc (b)(c)	89,219	475,537
Interactive Brokers Group Inc Class A	842,015	73,230,045
Intercontinental Exchange Inc	1,073,496	158,716,384
Invesco Ltd	841,433	23,947,183
Janus Henderson Group PLC	229,187	11,851,260
Jefferies Financial Group Inc	313,565	16,531,147
KKR & Co Inc Class A	1,298,083	124,538,083
Lazard Inc	212,296	10,047,970
LPL Financial Holdings Inc	151,333	41,430,435
MarketAxess Holdings Inc	70,185	9,126,857
MarketWise Inc Class A	2,842	48,996
Marygold Cos Inc/The (c)	26,707	30,713
Miami International Holdings Inc	58,656	2,771,496
Moelis & Co Class A	140,941	9,483,920
Moody's Corp	289,926	131,408,960
Morgan Stanley	2,273,744	472,938,752
Morningstar Inc	43,179	7,859,442
MSCI Inc	138,865	87,676,584
Nasdaq Inc	848,694	78,521,169
Netcapital Inc (b)(c)	4,646	5,110
Northern Trust Corp	352,147	58,262,721
Open Lending Corp (c)	194,908	444,390
Oppenheimer Holdings Inc Class A	10,956	1,004,337
Perella Weinberg Partners Class A	124,875	2,142,855
Piper Sandler Cos	128,001	10,036,558
PJT Partners Inc Class A	45,644	6,978,968
Procap Financial Inc	173,465	372,950
Raymond James Financial Inc	331,563	47,549,450
Ridgepost Capital Inc Class A	122,115	1,011,112
Robinhood Markets Inc Class A (c)	1,493,795	140,864,869
S&P Global Inc	578,437	245,257,288
SEI Investments Co	175,376	15,412,043
Siebert Financial Corp (c)	38,204	71,059
Silvercrest Asset Management Group Inc Class A	18,438	208,903
State Street Corp	527,499	82,099,944
StepStone Group Inc Class A	138,055	6,807,492
Stifel Financial Corp	287,834	20,191,555
StoneX Group Inc (c)	132,179	14,982,490
T Rowe Price Group Inc	412,391	43,107,231
TPG Inc Class A	242,978	10,343,573
Tradeweb Markets Inc Class A	218,048	21,859,312
Twenty One Capital Inc Class A (b)	665,010	4,867,873
US Global Investors Inc Class A	31,943	84,330
Value Line Inc	1,287	41,441
Victory Capital Holdings Inc Class A	90,695	7,668,262
Virtu Financial Inc Class A	151,498	7,597,625
Virtus Invt Partners Inc	12,281	1,756,551
Wealthfront Corp (b)(c)	77,239	943,861
Westwood Holdings Group Inc	12,143	199,874
WisdomTree Inc	217,438	4,142,194
		4,146,014,035
Consumer Finance - 0.5%
Ally Financial Inc	532,213	22,784,039
American Express Co	1,011,985	320,262,893
Atlanticus Holdings Corp (c)	10,581	912,294
Bread Financial Holdings Inc	84,231	7,502,455
Capital One Financial Corp	1,181,622	222,062,222
Consumer Portfolio Services Inc (c)	15,763	155,423
Credit Acceptance Corp (b)(c)	11,460	6,573,914
Dave Inc Class A (c)	20,910	5,908,330
DeFi Development Corp (b)(c)	46,714	181,717
Encore Capital Group Inc (c)	42,456	3,393,508
Enova International Inc (c)	46,212	7,463,700
EZCORP Inc Class A (b)(c)	108,534	3,390,602
Figure Technology Solutions Inc Class A	59,490	2,102,972
FirstCash Holdings Inc	73,201	16,097,632
Green Dot Corp Class A (c)	97,392	1,253,435
Jefferson Capital Inc	31,872	541,505
Katapult Holdings Inc Class A (b)(c)	8,286	50,296
LendingClub Corp (c)	221,170	3,947,885
Lendingtree Inc (c)	20,611	787,340
Medallion Financial Corp	33,784	328,718
Navient Corp	129,813	1,111,199
Nelnet Inc Class A	26,300	3,433,991
NerdWallet Inc Class A (c)	66,063	568,142
OneMain Holdings Inc	222,618	12,313,002
Oportun Financial Corp (c)	77,199	418,419
OppFi Inc Class A (b)(c)	53,343	452,882
PRA Group Inc (c)	72,707	1,109,509
PROG Holdings Inc	75,303	2,768,891
Regional Management Corp	17,291	635,617
SLM Corp	380,115	8,408,144
SoFi Technologies Inc Class A (b)(c)	2,401,942	43,763,383
Synchrony Financial	655,441	46,824,705
Upstart Holdings Inc (b)(c)	163,608	5,528,314
Vroom Inc (c)	1,721	20,308
World Acceptance Corp (b)(c)	5,846	965,116
		754,022,502
Financial Services - 3.0%
Acacia Research Corp (c)	67,064	311,848
Affirm Holdings Inc Class A (c)	553,268	40,748,188
Alerus Financial Corp	50,878	1,454,093
Apollo Global Management Inc	877,908	112,995,539
Beeline Holdings Inc (b)(c)	40,997	53,706
Berkshire Hathaway Inc Class B (c)	3,465,973	1,644,534,869
Better Home & Finance Holding Co Class A (b)(c)	13,189	384,723
Block Inc Class A (c)	1,034,543	78,335,596
Cannae Holdings Inc	96,084	1,424,926
Cass Information Systems Inc	22,923	1,055,146
Chime Financial Inc Class A (c)	65,535	1,218,951
Corebridge Financial Inc	485,491	13,108,257
Corpay Inc (c)	132,366	47,890,019
Enact Holdings Inc	52,744	2,204,172
Equitable Holdings Inc	536,785	22,196,060
Essent Group Ltd	179,287	10,378,924
Euronet Worldwide Inc (c)	73,422	5,321,627
Federal Agricultural Mortgage Corp Class A	333	45,032
Federal Agricultural Mortgage Corp Class C	18,295	3,252,668
Fidelity National Information Services Inc	980,813	42,165,151
Finance of America Cos Inc Class A (b)(c)	10,889	216,909
Fiserv Inc (c)	1,016,461	57,491,034
Flywire Corp (c)	208,194	3,339,432
Global Payments Inc	450,633	34,027,298
HA Sustainable Infrastructure Capital Inc	239,843	9,833,563
Halo Spin-Out SPV Inc Class A (c)(d)	408	0
International Money Express Inc (c)	54,890	821,703
Jack Henry & Associates Inc	135,783	18,509,939
Jackson Financial Inc	134,627	13,881,390
loanDepot Inc Class A (c)	351,584	464,091
Marqeta Inc Class A (c)	717,651	2,913,663
Mastercard Inc Class A	1,539,081	760,275,232
Merchants Bancorp/IN	56,237	2,651,012
MGIC Investment Corp	411,811	10,385,873
NCR Atleos Corp (c)	138,638	6,183,255
NewtekOne Inc	47,815	663,672
NMI Holdings Inc (c)	143,509	5,151,973
Onity Group Inc (c)	11,445	395,310
Paymentus Holdings Inc Class A (c)	96,559	2,268,171
Payoneer Global Inc (c)	551,510	2,867,852
PayPal Holdings Inc	1,740,647	77,893,953
Paysign Inc (c)	68,225	495,996
PennyMac Financial Services Inc	55,128	4,623,585
Priority Technology Holdings Inc (b)(c)	53,791	343,724
Radian Group Inc	254,277	8,683,560
Remitly Global Inc (c)	326,109	6,528,702
Repay Holdings Corp Class A (c)	140,043	543,367
Rocket Cos Inc Class A (c)	1,824,759	26,477,253
RTB Digital Inc (b)(c)	249	1,133
Security National Financial Corp Class A	23,382	226,805
Sezzle Inc (b)(c)	32,415	3,829,832
SHF Holdings Inc Class A (c)	645	315
Shift4 Payments Inc Class A (b)(c)	129,185	5,756,484
Sui Group Holdings Ltd (c)	55,731	89,170
Toast Inc Class A (c)	898,772	23,395,035
Usio Inc (c)	20,039	32,263
UWM Holdings Corp Class A	483,186	1,478,549
Velocity Financial Inc (c)	17,306	302,855
Visa Inc Class A	3,177,511	1,037,012,490
Voya Financial Inc	178,000	14,457,160
Walker & Dunlop Inc	64,493	3,236,904
Waterstone Financial Inc	32,484	601,279
Western Union Co/The (b)	595,522	4,841,594
WEX Inc (c)	64,362	9,329,916
XBP Global Holdings Inc Class A (c)	23,990	58,776
		4,191,661,567
Insurance - 1.6%
Abacus Global Management Inc Class A (b)	64,077	575,411
AFLAC Inc	882,222	99,179,397
Allstate Corp/The	491,372	101,266,855
American Coastal Insurance Corp	46,264	483,459
American Financial Group Inc/OH	130,848	16,984,070
American Integrity Insurance Group Inc	14,507	237,335
American International Group Inc	1,014,291	75,290,821
Amerisafe Inc	36,067	1,105,454
Aon PLC	405,381	128,124,719
Arch Capital Group Ltd (c)	675,155	60,318,348
Arthur J Gallagher & Co	485,746	97,688,378
Assurant Inc	94,576	23,537,129
Assured Guaranty Ltd	82,772	6,142,510
Ategrity Specialty Holdings LLC (c)	14,910	290,894
Axis Capital Holdings Ltd	145,843	13,844,876
Baldwin Insurance Group Inc/The Class A (c)	148,679	2,887,346
Bowhead Specialty Holdings Inc (c)	33,907	902,604
Brighthouse Financial Inc (c)	107,432	6,719,872
Brown & Brown Inc	555,485	31,246,031
Chubb Ltd	687,047	214,173,162
Cincinnati Financial Corp	294,973	46,434,650
Citizens Inc/TX Class A (c)	81,619	423,603
CNA Financial Corp	41,671	1,752,682
CNO Financial Group Inc	182,109	8,371,551
Crawford & Co Class A	26,570	277,657
Crawford & Co Class B	15,656	157,029
Donegal Group Inc Class A	32,014	543,278
eHealth Inc (c)	55,324	85,752
Employers Holdings Inc	46,184	2,009,004
Erie Indemnity Co Class A	47,829	10,190,925
Ethos Technologies Inc Class A (b)	21,021	397,297
Everest Group Ltd	76,827	24,894,253
F&G Annuities & Life Inc (b)	70,564	1,956,034
FG Nexus Inc (b)(c)	15,241	132,749
FG Nexus Inc rights (c)(d)	1,720	0
Fidelity National Financial Inc	482,579	22,850,116
First American Financial Corp	193,080	12,787,688
Genworth Financial Inc Class A (c)	756,794	6,478,157
Globe Life Inc	150,248	23,024,004
GoHealth Inc Class A (c)	8,682	5,556
Goosehead Insurance Inc Class A (c)	46,943	1,614,370
Greenlight Capital Re Ltd Class A (c)	46,401	727,104
Hagerty Inc Class A (c)	71,525	730,986
Hanover Insurance Group Inc/The	66,517	12,385,465
Hartford Insurance Group Inc/The	526,948	66,990,899
HCI Group Inc	20,145	3,103,740
Health In Tech Inc Class A (b)(c)	18,720	18,572
Heritage Insurance Holdings Inc (c)	41,965	909,801
Hippo Holdings Inc (c)	38,446	994,598
Horace Mann Educators Corp	75,304	3,443,652
Investors Title Co	2,825	663,169
James River Group Holdings Inc	83,371	325,981
Kemper Corp	110,320	2,721,594
Kingstone Cos Inc	23,606	351,021
Kinsale Capital Group Inc	41,660	12,696,718
Lemonade Inc (c)	119,882	6,953,156
Lincoln National Corp	320,488	11,310,022
Loews Corp	319,099	33,042,701
Markel Group Inc (c)	23,811	43,231,013
Marsh & McLennan Cos Inc	915,089	146,386,787
MBIA Inc (c)	85,923	504,368
Mercury General Corp	50,745	4,974,532
MetLife Inc	1,041,089	86,087,649
Neptune Insurance Holdings Inc Class A	51,313	1,440,356
NI Holdings Inc (c)	13,786	192,728
Octave Specialty Group Inc (c)	88,388	484,366
Old Republic International Corp	430,371	16,022,712
Oscar Health Inc Class A (c)	410,988	9,136,263
Palomar Hldgs Inc (c)	50,223	5,375,870
Primerica Inc	60,474	16,326,166
Principal Financial Group Inc	373,955	38,749,217
ProAssurance Corp (c)	96,112	2,305,727
Progressive Corp/The	1,108,067	210,975,958
Prudential Financial Inc	657,824	66,203,407
Reinsurance Group of America Inc	123,837	24,859,039
Reliance Global Group Inc	65	255
RLI Corp	175,163	8,765,157
Root Inc/OH Class A (c)	25,406	1,322,636
Ryan Specialty Holdings Inc Class A (b)	217,595	6,930,401
Safety Insurance Group Inc	27,687	1,942,797
Selective Insurance Group Inc	114,300	9,891,522
Selectquote Inc (c)	262,080	262,080
SiriusPoint Ltd (c)	194,254	4,147,323
Skyward Specialty Insurance Group Inc (c)	76,948	3,394,946
Slide Insurance Holdings Inc (c)	44,781	807,401
Stewart Information Services Corp	57,172	3,715,037
Tiptree Inc Class A	44,144	805,187
Travelers Companies Inc/The	408,056	119,107,466
Trupanion Inc (c)	65,139	1,421,333
TWFG Inc Class A (c)	27,106	508,780
United Fire Group Inc	40,455	1,793,370
Universal Insurance Holdings Inc	48,573	1,798,172
Unum Group	288,240	23,990,215
W R Berkley Corp	563,059	35,776,769
White Mountains Insurance Group Ltd	4,602	9,502,302
Willis Towers Watson PLC	179,794	44,889,168
		2,156,782,680
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (c)	10,379	211,732
Adamas Trust Inc	160,825	1,479,590
AGNC Investment Corp	2,084,416	21,698,771
Angel Oak Mortgage REIT Inc	27,616	227,280
Annaly Capital Management Inc	1,348,755	29,470,297
Apollo Commercial Real Estate Finance Inc	240,065	2,631,112
Arbor Realty Trust Inc (b)	374,320	2,152,340
Ares Commercial Real Estate Corp (b)	100,947	498,678
ARMOUR Residential REIT Inc	213,122	3,655,042
Blackstone Mortgage Trust Inc Class A	310,141	5,669,377
Brightspire Capital Inc Class A	238,541	1,376,382
Cherry Hill Mortgage Investment Corp	71,737	170,017
Chimera Investment Corp	153,934	2,096,581
Claros Mortgage Trust Inc (c)	227,855	553,688
Dynex Capital Inc	371,642	4,864,794
Ellington Financial Inc	229,242	3,110,814
Franklin BSP Realty Trust Inc	163,975	1,421,663
Granite Point Mortgage Trust Inc	90,427	132,023
Invesco Mortgage Capital Inc	136,877	1,077,222
Kkr Real Estate Finance Trust Inc	104,101	694,354
Ladder Capital Corp Class A	207,345	2,119,066
Lument Finance Trust Inc (b)	77,668	81,550
Manhattan Bridge Capital Inc	17,917	75,609
MFA Financial Inc	202,729	1,946,198
Nexpoint Real Estate Finance Inc	13,719	214,154
Orchid Island Capital Inc	351,782	2,385,082
Pennymac Mortgage Investment Trust	191,878	2,007,044
Ready Capital Corp	315,698	561,942
Redwood Trust Inc	247,332	1,340,539
Rithm Capital Corp	1,045,996	9,748,683
Rithm Property Trust Inc (b)	14,023	205,297
Sachem Capital Corp	94,175	113,010
Seven Hills Realty Trust	51,192	436,668
Starwood Property Trust Inc	652,733	11,148,680
Sunrise Realty Trust Inc	17,488	155,643
TPG Mortgage Investment Trust Inc	61,493	474,726
TPG RE Finance Trust Inc	157,554	1,323,454
Two Harbors Investment Corp	204,462	2,521,016
		120,050,118
TOTAL FINANCIALS		16,074,822,764
Health Care - 8.8%
Biotechnology - 2.0%
4D Molecular Therapeutics Inc (c)	76,729	760,384
AbbVie Inc	3,341,532	727,518,348
Abeona Therapeutics Inc (b)(c)	98,619	570,018
Absci Corp (c)	240,197	1,621,330
ABVC BioPharma Inc (c)	31,053	43,785
ACADIA Pharmaceuticals Inc (c)	236,773	5,128,503
Achieve Life Sciences Inc (b)(c)	97,174	509,192
Acrivon Therapeutics Inc (b)(c)	24,809	39,694
Actinium Pharmaceuticals Inc (c)	52,287	65,882
Actuate Therapeutics Inc (c)	13,591	27,454
Acumen Pharmaceuticals Inc (b)(c)	59,602	154,965
Acurx Pharmaceuticals Inc (c)	1,001	1,982
Adicet Bio Inc (c)	17,363	161,650
ADMA Biologics Inc (c)	448,496	3,578,998
Adverum Biotechnologies Inc rights (b)(c)(d)	29,224	0
AEON Biopharma Inc Class A (c)	3,072	2,325
Agenus Inc (b)(c)	60,552	211,932
Agios Pharmaceuticals Inc (c)	108,975	3,203,865
Akebia Therapeutics Inc (c)	466,701	476,035
Aktis Oncology Inc (b)	41,318	856,935
Alaunos Therapeutics Inc (c)	2,376	6,938
Aldeyra Therapeutics Inc (c)	85,509	149,641
Alector Inc (c)	163,064	352,218
Aligos Therapeutics Inc Class A (b)(c)	7,553	43,052
Alkermes PLC (c)	312,473	13,183,236
Allarity Therapeutics Inc (b)(c)	22,166	36,352
Allogene Therapeutics Inc (c)	476,775	1,034,602
Alnylam Pharmaceuticals Inc (c)	250,647	75,690,381
Altimmune Inc (b)(c)	357,417	1,090,122
ALX Oncology Holdings Inc (c)	77,665	147,564
Amgen Inc	1,018,081	342,879,501
AnaptysBio Inc (c)	37,064	2,063,353
Anavex Life Sciences Corp (b)(c)	175,983	533,228
Anika Therapeutics Inc (c)	26,302	382,168
Anixa Biosciences Inc (c)	52,694	142,274
Annexon Inc (c)	262,529	1,422,907
Annovis Bio Inc (b)(c)	34,459	66,161
Apogee Therapeutics Inc (c)	100,880	8,286,283
AquaBounty Technologies Inc (c)	4,333	4,506
Arbutus Biopharma Corp (b)(c)	280,868	1,280,758
Arcturus Therapeutics Holdings Inc (b)(c)	46,499	368,272
Arcus Biosciences Inc (c)	158,849	4,025,234
Arcutis Biotherapeutics Inc (c)	210,000	4,506,600
Ardelyx Inc (c)	450,113	2,718,683
Armata Pharmaceuticals Inc (c)	17,296	141,308
ArriVent Biopharma Inc (c)	59,361	1,796,857
Arrowhead Pharmaceuticals Inc (c)	265,256	20,666,095
ARS Pharmaceuticals Inc (b)(c)	124,664	1,130,702
Assembly Biosciences Inc (c)	21,252	587,830
Atara Biotherapeutics Inc (b)(c)	10,479	110,134
Atossa Therapeutics Inc (c)	14,382	75,218
Atrium Therapeutics Inc	26,529	344,877
aTyr Pharma Inc (b)(c)	168,117	91,203
Aura Biosciences Inc (c)	183,089	1,367,675
Avalo Therapeutics Inc (c)	64,305	1,025,665
Avita Medical Inc (b)(c)	49,901	216,071
Beam Therapeutics Inc (c)	184,503	6,075,684
Beyondspring Inc (b)(c)	66,108	111,061
Bicara Therapeutics Inc (c)	60,560	1,317,180
bioAffinity Technologies Inc (c)	7,639	12,757
BioAtla Inc (b)(c)	1,610	6,327
BioCardia Inc (c)	3,237	3,010
BioCryst Pharmaceuticals Inc (c)	448,168	3,993,177
Biogen Inc (c)	277,399	54,370,204
Biohaven Ltd (c)	211,030	2,323,440
BioMarin Pharmaceutical Inc (c)	361,655	20,719,215
Biomea Fusion Inc (c)	109,135	150,606
BioRestorative Therapies Inc (b)(c)	13,405	6,408
BioVie Inc (c)	2,401	3,409
Bioxcel Therapeutics Inc (b)(c)	34,237	40,057
Black Diamond Therapeutics Inc (b)(c)	78,981	175,338
Bolt Biotherapeutics Inc (c)	5,348	28,077
Bone Biologics Corp (c)	656	866
Boundless Bio Inc (c)	8,946	12,972
Bridgebio Pharma Inc (c)	320,177	21,214,928
C4 Therapeutics Inc (c)	154,473	675,047
Cabaletta Bio Inc (b)(c)	279,599	1,056,884
Calidi Biotherapeutics Inc (c)	5,150	953
CAMP4 Therapeutics Corp (c)	61,034	267,939
Candel Therapeutics Inc (c)	66,601	552,788
Canton Strategic Holdings Inc (b)(c)	75,269	233,334
Capricor Therapeutics Inc (c)	86,770	2,599,629
Cardiff Oncology Inc (b)(c)	114,137	216,860
Cardio Diagnostics Holdings Inc (b)(c)	2,251	4,119
CareDx Inc (c)	100,679	2,297,495
Caribou Biosciences Inc (c)	148,803	351,175
Carisma Therapeutics Inc rights (c)(d)	335,306	3
Cartesian Therapeutics Inc (c)	15,896	119,856
Cartesian Therapeutics Inc rights (c)(d)	188,029	54,528
Catalyst Pharmaceuticals Inc (c)	216,060	6,747,554
CEL-SCI Corp (c)	11,520	17,741
Celcuity Inc (c)	68,273	9,072,116
Celldex Therapeutics Inc (c)	144,530	4,542,578
Cellectar Biosciences Inc (c)	2,064	6,481
Celularity Inc Class A (c)	20,677	20,884
Century Therapeutics Inc (b)(c)	200,453	491,110
CervoMed Inc (c)	9,020	28,052
CG oncology Inc (c)	129,358	8,057,710
Chinook Therapeutics Inc rights (c)(d)	14,580	0
Cibus Inc Class A (c)	61,483	88,536
Citius Oncology Inc Class A (c)	26,290	20,979
Clene Inc (b)(c)	11,366	74,561
Climb Bio Inc (c)	46,916	514,199
Cogent Biosciences Inc (c)	288,376	10,081,625
Coherus Oncology Inc (b)(c)	267,846	425,875
Compass Therapeutics Inc (c)	278,340	662,449
Corbus Pharmaceuticals Holdings Inc (b)(c)	27,193	215,097
Corvus Pharmaceuticals Inc (c)	135,399	1,680,302
Coya Therapeutics Inc (c)	24,066	115,998
Creative Medical Technology Holdings Inc (b)(c)	1,551	3,490
Crescent Biopharma Inc (c)	12,699	262,234
Cue Biopharma Inc (c)	5,783	126,648
Cullinan Therapeutics Inc (c)	97,554	1,603,788
Curis Inc (c)	10,208	5,788
Cyclerion Therapeutics Inc (b)(c)	2,260	7,119
Cypherpunk Technologies Inc (b)(c)	89,230	100,830
Cyteir Therapeutics Inc (c)(d)	15,830	0
Cytokinetics Inc (c)	249,622	19,160,985
CytomX Therapeutics Inc (c)	335,949	1,209,416
Damora Therapeutics Inc (c)	33,695	838,332
Denali Therapeutics Inc (c)	293,168	6,168,255
Design Therapeutics Inc (c)	53,096	556,446
DiaMedica Therapeutics Inc (c)	60,738	363,821
Dianthus Therapeutics Inc (b)(c)	69,315	6,446,988
Dianthus Therapeutics Inc rights (c)(d)	49,503	0
Disc Medicine Inc (c)	59,678	4,151,798
Dogwood Therapeutics Inc (c)	2,294	3,877
Dogwood Therapeutics Inc (CVR) (c)(d)	776	0
Dyadic International Inc (c)	37,314	30,150
Dyne Therapeutics Inc (c)	271,846	5,254,783
Edesa Biotech Inc (c)	13,536	97,730
Editas Medicine Inc (c)	173,990	602,005
Eikon Therapeutics Inc (c)	44,280	479,995
Eledon Pharmaceuticals Inc (b)(c)	141,649	539,683
Elicio Therapeutics Inc (b)(c)	21,289	243,546
Elutia Inc (c)	44,700	51,852
Emergent BioSolutions Inc (b)(c)	97,545	889,610
Enanta Pharmaceuticals Inc (c)	45,504	598,833
Entrada Therapeutics Inc (c)	41,188	291,199
Equillium Inc (b)(c)	54,720	158,688
Erasca Inc (c)	447,468	5,745,489
Estrella Immunopharma Inc (b)(c)	16,762	18,271
Evommune Inc	20,417	474,287
Exagen Inc (c)	25,808	128,524
Exelixis Inc (c)	490,007	24,735,553
Exicure Inc (c)	4,731	15,139
eXoZymes Inc (c)	2,018	19,676
Fate Therapeutics Inc (c)	192,817	547,600
Fibrobiologics Inc (c)	2,266	2,629
First Tracks Biotherapeutics Inc	37,064	591,541
Foghorn Therapeutics Inc (c)	62,113	265,844
Forte Biosciences Inc (c)	31,613	602,860
Fortress Biotech Inc (b)(c)	49,359	138,205
Forum Markets Inc (b)(c)	33,109	146,673
Gain Therapeutics Inc (b)(c)	57,335	111,803
Galectin Therapeutics Inc (b)(c)	95,489	240,632
Genelux Corp (c)	62,137	189,518
Genprex Inc (c)	685	534
GeoVax Labs Inc (b)(c)	576	1,187
Geron Corp (c)	993,179	1,241,474
Gilead Sciences Inc	2,345,772	315,342,130
Gossamer Bio Inc (b)(c)	381,135	88,004
GRAIL Inc (c)	55,809	4,000,389
Greenland Mines Ltd (b)(c)	153,717	54,723
Greenwich Lifesciences Inc (b)(c)	12,325	322,607
GT Biopharma Inc (c)	2,196	1,050
Gyre Therapeutics Inc (c)	37,509	221,679
Gyre Therapeutics Inc rights (c)(d)	35,667	0
Halozyme Therapeutics Inc (c)	222,508	14,805,682
HCW Biologics Inc (b)(c)	726	1,437
Heron Therapeutics Inc (b)(c)	318,641	277,250
Humacyte Inc Class A (b)(c)	276,545	359,509
Hyperliquid Strategies Inc	240,870	2,406,291
iBio Inc (c)	63,803	121,226
Ideaya Biosciences Inc (c)	164,819	4,857,216
Immix Biopharma Inc (b)(c)	109,438	984,942
ImmuCell Corp (c)	13,563	138,885
Immuneering Corp (b)(c)	103,064	594,679
Immunic Inc (b)(c)	29,253	437,625
ImmunityBio Inc (b)(c)	574,349	4,319,104
Immunome Inc (c)	197,330	4,307,714
Immunovant Inc (c)	151,413	5,042,053
Imunon Inc	1,776	3,872
IN8bio Inc (c)	2,040	3,815
Incyte Corp (c)	315,023	30,475,325
Indaptus Therapeutics Inc (c)	462	813
Inhibikase Therapeutics Inc (b)(c)	143,459	251,053
Inhibrx Biosciences Inc (c)	17,781	1,849,402
Inmune Bio Inc (b)(c)	29,204	41,178
Inovio Pharmaceuticals Inc (b)(c)	104,005	136,247
Insight Molecular Diagnostics Inc (b)(c)	38,652	240,029
Insmed Inc (c)	403,973	43,188,753
Instil Bio Inc (b)(c)	6,775	54,674
Intellia Therapeutics Inc (b)(c)	250,388	3,522,959
Intensity Therapeutics Inc (c)	3,092	13,574
Invivyd Inc (c)	390,357	445,007
Ionis Pharmaceuticals Inc (c)	308,226	23,579,289
Iovance Biotherapeutics Inc (b)(c)	632,623	2,593,754
Ironwood Pharmaceuticals Inc Class A (c)	269,516	962,172
Jade Biosciences Inc (c)	60,757	1,278,327
Janux Therapeutics Inc (c)	91,364	1,333,001
Jasper Therapeutics Inc Class A (b)(c)	49,896	41,364
KALA BIO Inc (c)	236	526
Kalaris Therapeutics Inc (b)(c)	9,885	52,094
KalVista Pharmaceuticals Inc (c)	74,994	2,015,089
Karyopharm Therapeutics Inc (b)(c)	34,152	310,783
Keros Therapeutics Inc (c)	44,889	505,001
Kineta Inc rights (c)(d)	58,487	0
Kodiak Sciences Inc (c)	75,439	2,769,366
Korro Bio Inc (c)	11,313	151,707
Korro Bio Inc rights (c)(d)	54,830	0
Krystal Biotech Inc (c)	48,564	15,007,733
Kura Oncology Inc (c)	160,631	1,638,436
Kymera Therapeutics Inc (c)	119,516	9,730,993
Kyntra Bio Inc (c)	7,005	48,335
Kyverna Therapeutics Inc (c)	64,591	550,315
Lantern Pharma Inc (b)(c)	15,273	54,830
Larimar Therapeutics Inc (c)	73,253	254,920
Lexeo Therapeutics Inc (c)	116,095	596,728
Liminatus Pharma Inc (b)(c)	8,096	1,328
Lineage Cell Therapeutics Inc (c)	438,359	583,017
Lisata Therapeutics Inc (c)	4,379	14,232
Lite Strategy Inc (c)	54,468	55,013
Lixte Biotechnology Holdings Inc (c)	8,516	53,225
Longeveron Inc (c)	23,926	18,476
Lunai Bioworks Inc (c)	1,898	5,846
Lyell Immunopharma Inc (c)	25,830	447,634
MacroGenics Inc (c)	111,316	463,075
Madrigal Pharmaceuticals Inc (c)	35,086	17,447,215
MAIA Biotechnology Inc (b)(c)	50,558	70,276
MannKind Corp (c)	575,193	2,168,478
MapLight Therapeutics Inc	39,111	1,146,343
Marker Therapeutics Inc (c)	12,811	20,113
Matinas BioPharma Holdings Inc (c)	7,652	6,198
MediciNova Inc (c)	87,575	119,102
MediPacific Inc Class A rights (c)(d)	44,132	0
Merrimack Pharmaceuticals Inc (c)(d)	28,782	0
Metagenomi Therapeutics Inc (c)	47,211	64,207
MetaVia Inc (c)	431	1,224
MetaVia Inc rights (c)(d)	380	0
MiMedx Group Inc (c)	215,217	791,999
Mineralys Therapeutics Inc (c)	103,682	3,265,983
Minerva Neurosciences Inc (c)	81,021	397,813
MiNK Therapeutics Inc (b)(c)	1,883	22,973
Mirum Pharmaceuticals Inc (c)	90,550	9,190,825
Moderna Inc (c)	659,445	31,119,210
Moleculin Biotech Inc (b)(c)	915	2,553
Monopar Therapeutics Inc (b)(c)	7,192	467,768
Monte Rosa Therapeutics Inc (b)(c)	114,900	2,264,679
Mustang Bio Inc (c)	1,077	722
Myriad Genetics Inc (c)	167,286	664,125
NanoViricides Inc (c)	22,129	39,390
Natera Inc (c)	261,555	58,423,540
NeuBase Therapeutics Inc (c)(d)	1,359	0
Neuphoria Therapeutics Inc (c)	2,001	10,625
Neurocrine Biosciences Inc (c)	189,239	29,956,534
Neurogene Inc (c)	18,774	532,055
Neurogene Inc rights (c)(d)	9,649	0
NextCure Inc (b)(c)	3,634	22,531
Nkarta Inc (c)	84,027	273,088
Novavax Inc (b)(c)	306,773	3,365,300
Nurix Therapeutics Inc (c)	182,446	3,240,241
Nuvalent Inc Class A (c)	102,265	11,289,033
Nuvectis Pharma Inc (c)	28,065	273,634
Ocugen Inc (b)(c)	603,719	833,132
Olema Pharmaceuticals Inc (c)	99,761	1,315,848
OmniAb Operations Inc $12.5 earnout shares (c)(d)	10,389	4,883
OmniAb Operations Inc $15 earnout shares (c)(d)	10,389	3,740
Oncternal Therapeutics Inc (c)(d)	4,027	0
Oncternal Therapeutics Inc rights (b)(c)(d)	2,146	0
OnKure Therapeutics Inc Class A (c)	17,178	72,148
Opus Genetics Inc (c)	95,002	414,209
Opus Genetics Inc rights (c)(d)	621	0
Organogenesis Holdings Inc Class A (c)	134,280	345,100
ORIC Pharmaceuticals Inc (c)	144,716	1,222,850
Oruka Therapeutics Inc (b)(c)	92,125	5,392,076
OS Therapies Inc (b)(c)	32,844	70,286
Outlook Therapeutics Inc (b)(c)	57,557	42,017
Ovid therapeutics Inc (b)(c)	215,714	588,899
Palatin Technologies Inc (b)(c)	3,119	43,728
Palisade Bio Inc (c)	269,212	570,729
Palvella Therapeutics Inc (b)(c)	17,334	2,053,386
Palvella Therapeutics Inc rights (c)(d)	1,882	0
Passage Bio Inc (c)	6,427	37,084
PDL BioPharma Inc (c)(d)	218,274	1
PDS Biotechnology Corp (c)	97,931	105,765
Pelthos Therapeutics Inc (c)	2,052	54,316
PepGen Inc (c)	86,249	129,374
Perspective Therapeutics Inc (c)	168,934	665,600
PharmaCyte Biotech Inc (c)	15,256	12,730
Phio Pharmaceuticals Corp (b)(c)	13,285	14,746
Plus Therapeutics Inc (b)(c)	9,966	58,002
PMV Pharmaceuticals Inc (c)	71,190	85,428
Praxis Precision Medicines Inc (c)	48,995	17,146,780
Precigen Inc (b)(c)	325,870	1,414,276
Precision BioSciences Inc (c)	48,562	338,477
Prelude Therapeutics Inc (c)	43,616	170,975
Prime Medicine Inc (b)(c)	230,949	819,869
ProKidney Corp Class A (b)(c)	192,034	351,422
Protagonist Therapeutics Inc (c)	113,655	11,315,492
Protara Therapeutics Inc (c)	83,341	387,536
PTC Therapeutics Inc (c)	151,973	11,223,206
Puma Biotechnology Inc (c)	67,866	486,599
Pyxis Oncology Inc (c)	90,276	162,497
Q32 Bio Inc (b)(c)	16,801	185,651
Q32 Bio Inc rights (c)(d)	61,627	0
Quince Therapeutics Inc (b)(c)	8,537	9,818
Rallybio Corp (c)	4,079	58,982
Recursion Pharmaceuticals Inc Class A (b)(c)	1,004,413	3,605,843
Regeneron Pharmaceuticals Inc	190,602	117,178,298
REGENXBIO Inc (b)(c)	85,300	597,953
Rein Therapeutics Inc (c)	35,242	39,119
Relay Therapeutics Inc (c)	293,129	4,118,462
RenovoRx Inc (c)	77,982	70,917
Replimune Group Inc (c)	139,546	1,212,655
Revolution Medicines Inc (c)	370,778	58,390,119
Rezolute Inc (c)	152,290	502,557
Rhythm Pharmaceuticals Inc (c)	114,614	10,122,708
Rigel Pharmaceuticals Inc (c)	33,531	1,022,360
Rocket Pharmaceuticals Inc (c)	161,359	495,372
Roivant Sciences Ltd (c)	857,834	25,726,442
SAB Biotherapeutics Inc (b)(c)	54,090	194,724
Sagimet Biosciences Inc Class A (c)	105,610	769,897
Sana Biotechnology Inc (c)	296,382	978,061
Sarepta Therapeutics Inc (c)	197,687	3,532,667
Savara Inc (c)	265,638	1,381,318
Scholar Rock Holding Corp (c)	160,814	7,928,130
SELLAS Life Sciences Group Inc (b)(c)	318,615	2,966,306
Sensei Biotherapeutics Inc (b)(c)	1,416	29,934
Senti Biosciences Holdings Inc	19,991	19,023
Sera Prognostics Inc Class A (c)	50,639	109,380
Seres Therapeutics Inc (c)	13,870	101,528
Serina Therapeutics Inc (c)	2,592	4,769
Shattuck Labs Inc (c)	99,137	589,865
Silo Pharma Inc (c)	3,896	1,667
Sionna Therapeutics Inc (c)	26,184	1,121,199
Skye Bioscience Inc (c)	30,637	23,756
Solid Biosciences Inc (c)	89,704	658,427
Soligenix Inc (b)(c)	8,054	7,329
Sonnet BioTherapeutics Holdings Inc rights (b)(c)(d)	10,841	0
Spectrum Pharmaceuticals Inc rights (c)(d)	326,441	3
Spero Therapeutics Inc (c)	107,797	305,066
Spruce Biosciences Inc (b)(c)	1,920	98,438
Spyre Therapeutics Inc (c)	141,090	10,370,115
Spyre Therapeutics Inc rights (c)(d)	125,415	0
Stoke Therapeutics Inc (c)	97,466	3,012,674
Summit Therapeutics Inc (b)(c)	298,393	5,233,813
Surface Oncology Inc rights (c)(d)	262,226	3
Surrozen Inc Class A (c)	11,836	310,222
Sutro Biopharma Inc (c)	27,815	813,032
Syndax Pharmaceuticals Inc (c)	164,565	3,223,828
Tango Therapeutics Inc (c)	186,895	4,107,952
Taysha Gene Therapies Inc (c)	412,779	2,423,013
Tectonic Therapeutic Inc (b)(c)	19,826	617,877
Tectonic Therapeutic Inc rights (c)(d)	3,980	0
Tempest Therapeutics Inc (c)	7,495	11,467
Tempest Therapeutics Inc warrants 12/31/2030 (c)	7,495	206
Tenax Therapeutics Inc (c)	8,940	106,118
Tenaya Therapeutics Inc (c)	303,128	263,418
Tevogen Bio Holdings Inc Class A (b)(c)	357	2,824
TG Therapeutics Inc (b)(c)	256,445	9,729,523
Tonix Pharmaceuticals Holding Corp (c)	21,661	267,080
TransCode Therapeutics Inc (c)	510	2,621
TransCode Therapeutics Inc rights (c)(d)	510	0
Travere Therapeutics Inc (c)	169,331	7,989,037
TriSalus Life Sciences Inc Class A (b)(c)	68,501	233,588
TScan Therapeutics Inc (c)	87,566	94,571
Twist Bioscience Corp (c)	117,228	7,839,036
Tyra Biosciences Inc (c)	45,795	1,530,011
Ultragenyx Pharmaceutical Inc (c)	180,636	4,324,426
Unicycive Therapeutics Inc (c)	26,975	199,076
United Therapeutics Corp (c)	81,315	45,277,819
United Therapeutics Corp rights (c)(d)	30,469	0
Upstream Bio Inc (c)	64,388	538,284
Vanda Pharmaceuticals Inc (c)	110,285	711,338
Vaxcyte Inc (c)	243,108	12,495,751
Vera Therapeutics Inc Class A (c)	124,761	4,431,511
Veracyte Inc (c)	149,913	6,946,968
Verastem Inc (c)	133,691	578,882
Vericel Corp (c)	93,340	3,111,022
Vertex Pharmaceuticals Inc (c)	480,516	215,050,131
Viking Therapeutics Inc (c)	223,485	7,316,899
Vir Biotechnology Inc (c)	211,177	2,014,629
Viridian Therapeutics Inc (c)	167,947	2,959,226
Viridian Therapeutics Inc rights (c)(d)	27,850	0
Vistagen Therapeutics Inc (c)	46,961	29,585
VivoSim Labs Inc (b)(c)	991	1,298
Vor BioPharma Inc (c)	55,918	837,092
Voyager Therapeutics Inc (c)	80,681	312,235
vTv Therapeutics Inc Class A (c)	4,779	159,380
Werewolf Therapeutics Inc (c)	54,577	24,560
Whitehawk Therapeutics Inc (c)	62,161	293,400
X4 Pharmaceuticals Inc (c)	167,464	721,770
XBiotech Inc (c)	35,154	85,073
Xencor Inc (c)	133,837	1,589,984
Xilio Therapeutics Inc (b)(c)	4,514	38,188
XOMA Royalty Corp (c)	18,492	771,301
Z Squared Inc (b)(c)	6,214	57,852
Zenas Biopharma Inc (c)	55,143	1,014,631
Zentalis Pharmaceuticals Inc (b)(c)	99,589	398,356
		2,833,495,374
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	3,287,049	281,371,394
Accuray Inc Del (c)	181,282	68,597
Acme United Corp	6,171	260,416
Align Technology Inc (c)	126,216	22,081,489
Alphatec Holdings Inc (c)	214,089	1,659,190
AngioDynamics Inc (c)	75,964	872,067
Anteris Technologies Global Corp (c)	137,833	1,188,120
Apyx Medical Corp (c)	56,118	224,191
Artivion Inc (c)	80,449	1,785,163
AtriCure Inc (c)	92,334	2,554,882
Autonomix Medical Inc (c)	1,035	413
Avanos Medical Inc (c)	86,736	2,151,053
Avinger Inc (c)(d)	513	0
Axe Compute Inc (c)	4,072	28,382
Axogen Inc (c)	94,775	3,741,717
Baxter International Inc	969,681	18,210,609
Becton Dickinson & Co	538,374	79,205,583
Beta Bionics Inc (b)(c)	76,706	929,677
Beyond Air Inc (c)	8,134	3,742
Biomerica Inc (c)	1,719	4,177
Bioventus Inc (b)(c)	91,308	777,031
Boston Scientific Corp (c)	2,803,240	135,424,524
Butterfly Network Inc Class A (c)	382,171	1,738,878
CapsoVision Inc (b)(c)	10,476	71,027
Carlsmed Inc (c)	12,014	137,200
Ceribell Inc (c)	40,489	747,022
Cerus Corp (c)	349,472	1,062,395
ChronoScale Corp (b)(c)	8,540	156,794
ClearPoint Neuro Inc (b)(c)	53,803	681,684
CONMED Corp	60,082	2,144,927
Cooper Cos Inc/The (c)	370,647	22,687,303
CVRx Inc (b)(c)	34,330	191,561
CytoSorbents Corp (b)(c)	94,319	46,302
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	49,243	0
Delcath Systems Inc (b)(c)	51,878	559,245
DENTSPLY SIRONA Inc	379,896	3,977,511
Dexcom Inc (c)	727,699	53,660,524
Edwards Lifesciences Corp (c)	1,096,755	94,836,405
ElectroCore Inc (b)(c)	8,735	85,254
ElectroCore Inc rights (c)(d)	1,867	0
Electromed Inc (c)	13,987	527,590
Embecta Corp	108,519	366,794
Enovis Corp (c)	110,576	2,507,864
Envista Holdings Corp (c)	309,371	7,285,687
Envoy Medical Inc Class A (c)	37,415	26,396
enVVeno Medical Corp (b)(c)	841	9,529
Femasys Inc (c)	50,540	19,559
FONAR Corp (c)	12,147	232,008
Fractyl Health Inc (c)	214,366	172,822
GE HealthCare Technologies Inc	860,310	53,631,725
Glaukos Corp (c)	108,236	11,186,191
Globus Medical Inc Class A (c)	210,584	17,242,618
Haemonetics Corp (c)	87,997	5,967,077
HeartBeam inc (c)	44,849	39,243
HeartSciences Inc (c)	2,249	3,733
Hyperfine Inc Class A (c)	136,110	212,332
ICU Medical Inc (c)	46,623	6,312,288
IDEXX Laboratories Inc (c)	150,951	85,065,417
Innovative Eyewear Inc (c)	3,111	3,235
Inogen Inc (c)	47,819	310,345
Inspire Medical Systems Inc (c)	49,640	2,053,110
Insulet Corp (c)	133,289	19,318,908
Integer Holdings Corp (b)(c)	66,415	5,936,173
Integra LifeSciences Holdings Corp (c)	125,286	2,009,587
Intelligent Bio Solutions Inc (c)	409	1,050
Intuitive Surgical Inc (c)	671,253	285,040,874
iRadimed Corp	15,050	1,364,433
iRhythm Technologies Inc (c)	60,663	6,909,516
IRIDEX Corp (c)	14,475	15,199
Kestra Medical Technologies Ltd (c)	38,019	808,284
Kewaunee Scientific Corp (c)	3,776	153,192
KORU Medical Systems Inc (c)	83,808	340,260
Lantheus Holdings Inc (c)	125,630	12,475,059
LeMaitre Vascular Inc	39,772	3,764,420
LENSAR Inc (c)	17,123	99,313
LivaNova PLC (c)	103,510	7,639,038
Lucid Diagnostics Inc (c)	171,254	176,392
Masimo Corp (c)	86,383	15,415,046
Medline Inc Class A (b)	760,925	27,819,418
Medtronic PLC	2,423,061	178,846,132
Merit Medical Systems Inc (c)	112,050	7,065,873
Microbot Medical Inc (b)(c)	116,869	237,244
Milestone Scientific Inc (c)	101,876	39,426
Modular Medical Inc (c)	2,875	14,318
Myomo Inc (b)(c)	45,583	49,685
Neogen Corp (c)	408,619	3,665,312
Neuraxis Inc (c)	13,872	102,792
Neuronetics Inc (b)(c)	69,400	106,876
NeuroOne Medical Technologies Corp (c)	13,914	49,395
NeuroPace Inc (c)	45,638	754,853
Nexalin Technology Inc (b)(c)	17,031	10,389
Nexgel Inc (c)	13,583	8,151
Novocure Ltd (c)	191,550	3,264,012
Omnicell Inc (c)	85,418	3,770,351
OraSure Technologies Inc (c)	140,145	602,624
Orchestra BioMed Holdings Inc (c)	72,838	284,797
Orthofix Medical Inc (c)	70,822	656,520
OrthoPediatrics Corp (c)	30,363	521,333
Outset Medical Inc (c)	36,109	176,573
Owlet Inc Class A (c)	39,726	219,685
PAVmed Inc (c)	262	1,618
Penumbra Inc (c)	74,126	23,594,306
Precision Optics Corp Inc/Mass (c)	12,212	66,433
Pro-Dex Inc (c)	4,064	263,225
Procept Biorobotics Corp (b)(c)	107,567	2,832,239
Pulmonx Corp (c)	73,767	121,716
Pulse Biosciences Inc (b)(c)	36,944	923,600
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	3,232	26,118
QT Imaging Holdings Inc (c)	36,939	184,695
QuidelOrtho Corp (c)	130,127	1,694,254
ResMed Inc	275,299	52,463,730
Retractable Technologies Inc (c)	31,995	21,731
Rockwell Medical Inc (c)	52,325	38,904
RxSight Inc (c)	63,826	340,193
Sanara Medtech Inc (b)(c)	6,529	148,796
SANUWAVE Health Inc (c)	13,580	223,663
SeaStar Medical Holding Corp Class A (b)(c)	8,656	32,114
Senseonics Holdings Inc (b)(c)	74,026	502,637
Sensus Healthcare Inc (c)	24,723	76,394
Shoulder Innovations Inc	8,350	122,745
SI-BONE Inc (c)	72,900	1,027,890
Sight Sciences Inc (c)	64,020	311,137
SiNtx Technologies Inc (b)(c)	1,861	4,169
SkyAI Inc (c)	48,381	88,537
Solana Co Class A (b)(c)	53,486	101,891
Solventum Corp (c)	278,443	20,869,303
Spectral AI Inc Class A (b)(c)	28,717	59,444
STAAR Surgical Co (c)	95,322	2,849,175
Stereotaxis Inc (c)	147,741	292,527
STERIS PLC	185,201	39,397,809
Streamex Corp (b)(c)	129,672	195,805
Strive Inc Class A (b)(c)	94,937	1,677,537
Stryker Corp	650,986	198,609,319
Tactile Systems Technology Inc (c)	43,004	1,058,328
Tandem Diabetes Care Inc (c)	128,235	2,205,642
Tela Bio Inc (c)	66,813	64,809
Teleflex Inc	83,710	10,768,454
TransMedics Group Inc (c)	64,942	4,364,102
Treace Medical Concepts Inc (b)(c)	87,200	301,712
UFP Technologies Inc (b)(c)	14,664	3,227,546
USBC Inc (c)	19,574	6,722
Utah Medical Products Inc	6,059	402,621
Varex Imaging Corp (c)	75,424	771,588
Vivani Medical Inc (c)	58,567	77,308
VolitionRX Ltd (b)(c)	7,037	18,789
Xtant Medical Holdings Inc (c)	113,093	52,249
Zimmer Biomet Holdings Inc	374,836	30,860,248
		1,921,578,287
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (c)	173,839	4,033,065
Accendra Health Inc (c)	136,707	388,248
AdaptHealth Corp (c)	200,131	2,027,327
Addus HomeCare Corp (c)	33,984	3,115,653
agilon health Inc (c)	24,078	2,221,918
AirSculpt Technologies Inc (b)(c)	26,821	144,297
Alignment Healthcare Inc (c)	305,284	4,676,951
AMN Healthcare Services Inc (c)	73,510	2,129,585
Ardent Health Inc (b)(c)	47,307	436,644
Astrana Health Inc (c)	81,385	3,061,704
Aveanna Healthcare Holdings Inc (c)	132,667	951,222
Billiontoone Inc Class A (c)	8,662	857,451
Biodesix Inc (c)	6,664	108,756
BrightSpring Health Services Inc (c)	250,753	15,466,445
Brookdale Senior Living Inc (c)	447,635	5,761,062
Cardinal Health Inc	444,429	87,463,627
Castle Biosciences Inc (c)	53,856	1,135,284
Cencora Inc	367,414	98,966,635
Centene Corp (c)	883,526	52,658,150
Chemed Corp	26,815	11,434,184
Cigna Group/The	498,079	138,167,115
Clover Health Investments Corp Class A (b)(c)	743,692	2,959,894
Community Health Systems Inc (c)	215,807	586,995
Concentra Group Holdings Parent Inc	226,690	5,637,780
CorVel Corp (c)	57,905	3,575,634
Cosmos Health Inc (c)	21,664	5,351
Cross Country Healthcare Inc (c)	56,873	744,468
Cryo-Cell International Inc (c)	8,559	28,844
CVS Health Corp	2,405,033	218,809,903
DaVita Inc (c)	63,350	12,312,706
DocGo Inc Class A (c)	164,184	108,033
Elevance Health Inc	417,140	164,015,277
Encompass Health Corp	190,262	20,139,233
Ensign Group Inc/The	109,207	18,308,554
Fulgent Genetics Inc (c)	38,151	692,059
GeneDx Holdings Corp Class A (c)	40,511	2,106,167
Guardant Health Inc (c)	243,505	31,580,163
Guardian Pharmacy Services Inc Class A (c)	46,319	1,794,398
HCA Healthcare Inc	295,907	112,012,636
HealthEquity Inc (c)	161,294	14,192,259
Henry Schein Inc (c)	189,339	14,499,581
Hims & Hers Health Inc Class A (b)(c)	393,783	10,297,425
Hinge Health Inc Class A (c)	28,464	1,599,961
Humana Inc	228,002	69,636,371
Infusystem Holdings Inc (c)	37,548	340,560
Innovage Holding Corp (c)	42,835	325,118
Joint Corp/The (b)(c)	27,167	241,786
Labcorp Holdings Inc	156,804	40,778,448
LifeStance Health Group Inc (c)	426,387	3,287,444
Lumexa Imaging Holdings Inc (b)	53,052	412,745
McKesson Corp	231,452	171,839,223
Molina Healthcare Inc (c)	97,614	16,945,790
Nakamoto Inc (b)(c)	19,889	124,505
National HealthCare Corp	23,639	4,359,504
NeoGenomics Inc (c)	238,858	2,512,786
NRC Health Class A	27,216	531,528
Nutex Health Inc (b)(c)	9,927	1,281,675
Omada Health Inc (c)	16,431	295,265
Oncology Institute Inc/The (b)(c)	124,382	583,352
OPKO Health Inc (c)	884,879	1,291,923
Option Care Health Inc (c)	297,897	6,217,110
P3 Health Partners Inc Class A (b)(c)	3,210	39,098
PACS Group Inc (c)	82,458	3,022,086
Park Dental Partners Inc	1,228	23,799
Pediatrix Medical Group Inc (c)	158,768	3,419,863
Pennant Group Inc/The (c)	63,630	2,179,328
Precipio Inc (c)	3,188	72,686
Privia Health Group Inc (c)	216,992	4,667,498
Progyny Inc (c)	152,897	3,908,047
Quest Diagnostics Inc	208,132	40,564,927
RadNet Inc (c)	132,199	7,341,010
SBC Medical Group Holdings Inc (c)	18,778	60,277
Select Medical Holdings Corp	206,778	3,411,837
Sonida Senior Living Inc (c)	14,981	529,578
Strata Critical Medical Inc (b)(c)	125,978	794,921
Surgery Partners Inc (b)(c)	139,210	1,859,846
Talkspace Inc Class A (c)	271,787	1,413,292
Tenet Healthcare Corp (c)	165,994	29,102,068
UnitedHealth Group Inc	1,712,356	651,226,111
Universal Health Services Inc Class B	104,297	15,238,835
US Physical Therapy Inc	27,936	1,795,167
Viemed Healthcare Inc (c)	63,614	625,962
Vivos Therapeutics Inc (b)(c)	12,072	8,450
Wellgistics Health Inc (b)(c)	947	3,239
		2,163,525,702
Health Care Technology - 0.0%
American Well Corp (c)	24,415	239,999
Bullfrog AI Holdings Inc (c)	6,910	5,235
CareCloud Inc (c)	69,776	163,974
Certara Inc (c)	230,548	1,341,789
Claritev Corp Class A (b)(c)	13,718	344,596
DarioHealth Corp (b)(c)	7,626	60,245
Definitive Healthcare Corp Class A (c)	96,233	89,574
Doximity Inc Class A (c)	256,809	5,495,714
Evolent Health Inc Class A (c)	212,226	838,293
Firefly Neuroscience Inc (c)	19,619	34,726
GoodRx Holdings Inc Class A (b)(c)	165,945	484,559
Health Catalyst Inc (c)	126,439	174,486
Healthcare Triangle Inc (c)	140	361
HealthStream Inc	45,170	1,127,895
HeartFlow Inc (c)	32,564	1,008,833
iSpecimen Inc (c)	29	92
LifeMD Inc (b)(c)	73,455	314,387
OptimizeRx Corp (c)	29,071	150,878
Phreesia Inc (c)	108,178	1,066,635
Schrodinger Inc/United States (c)	103,497	1,573,154
Scienture Holdings Inc (c)	53,466	22,081
Simulations Plus Inc (b)(c)	29,718	508,475
Teladoc Health Inc (c)	328,461	2,499,588
TruBridge Inc (c)	20,099	521,770
Veeva Systems Inc Class A (c)	286,626	49,970,378
VSee Health Inc (c)	10,095	1,913
Waystar Holding Corp (c)	217,118	4,322,819
		72,362,449
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (c)	222,498	6,297,806
Adaptive Biotechnologies Corp (c)	223,767	3,390,070
Agilent Technologies Inc	534,115	72,388,606
Alpha Teknova Inc (c)	24,298	131,209
Atlantic International Corp (c)	55,426	83,139
Avantor Inc (c)	1,284,297	11,712,789
Azenta Inc (c)	77,688	1,777,501
Bio-Rad Laboratories Inc Class A (c)	34,680	10,836,806
Bio-Techne Corp	299,034	15,454,077
BioLife Solutions Inc (c)	70,709	1,762,068
Bionano Genomics Inc (b)(c)	2,769	3,433
Bruker Corp	209,181	12,318,669
Champions Oncology Inc (c)	12,140	71,019
Charles River Laboratories International Inc (c)	92,811	16,771,876
Codexis Inc (c)	147,202	407,750
CryoPort Inc (c)	91,698	1,438,742
Cytek Biosciences Inc (c)	201,598	844,696
Danaher Corp	1,189,609	217,305,876
Fortrea Holdings Inc (c)	175,952	2,707,901
Ginkgo Bioworks Holdings Inc Class A (b)(c)	79,479	744,718
Harvard Bioscience Inc (c)	7,017	41,260
Illumina Inc (c)	289,192	47,126,728
Inotiv Inc (b)(c)	56,740	16,227
IQVIA Holdings Inc (c)	320,708	58,436,205
Lifecore Biomedical Inc (c)	69,936	351,079
Maravai LifeSciences Holdings Inc Class A (c)	230,397	1,105,906
MaxCyte Inc (c)	199,501	241,396
Medpace Holdings Inc (c)	42,440	18,975,348
Mesa Laboratories Inc	10,085	1,028,872
Mettler-Toledo International Inc (c)	38,420	45,357,884
Nautilus Biotechnology Inc Class A (c)	91,529	250,789
OmniAb Inc (c)	206,364	557,183
Pacific Biosciences of California Inc (c)	560,222	834,731
Personalis Inc (b)(c)	103,358	1,178,281
Quanterix Corp (c)	78,544	240,345
Quantum-Si Inc Class A (b)(c)	328,187	390,543
Rapid Micro Biosystems Inc Class A (c)	31,525	63,365
Repligen Corp (c)	100,310	12,433,425
Revvity Inc (b)	214,953	22,473,336
Seer Inc Class A (c)	81,376	152,173
Sotera Health Co (c)	505,623	7,907,944
Standard BioTools Inc (c)	546,390	628,349
Tempus AI Inc Class A (b)(c)	192,141	9,697,356
Thermo Fisher Scientific Inc	710,214	349,787,497
Waters Corp (c)	185,444	71,130,755
West Pharmaceutical Services Inc	135,856	43,855,675
		1,070,711,403
Pharmaceuticals - 3.0%
Aardvark Therapeutics Inc (c)	22,633	93,022
Aclaris Therapeutics Inc (c)	194,992	887,214
Adial Pharmaceuticals Inc (b)(c)	310	744
Alto Neuroscience Inc (c)	48,667	976,747
Alumis Inc (c)	156,795	3,386,772
Amneal Intermediate Inc Class A (c)	315,959	4,161,180
Amphastar Pharmaceuticals Inc (c)	68,075	1,283,214
Amylyx Pharmaceuticals Inc (c)	159,655	2,291,049
AN2 Therapeutics Inc (c)	48,504	210,022
ANI Pharmaceuticals Inc (c)	34,098	2,677,034
Aquestive Therapeutics Inc (b)(c)	165,412	664,956
Arvinas Inc (c)	125,685	1,128,651
Aspire Biopharma Holdings Inc Class A (c)	47	258
Assertio Holdings Inc (c)	11,355	266,161
Atea Pharmaceuticals Inc (c)	138,233	645,548
Axsome Therapeutics Inc (c)	80,912	18,972,246
Aytu BioPharma Inc (c)	9,757	22,344
BioAge Labs Inc (c)	55,478	959,215
Biofrontera Inc (c)	422	374
Biote Corp Class A (c)	40,289	80,578
Bristol-Myers Squibb Co	3,851,131	220,207,671
Cadrenal Therapeutics Inc (c)	1,109	5,445
CalciMedica Inc (c)	11,686	9,547
Cingulate Inc (b)(c)	22,533	93,737
Citius Pharmaceuticals Inc (b)(c)	11,655	7,633
Cocrystal Pharma Inc (c)	8,526	9,549
Cognition Therapeutics Inc (c)	143,771	169,650
Collegium Pharmaceutical Inc (c)	58,796	1,976,134
Context Therapeutics Inc (c)	97,615	278,203
Contineum Therapeutics Inc Class A (c)	46,257	624,007
Corcept Therapeutics Inc (c)	177,053	12,303,413
CorMedix Inc (b)(c)	136,166	1,149,241
Crinetics Pharmaceuticals Inc (c)	194,452	6,912,769
Cumberland Pharmaceuticals Inc (c)	17,887	110,005
Dare Bioscience Inc (b)(c)	15,326	34,177
Definium Therapeutics Inc (c)	185,050	4,476,360
Edgewise Therapeutics Inc (c)	138,851	4,743,150
Elanco Animal Health Inc (c)	939,971	22,418,308
Eli Lilly & Co	1,497,929	1,655,211,545
Enliven Therapeutics Inc (c)	84,905	3,359,691
Enliven Therapeutics Inc rights (c)(d)	30,877	0
Esperion Therapeutics Inc (c)	452,600	1,416,638
Eton Pharmaceuticals Inc (c)	44,303	1,349,026
Evolus Inc (c)	113,928	747,368
EyePoint Inc (c)	151,196	2,053,242
Filana Therapeutics Inc (c)	81,461	125,450
Fulcrum Therapeutics Inc (c)	89,289	617,880
Harmony Biosciences Holdings Inc (c)	73,297	2,315,452
Harrow Inc (b)(c)	62,572	2,203,160
Hepion Pharmaceuticals Inc rights (c)(d)	1	0
Hyperion DeFi Inc (b)(c)	13,409	46,932
IGC Pharma Inc (c)	98,554	28,472
ImageneBio Inc (c)	5,821	33,180
ImageneBio Inc rights (c)(d)	70,277	0
Impact BioMedical Inc (c)	236,904	123,190
Indivior Pharmaceuticals Inc	234,774	8,456,559
Innoviva Inc (c)	136,423	2,922,181
Jaguar Health Inc (c)	19	67
Jazz Pharmaceuticals PLC (c)	114,836	27,157,566
Johnson & Johnson	4,555,666	1,026,528,220
Journey Medical Corp (b)(c)	41,381	261,114
Jupiter Neurosciences Inc (c)	16,075	4,115
Kiora Pharmaceuticals Inc (c)	747	2,002
LB Pharmaceuticals Inc	46,559	1,302,255
LENZ Therapeutics Inc (b)(c)	39,482	307,170
LeonaBio Inc (c)	11,846	113,011
Lexicon Pharmaceuticals Inc (c)	398,642	869,040
Ligand Pharmaceuticals Inc (c)	37,051	8,594,350
Lipocine Inc (c)	8,688	19,548
Liquidia Corp (c)	129,630	8,018,912
Maze Therapeutics Inc (c)	38,987	1,031,596
MBX Biosciences Inc (c)	46,624	1,467,257
Merck & Co Inc	4,692,637	557,109,865
Mira Pharmaceuticals Inc (c)	35,895	38,049
Nektar Therapeutics (c)	59,442	3,856,597
Neonc Technologies Holdings Inc (c)	20,677	95,941
Neumora Therapeutics Inc (c)	173,358	320,712
NRX Therapeutics Inc (b)(c)	30,812	136,189
Nutriband Inc (b)(c)	9,774	34,111
Nuvation Bio Inc Class A (c)	447,334	2,138,257
Ocular Therapeutix Inc (c)	323,602	2,915,654
Omeros Corp (b)(c)	132,336	1,460,989
Optinose Inc (c)(d)	14,747	0
Organon & Co	491,341	6,554,489
Pacira BioSciences Inc (c)	84,212	1,955,403
Perrigo Co PLC	265,809	2,937,189
Pfizer Inc	10,749,576	281,423,900
Phathom Pharmaceuticals Inc (c)	92,752	889,492
Phibro Animal Health Corp Class A	38,885	1,197,269
Pliant Therapeutics Inc (c)	94,752	119,388
Polaryx Therapeutics Inc (b)	26,450	86,492
Prestige Consumer Healthcare Inc (c)	91,692	4,358,121
Processa Pharmaceuticals Inc (b)(c)	969	2,481
Pulmatrix Inc (c)	4,427	6,154
Q/C Technologies Inc (b)(c)	5,239	22,894
Rafael Holdings Inc Class B (c)	74,962	102,698
Rani Therapeutics Holdings Inc Class A (b)(c)	138,177	131,379
Rapport Therapeutics Inc (c)	52,725	2,082,638
Relmada Therapeutics Inc (c)	144,336	1,040,663
Rocket One Inc (b)(c)	16,076	23,471
Royalty Pharma PLC Class A	711,240	39,658,742
SCYNEXIS Inc (b)(c)	66,663	46,997
Seelos Therapeutics Inc rights (b)(c)(d)	1,387	0
Senestech Inc (c)	891	1,541
Septerna Inc (c)	42,435	1,281,537
SIGA Technologies Inc	72,073	337,302
Sonoma Pharmaceuticals Inc (b)(c)	2,528	2,882
SpyGlass Pharma Inc (b)(c)	22,969	442,383
Stablecoin Development Corp	47,861	60,783
Supernus Pharmaceuticals Inc (c)	107,891	4,982,406
Talphera Inc (c)	63,382	51,720
Tarsus Pharmaceuticals Inc (c)	73,892	4,389,185
Telomir Pharmaceuticals Inc (b)(c)	30,099	39,129
TherapeuticsMD Inc (c)	14,835	31,747
Theravance Biopharma Inc (c)	69,675	1,118,981
Third Harmonic Bio Inc (c)(d)	39,477	0
Traws Pharma Inc (b)(c)	7,466	10,901
Traws Pharma Inc rights (c)(d)	23,169	0
Trevi Therapeutics Inc (c)	218,853	3,094,581
Tvardi Therapeutics Inc (c)	14,439	48,804
VeraDermics Inc (b)	37,334	3,767,374
Verrica Pharmaceuticals Inc (c)	20,514	118,161
Veru Inc (b)(c)	23,036	54,595
Viatris Inc	2,178,867	35,428,377
VYNE Therapeutics Inc (c)	21,393	14,588
WaVe Life Sciences Ltd (c)	273,864	1,802,025
Xeris Biopharma Holdings Inc (c)	304,604	1,876,361
Xeris Biopharma Holdings Inc rights (c)(d)	72,002	0
Zevra Therapeutics Inc (c)	105,514	1,222,907
Zoetis Inc Class A	797,752	61,977,353
		4,103,824,364
TOTAL HEALTH CARE		12,165,497,579
Industrials - 9.7%
Aerospace & Defense - 2.4%
AAR Corp (c)	73,475	8,274,755
AeroVironment Inc (b)(c)	60,302	12,496,986
AerSale Corp (c)	59,115	389,568
Air Industries Group (c)	6,951	21,201
AIRO Group Holdings Inc (b)(c)	20,536	184,413
Archer Aviation Inc Class A (b)(c)	1,164,035	7,927,078
Astronics Corp (c)	59,544	5,180,328
ATI Inc (c)	256,724	44,967,776
Axon Enterprise Inc (c)	149,152	66,927,485
Beta Technologies Inc Class A (b)(c)	58,095	1,065,462
Boeing Co (c)	1,484,562	343,156,506
BWX Technologies Inc	172,853	33,858,446
Byrna Technologies Inc (c)	34,722	216,665
Cadre Holdings Inc	53,386	1,662,440
Carpenter Technology Corp	94,186	44,171,350
CPI Aerostructures Inc (c)	19,687	102,963
Curtiss-Wright Corp	69,680	52,093,465
Ducommun Inc (c)	26,181	3,985,272
Eve Holding Inc Class A (b)(c)	193,861	668,820
Firefly Aerospace Inc (c)	38,452	1,787,633
FTAI Aviation Ltd	193,902	50,480,447
GE Aerospace	1,982,537	641,866,180
General Dynamics Corp	479,568	166,323,774
HEICO Corp	83,217	28,974,495
HEICO Corp Class A	137,068	35,611,637
Hexcel Corp	143,616	12,895,281
Howmet Aerospace Inc	757,877	195,721,735
Huntington Ingalls Industries Inc	74,205	22,867,755
Innovative Solutions And Support Inc (c)	22,709	391,503
Intuitive Machines Inc Class A (b)(c)	212,811	9,327,506
Karman Holdings Inc (b)(c)	145,218	8,350,035
Kratos Defense & Security Solutions Inc (c)	349,442	22,409,715
L3Harris Technologies Inc	353,088	111,286,276
Leonardo DRS Inc	145,869	7,112,572
Loar Holdings Inc (b)(c)	67,930	4,380,126
Lockheed Martin Corp	382,645	202,974,040
Mercury Systems Inc (c)	99,757	11,142,857
Momentus Inc Class A (b)(c)	766	12,907
Moog Inc Class A	53,832	19,377,905
National Presto Industries Inc	9,623	1,217,983
Northrop Grumman Corp	252,151	142,132,476
Optex Systems Holdings Inc (c)	10,327	117,315
Park Aerospace Corp	36,846	1,174,282
Red Cat Holdings Inc (b)(c)	243,848	3,535,796
Redwire Corp Class A (b)(c)	146,907	3,609,505
Rocket Lab Corp (c)	888,712	127,512,398
RTX Corp	2,536,871	455,774,244
Safe Pro Group Inc (c)	20,437	125,688
Satellogic Inc Class A (c)	143,726	1,366,834
Sidus Space Inc Class A (b)(c)	122,872	603,302
SIFCO Industries Inc (c)	6,817	138,181
StandardAero Inc (c)	358,249	10,260,251
Starfighters Space Inc (b)	57,952	432,322
Textron Inc	329,075	30,195,922
TransDigm Group Inc	106,718	134,285,394
V2X Inc (c)	38,115	3,168,500
Virgin Galactic Holdings Inc Class A (b)(c)	138,854	858,118
VirTra Inc (c)	19,530	66,988
Visionwave Holdings Inc (b)	14,034	88,695
Voyager Technologies Inc Class A (b)	25,685	1,272,178
VSE Corp	54,708	10,129,186
Woodward Inc	112,625	39,422,129
York Space Systems Inc (b)	36,633	1,195,701
		3,149,328,746
Air Freight & Logistics - 0.3%
Air T Inc (b)(c)	2,301	48,321
Arrive AI Inc (c)	8,388	5,536
CH Robinson Worldwide Inc	224,170	40,047,971
Expeditors International of Washington Inc	253,054	39,980,001
FedEx Corp	408,619	168,248,874
Forward Air Corp Class A (c)	41,119	435,039
GXO Logistics Inc (c)	216,989	10,873,319
Hub Group Inc Class A	114,032	4,736,889
Radiant Logistics Inc (c)	74,162	629,635
United Parcel Service Inc Class B	1,396,609	149,004,214
		414,009,799
Building Products - 0.6%
A O Smith Corp	212,282	12,040,635
AAON Inc	127,601	17,889,660
Advanced Drainage Systems Inc	135,652	18,877,332
Allegion plc	162,130	21,088,249
Alpha Pro Tech Ltd (c)	17,947	104,452
Apogee Enterprises Inc	40,419	1,552,494
Armstrong World Industries Inc	81,482	12,866,008
AZZ Inc	56,310	7,630,568
Builders FirstSource Inc (c)	209,281	15,959,769
Carlisle Cos Inc	77,051	26,567,955
Carrier Global Corp	1,485,224	94,861,257
CEA Industries Inc (b)(c)	85,752	250,396
CSW Industrials Inc	31,270	8,660,852
Fortune Brands Innovations Inc	226,660	8,826,140
Gibraltar Industries Inc (c)	55,580	2,148,167
Griffon Corp	73,568	6,472,513
Hayward Holdings Inc (c)	380,397	5,367,402
Insteel Industries Inc	36,341	999,014
Janus International Group Inc (c)	259,506	1,385,762
JELD-WEN Holding Inc (c)	157,915	341,096
Jewett-Cameron Trading Co Ltd (c)	1,150	2,512
Johnson Controls International plc	1,156,895	155,093,344
Lennox International Inc	60,347	30,303,850
Madison Air Solutions Corp Class A	155,144	6,744,110
Masco Corp	384,232	26,992,298
Masterbrand Inc (c)	389,354	3,379,593
Modine Manufacturing Co (c)	99,745	27,819,878
Northann Corp (c)	4,714	789
Owens Corning	155,390	19,551,170
Quanex Building Products Corp	87,186	1,622,531
Resideo Technologies Inc (c)	259,520	8,115,190
Simpson Manufacturing Co Inc	78,617	14,916,790
Tecnoglass Inc	48,896	2,106,929
Tecogen Inc (c)	28,880	179,345
Trane Technologies PLC	418,264	188,762,543
Trex Co Inc (c)	203,992	8,445,269
UFP Industries Inc	110,118	8,919,558
Zurn Elkay Water Solutions Corp	280,436	13,180,492
		780,025,912
Commercial Services & Supplies - 0.4%
ABM Industries Inc	112,973	4,412,725
ACCO Brands Corp	172,062	681,366
ACV Auctions Inc Class A (c)	324,263	2,130,408
Aqua Metals Inc (c)	5,050	21,311
Brady Corp Class A	82,873	7,133,708
Bridger Aerospace Group Holdings Inc (b)(c)	48,376	113,200
BrightView Holdings Inc (c)	127,927	1,581,178
Brink's Co/The	78,778	8,194,488
Casella Waste Systems Inc Class A (c)	118,126	9,706,413
Cintas Corp	641,699	109,897,371
CitroTech Inc (c)	34,726	228,844
Clean Harbors Inc (c)	94,835	26,651,480
CompX International Inc Class A	2,713	68,205
Copart Inc (c)	1,682,837	55,146,568
CoreCivic Inc (c)	192,170	4,050,944
Deluxe Corp	83,357	2,024,742
DSS Inc (c)	1,202	577
Ennis Inc	49,013	1,002,806
Enviri Corp (c)	151,680	3,147,360
Fuel Tech Inc (c)	68,515	101,402
GEO Group Inc/The (c)	259,241	5,876,993
Greenwave Technology Solutions Inc (c)	164	590
Healthcare Services Group Inc (c)	135,261	2,786,377
HNI Corp	131,619	4,105,197
Interface Inc	112,819	3,339,442
Knightscope Inc Class A (b)(c)	19,049	55,623
LanzaTech Global Inc Class A (c)	5,789	35,660
Liquidity Services Inc (c)	44,998	1,629,378
Millerknoll Inc	127,825	2,068,209
Mobile Infrastructure Corp Class A (c)	66,044	145,957
MSA Safety Inc	68,868	11,418,314
NLI Holdings Inc	14,524	88,161
Odyssey Marine Exploration Inc (b)(c)	94,221	103,643
Onterris Inc (c)	60,364	966,428
OPENLANE Inc (c)	201,242	7,667,320
Perma-Fix Environmental Services Inc (b)(c)	32,716	321,271
Pitney Bowes Inc	283,631	4,566,459
Quad/Graphics Inc Class A	59,252	441,427
Quest Resource Holding Corp (c)	25,559	30,160
Republic Services Inc	379,951	76,157,378
Rollins Inc	553,945	26,367,782
Royalty Management Holding Corp Class A	14,650	33,695
Team Inc (c)	8,098	126,572
Tetra Tech Inc	493,988	13,579,730
TOMI Environmental Solutions Inc (c)	11,362	10,567
UniFirst Corp/MA	27,412	7,275,693
Veralto Corp	469,048	38,569,817
Vestis Corp (c)	210,035	2,713,652
Virco Mfg. Corp	17,943	108,196
Waste Management Inc	700,839	148,199,415
		595,084,202
Construction & Engineering - 0.5%
AECOM	244,213	16,941,056
Ameresco Inc Class A (c)	57,329	2,062,697
API Group Corp (c)	724,260	29,694,660
Arcosa Inc	92,781	11,759,992
Argan Inc	26,173	17,457,914
Bowman Consulting Group Ltd (c)	26,348	830,752
Cardinal Infrastructure Group Inc Class A	25,049	1,299,793
Centuri Holdings Inc (c)	157,941	4,855,106
Comfort Systems USA Inc	66,539	121,647,265
Concrete Pumping Holdings Inc (c)	44,804	350,367
Construction Partners Inc Class A (c)	90,753	10,570,002
Dycom Industries Inc (c)	56,678	28,905,780
EMCOR Group Inc	84,528	69,889,441
Everus Construction Group Inc (c)	96,463	14,350,801
Fluor Corp (c)	304,884	13,951,492
Granite Construction Inc	82,119	11,237,164
IES Holdings Inc (c)	16,533	11,215,161
INNOVATE Corp (c)	20,388	310,509
JFB Construction Holdings Class A (b)(c)	8,678	50,159
Legence Corp Class A	90,312	7,562,727
Limbach Holdings Inc (c)	21,162	1,638,997
MasTec Inc (c)	115,892	43,850,056
Matrix Service Co (c)	50,273	660,084
MYR Group Inc (c)	29,416	13,680,205
NWPX Infrastructure Inc (c)	18,759	2,212,812
Orion Group Holdings Inc (c)	70,584	971,236
Primoris Services Corp	102,124	12,845,157
Quanta Services Inc	281,888	200,628,147
Shimmick Corp (c)	8,208	29,056
Solv Energy Inc Class A	39,695	1,410,363
Southland Holdings Inc (c)	21,773	26,563
Sterling Infrastructure Inc (c)	58,136	50,045,794
Terrestrial Energy Inc Class A (b)(c)	106,902	976,015
Tutor Perini Corp	83,561	5,973,776
Valmont Industries Inc	37,156	19,314,060
WillScot Holdings Corp	345,003	8,876,927
		738,082,086
Electrical Equipment - 1.3%
374Water Inc (c)	12,951	31,989
Acuity Inc	57,619	17,580,133
Allient Inc	27,791	2,199,936
American Superconductor Corp (c)	90,573	4,613,789
AMETEK Inc	434,807	98,201,161
Amprius Technologies Inc (b)(c)	245,799	4,984,804
Array Technologies Inc (b)(c)	284,603	2,584,195
Atkore Inc	64,254	5,320,874
Babcock & Wilcox Enterprises Inc (c)	184,337	3,401,018
Beam Global (b)(c)	24,701	37,546
Blink Charging Co (b)(c)	214,296	177,009
Bloom Energy Corp Class A (c)	487,930	139,060,050
Broadwind Inc (c)	36,659	128,673
ChargePoint Holdings Inc Class A (b)(c)	38,765	294,226
Dragonfly Energy Holdings Corp (b)(c)	17,145	36,176
Eaton Corp PLC	734,091	294,076,855
Emerson Electric Co	1,062,235	152,770,638
Energous Corp (b)(c)	4,854	135,912
Energy Focus Inc (c)	160	586
Energy Vault Holdings Inc Class A (b)(c)	214,427	1,082,856
EnerSys	69,608	15,868,536
Enovix Corp Class B (b)(c)	371,164	2,961,889
Eos Energy Enterprises Inc (b)(c)	614,183	5,177,563
Espey Mfg. & Electronics Corp	4,719	273,466
ESS Tech Inc Class A (b)(c)	24,205	24,446
Fluence Energy Inc Class A (c)	160,115	3,022,971
Flux Power Holdings Inc (c)	20,232	21,850
Forgent Power Solutions Inc Class A	165,571	9,050,111
FTC Solar Inc (c)	17,567	96,619
FuelCell Energy Inc (c)	91,984	1,992,373
GE Vernova Inc	509,481	493,340,642
Generac Holdings Inc (c)	110,949	30,833,837
GrafTech International Ltd (c)	31,897	318,332
Hubbell Inc	100,514	47,604,436
Hyliion Holdings Corp Class A (c)	249,743	1,745,704
KULR Technology Group Inc (b)(c)	72,121	344,738
LSI Industries Inc	60,919	1,476,067
NANO Nuclear Energy Inc (b)(c)	71,067	2,052,415
NeoVolta Inc (b)(c)	54,077	105,450
Net Power Inc Class A (c)	65,402	131,458
Nextpower Inc Class A (c)	280,580	43,882,712
NuScale Power Corp Class A (b)(c)	292,030	3,700,020
nVent Electric PLC	305,150	50,956,999
Ocean Power Technologies Inc (b)(c)	322,791	121,628
Orion Energy Systems Inc (c)	7,078	67,241
Pioneer Power Solutions Inc (c)	22,659	122,812
Plug Power Inc (b)(c)	2,630,346	10,389,867
Polar Power Inc (c)	1,011	2,082
Powell Industries Inc	53,712	15,276,767
Power Solutions International Inc (b)(c)	12,474	519,916
Preformed Line Products Co	5,034	1,861,674
Regal Rexnord Corp	125,702	25,361,636
Rockwell Automation Inc	212,312	95,765,451
Sensata Technologies Holding PLC	275,388	13,601,413
SES AI Corp Class A (c)	490,576	642,655
Shoals Technologies Group Inc (c)	315,284	3,925,286
SKYX Platforms Corp (c)	147,537	166,717
SolarMax Technology Inc (c)	49,830	27,471
Solidion Technology Inc Class A (c)	2,141	9,955
Stardust Power Inc Class A (b)(c)	8,768	19,990
Stem Inc Class A (b)(c)	14,950	145,314
SunPower Inc Class A (b)(c)	118,729	125,853
Sunrun Inc (c)	437,304	7,311,723
Thermon Group Holdings Inc (c)	62,453	3,818,376
Tigo Energy Inc (c)	57,360	233,455
Ultralife Corp (c)	19,260	139,635
Vertiv Holdings Co Class A	723,115	228,294,637
Vicor Corp (c)	42,952	14,382,048
Westwater Resources Inc (c)	213,341	119,834
Zeo Energy Corp Class A (c)	25,699	21,761
		1,864,176,257
Ground Transportation - 0.8%
ArcBest Corp	42,536	5,814,246
Avis Budget Group Inc (b)(c)	31,809	5,593,295
Covenant Logistics Group Inc Class A	29,719	1,179,844
CSX Corp	3,514,174	159,051,515
Ftai Infrastructure Inc	226,839	1,011,702
Heartland Express Inc	81,262	1,218,117
Hertz Global Holdings Inc (b)(c)	239,659	1,294,159
JB Hunt Transport Services Inc	141,179	39,026,111
Knight-Swift Transportation Holdings Inc	307,723	23,273,090
Landstar System Inc	64,518	13,348,774
Lyft Inc Class A (b)(c)	753,213	10,627,835
Marten Transport Ltd	107,523	1,853,697
Norfolk Southern Corp	424,382	129,419,535
Old Dominion Freight Line Inc	347,590	78,259,889
PAMT CORP (c)	11,023	149,141
Proficient Auto Logistics Inc (c)	46,168	252,539
RXO Inc (c)	313,594	8,021,735
Ryder System Inc	74,480	18,683,308
Saia Inc (c)	50,509	23,858,936
Schneider National Inc Class B	95,652	3,380,342
U-Haul Holding Co (b)(c)	21,567	1,248,513
U-Haul Holding Co Class N	183,641	9,553,005
Uber Technologies Inc (c)	3,890,466	273,888,806
Union Pacific Corp	1,121,374	294,517,668
Universal Logistics Holdings Inc	12,399	197,268
Werner Enterprises Inc	113,717	4,720,393
XPO Inc (c)	221,129	47,376,888
		1,156,820,351
Industrial Conglomerates - 0.3%
3M Co	995,522	152,444,284
Honeywell International Inc	1,200,143	285,466,014
Hyperscale Data Inc Class A (c)	577,053	109,640
		438,019,938
Machinery - 2.0%
3D Systems Corp (b)(c)	282,190	1,007,418
AGCO Corp (b)	113,896	12,788,243
AgEagle Aerial Systems Inc (b)(c)	70,798	82,834
AirJoule Technologies Corp Class A (b)(c)	64,506	289,632
Alamo Group Inc	20,054	3,022,338
Albany International Corp Class A	56,045	3,625,551
Alliance Laundry Holdings Inc	70,868	1,789,417
Allison Transmission Holdings Inc	157,370	17,866,216
Astec Industries Inc	42,203	2,125,343
Atmus Filtration Technologies Inc	153,378	7,175,023
Blue Bird Corp (c)	60,249	4,083,075
Caterpillar Inc	879,493	770,321,534
CECO Environmental Corp (c)	57,551	4,301,937
Chart Industries Inc (c)	84,237	17,506,133
Cleancore Solutions Inc Class B (c)	321,269	257,015
ClearSign Technologies Corp (c)	10,243	47,425
CNH Industrial NV Class A	1,667,000	17,020,070
Columbus McKinnon Corp/NY	53,518	854,147
Commercial Vehicle Group Inc (c)	54,559	280,979
Crane Co	92,250	16,881,750
Cummins Inc	261,209	168,905,576
Deere & Co	476,588	258,396,482
Donaldson Co Inc	218,534	17,891,379
Douglas Dynamics Inc	43,828	1,952,537
Dover Corp	254,808	53,856,219
Eastern Co/The	10,514	226,366
Energy Recovery Inc (c)	101,630	830,317
Enerpac Tool Group Corp Class A	99,627	3,336,508
Enpro Inc	39,845	12,232,017
Esab Corp	108,712	10,048,250
ESCO Technologies Inc	49,000	14,303,100
Federal Signal Corp	114,936	12,263,671
Flowserve Corp	240,320	18,146,563
Fortive Corp	591,889	34,518,966
Franklin Electric Co Inc	71,458	7,030,038
FreightCar America Inc (c)	25,337	192,561
Gates Industrial Corp PLC (c)	485,159	12,575,321
Gencor Industries Inc (c)	18,922	266,989
Gorman-Rupp Co/The	40,001	2,998,075
Graco Inc	313,409	23,646,709
Graham Corp (c)	20,285	2,031,340
Greenbrier Cos Inc/The	57,557	2,711,510
Helios Technologies Inc	61,928	5,145,598
Hillman Solutions Corp (c)	365,615	2,727,488
Hurco Cos Inc (c)	11,114	190,827
Hydrofarm Holdings Group Inc (c)	8,299	8,059
Hyster-Yale Inc Class A	23,626	858,096
Hyzon Motors Inc Class A (b)(c)(d)	3,038	0
IDEX Corp	141,483	29,828,861
Illinois Tool Works Inc	495,004	122,404,589
Ingersoll Rand Inc	673,627	48,258,638
ITT Inc	162,686	31,723,770
JBT Marel Corp	98,157	13,191,319
Kadant Inc	22,242	7,099,202
Kennametal Inc	143,176	4,696,173
L B Foster Co Class A (c)	17,977	739,574
Laser Photonics Corp (b)(c)	44,790	41,166
Lincoln Electric Holdings Inc	103,987	26,879,600
Lindsay Corp	20,083	2,194,871
LiqTech International Inc (c)	4,005	4,426
Manitowoc Co Inc/The (c)	64,654	764,857
Mayville Engineering Co Inc (c)	27,029	725,729
Microvast Holdings Inc (b)(c)	380,324	589,502
Middleby Corp/The (c)	87,788	13,608,018
Miller Industries Inc/TN	21,245	1,017,848
Mueller Industries Inc	209,949	26,999,441
Mueller Water Products Inc Class A1	295,089	7,439,194
Nauticus Robotics Inc (b)(c)	4,949	8,908
Nephros Inc (c)	11,571	42,350
NN Inc (c)	80,816	240,024
Nordson Corp	99,915	28,708,577
Nuburu Inc Class A (b)(c)	93,936	16,674
Omega Flex Inc	7,145	215,993
Oshkosh Corp	119,642	15,553,460
Otis Worldwide Corp	734,366	52,022,487
PACCAR Inc	993,253	109,625,334
Palladyne AI Corp Class A (b)(c)	62,627	527,946
Park-Ohio Holdings Corp	15,916	518,225
Parker-Hannifin Corp	238,553	201,489,020
Pentair PLC	309,838	21,948,924
Perma-Pipe International Holdings Inc (c)	14,765	453,138
Proto Labs Inc (c)	44,733	3,388,972
Rain Enhancement Technologies Holdco Inc Class A (c)	3,363	7,634
RBC Bearings Inc (c)	59,745	34,171,750
Richtech Robotics Inc Class B (b)(c)	308,317	931,117
RYTHM Inc (b)(c)	2,386	59,566
Snap-on Inc	98,012	36,383,035
SPX Technologies Inc (c)	94,550	20,485,203
Standex International Corp	22,960	6,360,150
Stanley Black & Decker Inc	292,293	23,213,910
Symbotic Inc Class A (b)(c)	112,410	5,218,634
Taylor Devices Inc (c)	5,699	290,649
TechPrecision Corp (c)	16,118	64,150
Tennant CO	34,949	3,009,458
Terex Corp	214,393	12,473,385
Timken Co/The	119,402	15,281,068
Titan International Inc (c)	90,156	650,926
Toro Co/The	184,593	16,591,219
Trinity Industries Inc	150,906	4,895,391
Twin Disc Inc	22,165	369,712
Urban-Gro Inc (c)	437	1,591
Velo3D Inc Class A (b)(c)	23,615	566,996
Venhub Global Inc	30,520	54,326
Wabash National Corp	77,432	614,036
Watts Water Technologies Inc Class A	52,001	16,067,269
Westinghouse Air Brake Technologies Corp	322,407	84,199,812
Worthington Enterprises Inc	60,504	3,434,812
Xos Inc (c)	3,534	8,058
Xylem Inc/NY	460,270	50,417,976
		2,657,405,285
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	71,060	1,709,704
Kirby Corp (c)	102,458	14,404,570
Lakeside Holding Ltd (c)	1,061	710
Matson Inc	58,966	10,690,536
Pangaea Logistics Solutions Ltd	61,045	462,111
		27,267,631
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)(c)	219,122	10,083,994
Allegiant Travel Co (c)	41,481	3,800,074
American Airlines Group Inc (c)	1,244,750	18,223,140
Delta Air Lines Inc	1,228,168	101,299,298
flyExclusive Inc Class A (b)(c)	14,941	37,801
Frontier Group Holdings Inc (b)(c)	159,767	966,590
JetBlue Airways Corp (b)(c)	548,896	3,002,461
Joby Aviation Inc Class A (b)(c)	1,144,509	13,619,657
Republic Airways Holdings Inc (b)(c)	37,466	762,433
SkyWest Inc (c)	75,998	6,509,229
Southwest Airlines Co	928,763	39,890,371
Surf Air Mobility Inc (b)(c)	100,194	124,241
United Airlines Holdings Inc (c)	611,735	70,227,178
Volato Group Inc Class A (c)	4,031	685
Wheels Up Experience Inc Class A (b)(c)	8,070	71,177
		268,618,329
Professional Services - 0.5%
Alight Inc Class A	854,341	805,046
Amentum Holdings Inc (c)	291,022	6,760,441
Andersen Group Inc Class A (b)	25,512	943,944
Asure Software Inc (c)	45,008	416,324
Automatic Data Processing Inc	760,859	168,788,961
Barrett Business Services Inc	47,241	1,537,222
BGSF Inc	16,695	85,478
BlackSky Technology Inc Class A (b)(c)	58,480	2,834,526
Booz Allen Hamilton Holding Corp Class A	228,660	18,105,299
Broadridge Financial Solutions Inc	220,687	33,924,006
CACI International Inc (c)	41,631	21,377,935
Cbiz Inc (c)	91,667	3,043,344
Clarivate PLC (b)(c)	859,593	2,174,770
Concentrix Corp	82,805	2,342,553
Conduent Inc (c)	308,907	534,409
CRA International Inc	12,412	1,722,165
Cycurion Inc	1,275	1,110
DLH Holdings Corp (c)	20,883	117,154
Equifax Inc	227,580	37,730,488
ExlService Holdings Inc (c)	295,531	8,579,265
Exponent Inc	94,486	5,510,424
Falcon's Beyond Global Inc Class A (b)(c)	30,342	470,301
First Advantage Corp (c)	151,530	2,424,480
Forrester Research Inc (c)	20,735	146,182
Franklin Covey Co (b)(c)	21,311	505,497
FTI Consulting Inc (c)	56,978	8,727,890
GEE Group Inc (c)	276,653	64,571
Genpact Ltd	299,669	9,874,094
HireQuest Inc	10,496	138,022
Huron Consulting Group Inc (c)	29,835	3,203,981
ICF International Inc	34,566	2,379,523
Innodata Inc (c)	60,720	6,374,386
Insperity Inc	66,674	2,298,253
Jacobs Solutions Inc	221,723	26,575,719
KBR Inc	238,689	8,342,181
Kelly Services Inc Class A	57,468	667,778
Kforce Inc	31,278	1,469,753
Korn Ferry	99,063	6,932,429
Legalzoom.com Inc (c)	212,948	1,339,443
Leidos Holdings Inc	241,786	30,900,251
ManpowerGroup Inc	86,166	2,725,431
Mastech Digital Inc (c)	9,178	56,995
Maximus Inc	103,982	6,439,605
Mistras Group Inc (c)	35,445	623,123
Nixxy Inc (b)(c)	37,287	29,457
Parsons Corp (c)	100,610	5,946,051
Paychex Inc	610,689	59,224,619
Paycom Software Inc	91,991	12,848,383
Paylocity Holding Corp (c)	82,634	9,497,126
Planet Labs PBC Class A (c)	529,084	27,057,356
Professional Diversity Network Inc (b)(c)	961	681
Public Policy Holding Co Inc (United States) (e)	6,678	69,518
Rcm Technologies Inc (c)	10,379	224,290
Resolute Holdings Management Inc (b)(c)	6,796	808,588
Resources Connection Inc	62,941	284,493
Robert Half Inc (b)	189,966	5,592,599
Science Applications International Corp	86,290	8,991,418
Skillsoft Corp Class A (b)(c)	8,141	59,348
Spire Global Inc Class A (b)(c)	58,420	1,334,313
SS&C Technologies Holdings Inc	397,497	26,838,997
Star Equity Holdings Inc (c)	3,714	43,417
TIC Solutions Inc (c)	346,375	2,829,884
TransUnion	364,589	26,089,989
TriNet Group Inc	56,735	2,591,655
TrueBlue Inc (c)	54,721	339,817
TTEC Holdings Inc (b)(c)	34,806	94,672
UL Solutions Inc Class A	146,122	14,539,139
Upwork Inc (c)	245,853	2,168,423
Verisk Analytics Inc	263,227	46,062,093
Verra Mobility Corp Class A (c)	296,871	1,338,888
Where Food Comes From Inc (c)	2,752	32,281
Willdan Group Inc (c)	26,705	2,425,882
		697,378,129
Trading Companies & Distributors - 0.4%
Alta Equipment Group Inc Class A (c)	37,177	229,010
Applied Industrial Technologies Inc	70,496	21,417,390
BlueLinx Holdings Inc (c)	15,551	808,496
Boise Cascade Co	70,330	4,903,408
Core & Main Inc Class A (c)	358,009	17,703,545
Custom Truck One Source Inc Class A (c)	112,783	1,080,461
Distribution Solutions Group Inc (c)	14,403	388,881
DNOW Inc (c)	351,199	4,491,835
DXP Enterprises Inc/TX (c)	24,094	3,495,076
EquipmentShare.com Inc Class A (c)	59,150	1,232,686
EVI Industries Inc	9,774	170,654
Fastenal Co	2,169,873	95,908,387
Ferguson Enterprises Inc	369,575	83,512,863
FGI Industries Ltd (c)	1,490	9,476
GATX Corp	67,406	11,397,006
Global Industrial Co	26,452	804,141
Herc Holdings Inc	58,185	7,738,605
Hudson Technologies Inc (c)	76,504	407,001
iPower Inc (b)(c)	110	424
Karat Packaging Inc	14,982	406,312
McGrath RentCorp	46,953	5,117,407
MSC Industrial Direct Co Inc Class A	86,481	9,467,075
NPK International Inc (c)	159,287	2,312,847
QXO Inc (b)(c)	962,348	16,600,503
Rush Enterprises Inc Class A	122,543	8,495,906
Rush Enterprises Inc Class B	7,643	496,031
SiteOne Landscape Supply Inc (c)	83,692	9,088,951
Titan Machinery Inc (c)	38,369	837,212
Transcat Inc (c)	17,217	1,455,181
United Rentals Inc	119,102	118,586,289
Watsco Inc	65,894	24,189,687
Wesco International Inc	92,039	33,241,726
Willis Lease Finance Corp (b)	6,036	1,068,432
WW Grainger Inc	82,626	101,980,315
Xometry Inc Class A (c)	82,622	7,873,050
		596,916,269
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (c)	3,681	1,424
Sky Harbour Group Corp Class A (b)(c)	48,236	452,936
		454,360
TOTAL INDUSTRIALS		13,383,587,294
Information Technology - 36.4%
Communications Equipment - 1.3%
ADTRAN Holdings Inc (c)	141,239	2,337,505
Applied Optoelectronics Inc (b)(c)	121,352	19,223,370
Arista Networks Inc (c)	1,952,017	311,288,152
Aviat Networks Inc (c)	21,926	389,625
BK Technologies Corp (c)	7,203	594,608
Calix Inc (c)	113,541	4,513,255
Ciena Corp (c)	266,298	154,514,090
Cisco Systems Inc	7,468,288	899,331,242
Clearfield Inc (c)	21,334	1,007,391
ClearOne Inc (c)	1,585	4,961
Comtech Telecommunications Corp (c)	58,305	327,674
Digi International Inc (c)	70,540	4,712,072
Extreme Networks Inc (c)	256,202	6,791,915
F5 Inc (c)	106,838	40,967,031
Franklin Wireless Corp	19,440	58,514
Genasys Inc (c)	81,699	175,653
Harmonic Inc (c)	213,667	3,228,508
Inseego Corp (b)(c)	20,933	274,641
KVH Industries Inc (c)	26,523	246,133
Lantronix Inc (c)	59,757	451,165
Lumentum Holdings Inc (c)	134,953	115,379,417
Motorola Solutions Inc	312,989	126,222,204
Netgear Inc (c)	53,422	1,388,438
NetScout Systems Inc (c)	129,865	5,404,981
Network-1 Technologies Inc	14,194	21,007
Ondas Inc (b)(c)	851,944	11,262,700
Optical Cable Corp (b)(c)	11,558	160,656
Ribbon Communications Inc (c)	161,677	497,965
Ubiquiti Inc	7,990	4,665,041
Viasat Inc (c)	256,478	20,677,256
Viavi Solutions Inc (c)	437,824	21,260,733
Vistance Networks Inc	416,088	5,192,778
		1,762,570,681
Electronic Equipment, Instruments & Components - 1.1%
908 Devices Inc (b)(c)	51,304	431,467
Acorn Energy Inc (c)	2,653	45,101
Advanced Energy Industries Inc	71,334	21,555,708
Aeva Technologies Inc (b)(c)	51,058	1,438,814
AEye Inc Class A (c)	81,183	162,366
Airgain Inc (c)	19,180	133,685
AMC Robotics Corp (c)	6,556	31,469
Amphenol Corp Class A	2,323,702	345,673,910
AmpliTech Group Inc (b)(c)	32,770	144,843
Arlo Technologies Inc (c)	197,615	2,636,184
Arrow Electronics Inc (c)	96,587	20,730,468
Astrotech Corp (b)(c)	4,014	199,897
Avnet Inc	153,890	13,377,658
Badger Meter Inc	56,034	6,942,613
Bel Fuse Inc Class A	1,977	484,246
Bel Fuse Inc Class B	23,849	6,547,028
Belden Inc	74,675	7,846,849
Benchmark Electronics Inc	68,134	5,754,598
CDW Corp/DE	245,718	30,825,323
Climb Global Solutions Inc	29,888	647,075
Coda Octopus Group Inc (c)	13,223	165,816
Cognex Corp	313,996	20,676,637
Coherent Corp (c)	354,322	128,076,773
Corning Inc	1,475,844	267,363,899
CPS Technologies Corp (b)(c)	24,789	223,597
Crane NXT Co	92,977	3,611,227
CTS Corp	55,407	3,557,683
Daktronics Inc (c)	76,995	1,592,257
Data I/O Corp (c)	19,731	83,462
ePlus Inc	50,158	4,117,470
Evolv Technologies Holdings Inc Class A (c)	260,415	1,679,677
Flex Ltd (c)	695,596	104,881,965
Focus Universal Inc (c)	456	367
Forward Industries Inc	136,808	642,998
Frequency Electronics Inc (b)(c)	13,127	996,077
Identiv Inc (c)	41,074	168,403
Insight Enterprises Inc (c)	58,151	6,186,103
Interlink Electronics Inc	8,509	45,693
IPG Photonics Corp (c)	47,193	5,404,542
Itron Inc (c)	86,955	7,172,048
Jabil Inc	199,414	72,698,368
Key Tronic Corp (c)	25,151	87,022
Keysight Technologies Inc (c)	324,192	109,683,879
Kimball Electronics Inc (c)	46,189	1,197,681
Knowles Corp (c)	162,099	6,064,124
LGL Group Inc/The (c)	4,194	29,861
LightPath Technologies Inc Class A (c)	97,331	1,652,680
Lightwave Logic Inc (b)(c)	273,324	2,968,299
Littelfuse Inc	47,029	21,956,429
M-Tron Industries Inc (c)	7,711	701,701
Methode Electronics Inc	66,854	771,495
MicroVision Inc (b)(c)	570,209	345,946
Mirion Technologies Inc Class A (c)	466,722	8,531,678
MultiSensor AI Holdings Inc (c)	1,290	7,495
Napco Security Technologies Inc	67,044	2,516,161
Neonode Inc (c)	23,956	40,965
nLight Inc (c)	105,331	7,807,134
Nortech Systems Inc (c)	192	2,867
Novanta Inc (b)(c)	67,898	10,818,188
OSI Systems Inc (c)	29,565	6,408,214
Ouster Inc Class A (b)(c)	113,264	5,215,807
PC Connection Inc	21,410	1,489,922
Plexus Corp (c)	50,532	13,560,768
Powerfleet Inc NJ (b)(c)	225,372	881,205
Ralliant Corp	214,572	13,275,570
Research Frontiers Inc (c)	55,690	42,881
RF Industries Ltd (c)	18,966	335,509
Richardson Electronics Ltd/United States	22,923	389,233
Rogers Corp (c)	31,926	4,518,168
Sanmina Corp (c)	103,369	26,848,030
ScanSource Inc (c)	39,209	1,814,200
SmartRent Inc Class A (c)	321,978	405,692
Sono-Tek Corp (c)	28,746	142,005
Syntec Optics Holdings Inc Class A (b)(c)	11,970	119,102
TD SYNNEX Corp	141,540	36,981,571
Teledyne Technologies Inc (c)	88,709	54,984,499
TTM Technologies Inc (c)	195,275	33,923,173
VerifyMe Inc (c)	25,759	16,555
Vishay Intertechnology Inc	231,780	12,064,149
Vishay Precision Group Inc (c)	23,802	2,982,629
Vontier Corp	266,184	7,554,302
Vuzix Corp (c)	123,164	566,554
Wrap Technologies Inc (b)(c)	63,492	82,857
Zebra Technologies Corp Class A (c)	92,794	22,607,402
		1,517,347,966
IT Services - 1.1%
Accenture PLC Class A	1,163,210	217,601,695
Akamai Technologies Inc (c)	272,384	40,732,303
Applied Digital Corp (b)(c)	470,741	22,256,634
Backblaze Inc Class A (c)	110,680	916,430
BigBear.ai Holdings Inc (b)(c)	818,009	4,122,765
BlockchAIn Digital Infrastructure Inc (b)	161	551
Brand Engagement Network Inc Class A (b)(c)	7,510	111,448
Castellum Inc (c)	132,463	112,315
CISO Global Inc (b)(c)	42,159	18,778
Cloudastructure Inc Class A (c)	27,212	13,225
Cloudflare Inc Class A (c)	599,772	145,036,865
Cognizant Technology Solutions Corp Class A	903,936	50,398,952
Commerce.com Inc (c)	122,785	384,317
CoreWeave Inc Class A (c)	456,482	49,998,473
Crexendo Inc (c)	33,728	333,233
CSP Inc	11,297	111,727
Data Storage Corp (c)	10,144	37,837
DigitalOcean Holdings Inc (b)(c)	150,157	23,416,984
DXC Technology Co (c)	323,984	3,210,681
EPAM Systems Inc (b)(c)	103,983	10,654,098
Everforth Inc (c)	80,735	1,831,070
Fastly Inc Class A (c)	264,869	4,705,398
Fusemachines Inc (b)	31,271	44,718
Gartner Inc (c)	133,265	21,615,583
Glimpse Group Inc/The (c)	26,483	22,034
GoDaddy Inc Class A (c)	255,200	21,903,816
Grid Dynamics Holdings Inc (c)	127,423	917,446
Hackett Group Inc/The	41,441	477,815
IBM Corporation	1,766,919	526,188,478
Information Services Group Inc	67,104	302,639
Kyndryl Holdings Inc (c)	431,031	5,374,957
MongoDB Inc Class A (c)	153,846	51,623,025
Okta Inc Class A (c)	320,926	39,560,548
Rackspace Technology Inc (c)	192,879	997,184
Research Solutions Inc/CA (c)	45,632	99,478
Snowflake Inc (c)	647,260	165,407,293
TSS Inc/MD (b)(c)	45,092	743,116
Tucows Inc Class A (b)(c)	18,279	277,110
Twilio Inc Class A (c)	286,636	54,644,287
Unisys Corp (c)	125,152	574,448
VeriSign Inc	155,741	44,445,367
Whitefiber Inc (b)	18,348	545,670
WidePoint Corp (c)	14,118	159,392
XTI Aerospace Inc (b)(c)	67,541	122,249
		1,512,052,432
Semiconductors & Semiconductor Equipment - 16.9%
ACM Research Inc Class A (c)	100,113	8,665,781
Advanced Micro Devices Inc (c)	3,081,896	1,590,566,526
Aehr Test Systems (c)	54,161	5,000,685
Aeluma Inc (b)(c)	20,747	447,720
Alpha & Omega Semiconductor Ltd (c)	47,604	2,158,841
Ambarella Inc (c)	77,946	5,626,142
Ambiq Micro Inc	13,821	1,100,981
Amkor Technology Inc	214,323	14,908,308
Amtech Systems Inc (c)	20,823	442,905
Analog Devices Inc	923,604	382,233,515
Applied Materials Inc	1,500,322	675,234,919
Ascent Solar Technologies Inc (b)(c)	9,750	72,442
Astera Labs Inc (c)	251,107	86,092,035
Atomera Inc (c)	62,404	622,792
Axcelis Technologies Inc (c)	58,577	8,810,567
AXT Inc (c)	109,829	11,329,960
Blaize Holdings Inc Class A (b)(c)	95,453	167,997
Broadcom Inc	8,962,173	4,004,030,031
Cerebras Systems Inc Class A (c)	56,724	13,443,021
CEVA Inc (c)	51,522	2,059,850
Cirrus Logic Inc (c)	96,190	16,347,491
Cohu Inc (c)	89,684	4,730,831
Credo Technology Group Holding Ltd (c)	300,452	70,915,686
CVD Equipment Corp (c)	12,479	74,375
Diodes Inc (c)	86,680	9,129,138
Enphase Energy Inc (b)(c)	247,356	16,909,256
Entegris Inc	287,405	39,888,940
Everspin Technologies Inc (b)(c)	34,833	918,895
First Solar Inc (c)	202,801	62,217,319
FormFactor Inc (c)	146,441	18,245,084
GCT Semiconductor Holding Inc Class A (b)(c)	63,584	214,278
GSI Technology Inc (b)(c)	53,268	528,685
Ichor Holdings Ltd (c)	65,184	4,661,960
Ideal Power Inc (c)	13,111	97,546
Impinj Inc (c)	50,961	7,695,111
Intel Corp (c)	8,875,401	1,017,830,987
inTEST Corp (c)	21,005	353,724
KLA Corp	247,765	476,132,478
Kopin Corp (b)(c)	337,260	1,925,755
Lam Research Corp	2,360,490	751,060,708
Lattice Semiconductor Corp (c)	258,533	38,025,034
MACOM Technology Solutions Holdings Inc (c)	122,013	44,490,820
Marvell Technology Inc	1,648,104	337,861,320
MaxLinear Inc (c)	153,560	14,270,331
Microchip Technology Inc	1,022,886	96,816,160
Micron Technology Inc	2,127,500	2,065,802,500
MKS Inc	126,689	41,080,175
Mobix Labs Inc Class A (b)(c)	11,104	26,649
Monolithic Power Systems Inc	92,055	144,177,462
Navitas Semiconductor Corp Class A (c)	372,977	9,921,188
NVE Corp	9,154	896,543
NVIDIA Corp	45,932,638	9,698,217,187
ON Semiconductor Corp (c)	745,438	89,914,732
Onto Innovation Inc (c)	94,057	24,289,280
PDF Solutions Inc (c)	69,359	3,386,800
Penguin Solutions Inc (c)	91,224	5,093,036
Peraso Inc (c)	4,399	4,882
Photronics Inc (c)	112,737	3,647,042
Pixelworks Inc (b)(c)	7,763	54,107
Power Integrations Inc	105,461	8,858,724
Qnity Electronics Inc	396,071	61,787,076
Qorvo Inc (c)	159,527	16,520,616
QUALCOMM Inc	2,016,837	506,266,424
QuickLogic Corp (c)	27,832	576,957
Rambus Inc (c)	203,787	29,642,857
Rigetti Computing Inc Class A (b)(c)	624,776	15,956,779
Semtech Corp (c)	175,036	26,699,991
Silicon Laboratories Inc (c)	62,308	13,558,221
SiTime Corp (c)	41,801	29,687,070
SkyWater Technology Inc (c)	53,664	2,091,823
Skyworks Solutions Inc	283,836	22,096,633
SolarEdge Technologies Inc (b)(c)	112,897	8,619,686
Synaptics Inc (c)	73,620	10,106,554
Teradyne Inc	295,947	110,775,922
Texas Instruments Inc	1,715,432	524,373,254
Trio-Tech International (b)(c)	8,364	106,306
Ultra Clean Holdings Inc (c)	85,789	7,340,965
Universal Display Corp	83,878	7,726,841
Veeco Instruments Inc (c)	114,176	6,581,105
Wolfspeed Inc (b)	54,101	3,207,107
		23,343,449,424
Software - 8.5%
8x8 Inc (c)	248,039	513,441
A10 Networks Inc	135,107	4,072,125
ACCESS Newswire Inc (c)	5,819	37,591
ACI Worldwide Inc (c)	192,611	8,411,322
Adeia Inc	206,814	5,526,070
Adobe Inc (c)	775,866	201,112,226
Agilysys Inc (c)	47,411	4,103,896
Airship AI Holdings Inc Class A (b)(c)	34,807	105,117
Alarm.com Holdings Inc (c)	93,874	4,234,656
Alkami Technology Inc (b)(c)	147,098	2,672,771
Alpha Modus Holdings Inc Class A (b)(c)	87,469	20,065
American Bitcoin Corp Class A (c)	268,322	303,204
Amplitude Inc Class A (c)	172,744	1,350,858
Appfolio Inc Class A (c)	46,144	7,437,028
Appian Corp Class A (c)	75,444	1,765,390
AppLovin Corp Class A (c)	512,260	314,061,483
Arteris Inc (c)	61,779	2,220,955
Asana Inc Class A (b)(c)	173,060	1,332,562
Atlassian Corp Class A (c)	320,550	34,494,386
AudioEye Inc (c)	12,494	95,954
Aurora Innovation Inc Class A (b)(c)	2,370,213	17,397,363
authID Inc (c)	22,982	29,417
Autodesk Inc (c)	400,444	92,626,702
AvePoint Inc Class A (c)	273,809	2,987,256
Aware Inc/MA (c)	30,284	46,032
Bentley Systems Inc Class B	281,675	9,193,872
BILL Holdings Inc (c)	167,085	6,185,487
Bit Digital Inc (b)(c)	604,184	1,220,452
BitMine Immersion Technologies Inc	858,980	16,552,545
Blackbaud Inc (c)	69,643	2,137,344
BlackLine Inc (b)(c)	94,527	2,779,094
Blend Labs Inc Class A (b)(c)	422,768	756,755
Box Inc Class A (c)	273,675	7,378,278
Braze Inc Class A (b)(c)	184,962	4,740,576
Bridgeline Digital Inc (c)	21,258	26,147
BTCS Inc	73,348	115,156
Btcs Inc Series V (d)	11,578	0
C3.ai Inc Class A (b)(c)	247,028	2,660,492
Cadence Design Systems Inc (c)	514,632	192,950,976
Ccc Intelligent Solutions Holdings Inc Class A (c)	1,095,577	5,149,212
Cerence Inc (c)	87,535	1,125,700
CID Holdco Inc	3,058	428
Cipher Digital Inc (b)(c)	552,861	13,075,163
Circle Internet Group Inc Class A (c)	102,261	11,555,493
Cleanspark Inc (b)(c)	488,767	8,939,548
Clear Secure Inc Class A	167,429	9,283,938
Clearwater Analytics Holdings Inc Class A (c)	545,425	13,275,645
Commvault Systems Inc (c)	83,475	9,912,656
Consensus Cloud Solutions Inc (c)	36,773	1,263,153
Core Scientific Inc (c)	584,063	15,682,092
Crowdstrike Holdings Inc Class A (c)	476,608	348,400,448
CS Disco Inc (c)	42,968	171,442
CXApp Inc Class A (b)(c)	25,936	5,382
CYNGN Inc (b)(c)	11,472	17,093
Daily Journal Corp (b)(c)	1,712	885,309
Datacentrex Inc (b)(c)	46,483	107,376
Datadog Inc Class A (c)	620,429	153,463,113
Digimarc Corp (b)	26,743	393,122
Digital Turbine Inc (b)(c)	209,864	1,842,606
Docusign Inc (c)	378,317	19,869,209
Dolby Laboratories Inc Class A	114,331	6,380,813
Domo Inc Class B (c)	63,653	265,433
Dropbox Inc Class A (c)	327,817	8,811,721
Duos Technologies Group Inc (b)(c)	29,393	396,806
Dynatrace Inc (c)	566,121	24,111,093
eGain Corp (c)	35,073	260,592
Elastic NV (c)	175,190	11,334,793
EverCommerce Inc (b)(c)	31,691	356,524
Exodus Movement Inc Class A (b)(c)	11,079	78,882
Expensify Inc Class A (c)	89,714	104,965
Fair Isaac Corp (c)	44,821	56,052,694
Five9 Inc (c)	145,748	3,548,964
Fortinet Inc (c)	1,194,873	164,856,628
Freshworks Inc Class A (c)	397,110	3,855,938
Gen Digital Inc	1,040,449	26,833,180
Gitlab Inc Class A (c)	268,266	8,329,659
Gloo Holdings Inc Class A	13,868	76,135
Greenidge Generation Holdings Inc Class A (b)(c)	17,056	26,437
Guidewire Software Inc (c)	160,406	24,489,184
HubSpot Inc (c)	99,878	22,036,083
Hut 8 Corp (United States) (c)	181,818	22,696,341
I3 Verticals Inc Class A (b)(c)	40,272	819,938
Intapp Inc (c)	107,017	2,471,023
Intellicheck Inc (c)	38,108	168,437
Intellinetics Inc (c)	4,914	30,811
InterDigital Inc	48,555	12,240,230
Intrusion Inc (c)	32,365	26,863
Intuit Inc	526,148	174,433,846
Inuvo Inc (b)(c)	22,632	36,211
Iveda Solutions Inc (c)	5,496	2,176
Kaltura Inc (c)	146,329	223,883
Klaviyo Inc Class A (b)(c)	280,097	4,436,736
Life360 Inc (b)(c)	149,054	6,333,304
LivePerson Inc (c)	18,833	42,751
LiveRamp Holdings Inc (c)	118,080	4,435,085
LM Funding America Inc (c)	4,607	1,212
Manhattan Associates Inc (c)	112,947	16,947,697
MARA Holdings Inc (b)(c)	719,123	10,340,989
Marin Software Inc (c)(d)	2,863	1,392
Microsoft Corp	14,036,046	6,319,589,352
Mitek Systems Inc (c)	83,897	1,441,350
MyseumAI Inc (c)	5,809	10,282
N-able Inc/US (c)	131,695	487,272
nCino Inc (c)	197,540	3,176,443
NCR Voyix Corp (c)	260,505	1,873,031
Netskope Inc Class A (b)(c)	167,111	2,028,728
NetSol Technologies Inc (c)	22,543	105,050
NextNav Inc Class A (c)	169,913	3,503,606
NextTrip Inc (c)	12,781	28,502
Nutanix Inc Class A (c)	511,355	26,626,255
OneSpan Inc	80,321	1,159,835
Ooma Inc (c)	46,447	819,790
Oracle Corp	3,205,407	723,716,792
PagerDuty Inc (c)	171,358	1,705,012
Palantir Technologies Inc Class A (c)	4,318,052	675,947,860
Palo Alto Networks Inc (c)	1,527,591	430,307,109
PAR Technology Corp (c)	76,046	1,174,150
Pegasystems Inc	171,452	6,125,980
Phunware Inc (c)	36,649	74,764
Pivotal Software Inc rights (c)(d)	130,247	0
Porch Group Inc (c)	187,350	1,952,187
Procore Technologies Inc (c)	226,456	11,207,307
Progress Software Corp (c)	79,591	2,612,973
PTC Inc (c)	224,556	31,152,654
Q2 Holdings Inc (c)	118,219	5,597,670
Qualys Inc (c)	67,698	7,398,714
Rapid7 Inc (c)	109,311	916,026
REalloys Inc (b)(c)	4,670	42,777
REalloys Inc rights (c)(d)	4,670	0
reAlpha Tech Corp (b)(c)	6,610	16,459
Red Violet Inc (c)	24,251	1,378,427
Rekor Systems Inc (b)(c)	224,182	187,304
ReposiTrak Inc	22,283	230,183
Rimini Street Inc (c)	86,505	338,235
RingCentral Inc Class A	145,189	6,288,136
Riot Platforms Inc (c)	610,442	16,549,083
Roper Technologies Inc	201,546	65,609,269
Rubrik Inc Class A (c)	288,090	22,652,517
SailPoint Inc (c)	135,514	2,551,729
Salesforce Inc	1,771,456	338,525,242
Samsara Inc Class A (c)	676,333	23,664,892
SentinelOne Inc Class A (c)	636,692	10,537,253
ServiceNow Inc (c)	1,977,745	245,972,146
ServiceTitan Inc Class A (c)	110,049	7,963,146
Silvaco Group Inc (c)	16,271	157,178
Smith Micro Software Inc (c)	37,664	32,768
Soluna Holdings Inc (b)(c)	105,472	179,302
SoundHound AI Inc Class A (b)(c)	735,999	6,623,991
SoundThinking Inc (c)	16,689	125,334
Sprinklr Inc Class A (c)	223,043	1,244,580
Sprout Social Inc Class A (c)	98,452	736,421
SPS Commerce Inc (c)	71,614	4,064,095
Strategy Inc Class A (b)(c)	592,345	94,236,166
Synopsys Inc (c)	361,701	172,032,230
T Stamp Inc Class A (b)(c)	2,323	5,459
Tao Synergies Inc (b)(c)	12,242	51,416
TaoWeave Inc (c)	2,368	3,220
Telos Corp (c)	100,777	482,722
Tenable Holdings Inc (c)	226,830	6,403,411
Teradata Corp (c)	174,971	5,957,763
Terawulf Inc (b)(c)	711,707	18,191,231
TON Strategy Co (b)(c)	91,786	365,308
Trimble Inc (c)	449,042	25,330,459
Tyler Technologies Inc (c)	81,138	25,408,365
UiPath Inc Class A (b)(c)	815,314	9,555,480
Unity Software Inc (c)	655,077	19,960,196
Upland Software Inc (c)	46,648	42,123
Varonis Systems Inc (c)	223,683	7,638,774
Veea Inc Class A (c)	32,012	19,351
Veritone Inc (b)(c)	160,181	339,584
Vertex Inc Class A (c)	137,898	1,840,938
Via Transportation Inc Class A (c)	21,881	333,248
Viant Technology Inc Class A (c)	29,851	379,705
VirnetX Holding Corp (c)	5,781	100,878
Weave Communications Inc (c)	130,167	783,605
Workday Inc Class A (c)	402,322	58,815,453
Workiva Inc Class A (c)	97,836	4,870,276
Xperi Inc (c)	81,757	649,968
Yext Inc (c)	172,393	720,603
Zeta Global Holdings Corp Class A (c)	384,542	8,802,166
Zoom Communications Inc Class A (c)	501,862	50,984,161
Zscaler Inc (c)	192,586	26,910,042
		11,743,592,083
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	27,750,483	8,659,815,726
AstroNova Inc (c)	11,503	179,677
Boxlight Corp Class A (b)(c)	275	242
Corsair Gaming Inc (b)(c)	84,178	1,021,921
Corvex Inc	1,438	27,322
CPI Card Group Inc (c)	12,155	206,270
Dell Technologies Inc Class C	561,790	236,463,029
Diebold Nixdorf Inc (c)	66,710	5,412,849
DNA X Inc (b)(c)	184	802
Eastman Kodak Co (c)	136,377	1,352,860
Everpure Inc Class A (c)	593,171	47,163,026
GPGI Inc Class A	345,528	4,201,620
Hewlett Packard Enterprise Co	2,511,891	108,111,789
HP Inc	1,734,992	46,914,184
Immersion Corp	57,038	369,606
IonQ Inc (b)(c)	669,648	48,261,531
NetApp Inc	374,336	65,243,021
One Stop Systems Inc (b)(c)	40,247	731,690
Quantum Computing Inc (b)(c)	357,621	4,277,147
Quantum Corp (b)(c)	27,532	267,336
Sandisk Corp/DE (c)	279,010	472,916,371
Seagate Technology Holdings PLC	412,212	362,664,118
Socket Mobile Inc (c)	756	718
Super Micro Computer Inc (c)	952,711	43,910,450
TransAct Technologies Inc (c)	21,933	98,041
Turtle Beach Corp (c)	27,260	355,470
Virtuix Holdings Inc	42,052	155,592
Western Digital Corp	640,899	340,451,958
Xerox Holdings Corp (b)	218,656	708,445
Xerox Holdings Corp warrants 2/14/2028 (c)	2,328	1,001
		10,451,283,812
TOTAL INFORMATION TECHNOLOGY		50,330,296,398
Materials - 2.1%
Chemicals - 1.0%
AdvanSix Inc	49,314	1,106,606
Air Products and Chemicals Inc	420,915	117,275,337
Albemarle Corp	222,526	39,258,037
Alto Ingredients Inc (c)	143,597	782,604
American Vanguard Corp (c)	50,177	129,457
Arq Inc (c)	56,865	156,947
Ascent Industries Co (c)	13,536	183,413
Ashland Inc	86,698	5,019,814
ASP Isotopes Inc (b)(c)	203,694	1,584,739
Aspen Aerogels Inc (c)	133,608	855,091
Avient Corp	172,405	6,106,585
Axalta Coating Systems Ltd (c)	404,892	12,458,527
Balchem Corp	61,440	9,629,491
Cabot Corp	99,413	8,699,632
Celanese Corp	206,472	10,969,857
CF Industries Holdings Inc	294,684	33,107,747
Chemours Co/The	284,085	6,295,324
Core Molding Technologies Inc (c)	14,117	334,432
Corteva Inc	1,270,996	99,493,567
Dow Inc	1,355,430	45,745,763
DuPont de Nemours Inc	773,602	37,457,809
Eastman Chemical Co	216,629	16,435,642
Ecolab Inc	481,479	123,258,624
Ecovyst Inc (c)	217,777	2,872,479
Element Solutions Inc	430,520	18,266,964
Flotek Industries Inc (b)(c)	26,079	520,276
FMC Corp	239,265	3,268,360
Hawkins Inc	39,420	6,101,033
HB Fuller Co	102,501	6,568,264
Huntsman Corp	314,623	4,829,463
Ingevity Corp (c)	67,628	4,586,531
Innospec Inc	47,189	3,913,856
International Flavors & Fragrances Inc	485,068	36,889,421
Intrepid Potash Inc (c)	20,320	793,902
Koppers Holdings Inc	37,429	1,527,103
Kronos Worldwide Inc	39,517	284,127
Linde PLC	882,413	439,168,126
LSB Industries Inc (c)	100,664	1,262,327
LyondellBasell Industries NV Class A1	487,170	32,469,881
Mativ Holdings Inc	98,745	876,856
Minerals Technologies Inc	57,848	4,455,453
Mosaic Co/The	601,353	14,372,337
NewMarket Corp	14,693	11,366,211
Northern Technologies International Corp	15,743	125,944
Novusterra Inc (b)(c)(d)	7,806	0
Olin Corp	216,502	5,600,907
Origin Materials Inc Class A (b)(c)	7,731	11,518
Perimeter Solutions Inc (c)	266,060	8,588,417
PPG Industries Inc	424,157	47,921,258
PureCycle Technologies Inc (b)(c)	268,518	3,326,938
Quaker Chemical Corp	26,036	3,736,947
Rayonier Advanced Materials Inc (c)	123,195	1,127,234
RPM International Inc	241,980	25,642,621
Scotts Miracle-Gro Co/The	85,059	5,018,481
Sensient Technologies Corp	81,081	9,231,072
Sherwin-Williams Co/The	435,552	132,338,120
Solesence Inc (c)	40,284	49,549
Solstice Advanced Materials Inc	299,855	25,256,787
Stepan Co	42,709	2,257,171
Tronox Holdings PLC	229,222	1,822,315
Valhi Inc	4,069	58,553
Westlake Corp	63,220	5,489,393
		1,448,341,240
Construction Materials - 0.3%
Amrize Ltd (United States)	972,675	52,903,793
CRH PLC	1,266,760	137,810,821
Eagle Materials Inc	59,755	13,216,611
Knife River Corp (c)	106,798	8,384,711
Martin Marietta Materials Inc	113,871	66,231,928
Smith-Midland Corp (b)(c)	8,108	259,861
United States Lime & Minerals Inc	19,992	2,278,888
Vulcan Materials Co	249,550	70,602,686
		351,689,299
Containers & Packaging - 0.2%
Amcor PLC	874,399	33,944,169
AptarGroup Inc	121,404	14,064,653
Avery Dennison Corp	145,629	23,165,205
Ball Corp	505,317	27,625,680
Crown Holdings Inc	211,552	20,114,364
Graphic Packaging Holding CO	558,492	6,288,620
Greif Inc Class A	39,217	2,483,613
Greif Inc Class B	16,432	1,319,489
International Paper Co	998,764	33,428,631
Myers Industries Inc	69,790	1,591,212
O-I Glass Inc (c)	288,922	2,528,068
Packaging Corp of America	168,935	36,981,561
Ranpak Holdings Corp Class A (c)	83,264	574,522
Silgan Holdings Inc	163,968	6,158,638
Smurfit Westrock PLC	987,164	40,621,799
Sonoco Products Co	186,468	9,077,262
TriMas Corp	60,502	2,476,347
		262,443,833
Metals & Mining - 0.6%
5E Advanced Materials Inc (c)	38,152	70,581
Adapti Inc (c)	199	605
Alcoa Corp	489,957	38,040,261
Alpha Metallurgical Resources Inc (c)	20,425	4,063,962
American Battery Technology Co (b)(c)	249,875	902,049
Ampco-Pittsburgh Corp (c)	24,718	279,808
Century Aluminum Co (c)	100,231	6,612,239
Cleveland-Cliffs Inc (c)	1,077,241	14,650,478
Coeur Mining Inc	1,954,975	37,770,117
Commercial Metals Co	210,093	15,977,573
Compass Minerals International Inc (c)	67,559	2,156,483
Contango Silver & Gold Inc (c)	50,975	1,025,107
Dakota Gold Corp (c)	197,677	1,138,620
Freeport-McMoRan Inc	2,716,371	178,492,739
Friedman Industries Inc	13,325	311,539
Gold Resource Corp (c)	256,274	356,221
Hecla Mining Co	1,266,766	22,510,432
Hycroft Mining Holding Corp (b)(c)	128,077	4,232,945
Idaho Strategic Resources Inc (c)	27,873	1,090,113
Inno Holdings Inc (b)(c)	309	392
Ivanhoe Electric Inc / US (c)	198,188	2,667,610
Kaiser Aluminum Corp	30,297	5,515,266
Materion Corp	39,362	8,661,214
Metallus Inc (c)	67,968	1,335,571
MP Materials Corp (b)(c)	254,623	16,474,108
Newmont Corp	2,062,594	226,493,448
Nucor Corp	432,491	108,122,750
Paramount Gold Nevada Corp (c)	118,473	163,493
Ramaco Resources Inc Class A (b)(c)	58,466	912,655
Ramaco Resources Inc Class B	42,189	485,595
ReElement Technologies Corp (b)(c)(d)	30,998	0
Reliance Inc	98,767	37,607,511
Royal Gold Inc	153,248	34,401,111
Ryerson Holding Corp	84,319	2,411,523
Solitario Resources Corp (c)	58,823	49,664
Steel Dynamics Inc	259,316	67,461,057
SunCoke Energy Inc	158,294	1,426,229
Tredegar Corp (c)	55,346	432,252
United States Antimony Corp (b)(c)	226,078	2,030,180
US Gold Corp (c)	28,747	463,977
USA Rare Earth Inc Class A (b)(c)	327,204	9,164,984
Warrior Met Coal Inc	99,695	9,425,165
Worthington Steel Inc	62,201	2,624,260
		868,011,887
Paper & Forest Products - 0.0%
Clearwater Paper Corp (c)	29,388	479,024
Louisiana-Pacific Corp	119,046	9,092,733
Magnera Corp (c)	64,910	738,027
Sylvamo Corp	63,077	2,477,034
		12,786,818
TOTAL MATERIALS		2,943,273,077
Real Estate - 2.2%
Diversified REITs - 0.0%
AH Realty Trust Inc Class A	152,401	1,037,851
Alpine Income Property Trust Inc	26,183	504,546
American Assets Trust Inc	88,094	2,052,590
Broadstone Net Lease Inc Class A	361,360	7,310,313
CTO Realty Growth Inc	56,658	1,164,322
Essential Properties Realty Trust Inc	398,292	12,179,769
Generation Income Properties Inc (b)(c)	3,170	652
Gladstone Commercial Corp	89,063	1,123,084
Global Net Lease Inc	370,733	3,473,768
Mackenzie Realty Capital Inc (c)	3,122	7,212
Modiv Industrial Inc Class C	16,824	305,524
NexPoint Diversified Real Estate Trust	80,150	428,001
WP Carey Inc	414,303	30,832,430
		60,420,062
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	295,303	14,670,653
American Healthcare REIT Inc	335,554	16,405,235
CareTrust REIT Inc	424,692	17,335,927
Chiron Real Estate Inc	24,716	890,765
Community Healthcare Trust Inc	52,256	899,848
Diversified Healthcare Trust	408,175	3,396,016
Healthcare Realty Trust Inc	660,734	13,161,821
Healthpeak Properties Inc	1,316,609	25,213,062
LTC Properties Inc	90,099	3,370,604
Medical Properties Trust Inc (b)	955,252	4,881,338
National Health Investors Inc	91,952	6,739,162
Omega Healthcare Investors Inc	558,625	26,121,305
Sabra Health Care REIT Inc	480,854	9,564,186
Sila Realty Trust Inc	106,682	3,226,064
Strawberry Fields REIT Inc	13,884	182,158
Universal Health Realty Income Trust	25,161	1,042,923
Ventas Inc	897,682	75,782,315
Welltower Inc	1,319,459	270,924,517
		493,807,899
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	421,265	6,188,383
Ashford Hospitality Trust Inc (c)	9,961	30,680
Braemar Hotels & Resorts Inc	104,716	257,601
Chatham Lodging Trust	89,481	970,869
DiamondRock Hospitality Co	380,574	4,182,508
Host Hotels & Resorts Inc	1,209,389	27,791,760
Park Hotels & Resorts Inc	379,873	4,607,859
Pebblebrook Hotel Trust	219,406	3,345,942
RLJ Lodging Trust	280,688	2,731,094
Ryman Hospitality Properties Inc	118,846	13,682,740
Service Properties Trust	1,078,136	1,929,863
Summit Hotel Properties Inc	202,461	1,168,200
Sunstone Hotel Investors Inc	360,969	3,905,685
Xenia Hotels & Resorts Inc	180,473	3,134,816
		73,928,000
Industrial REITs - 0.3%
Americold Realty Trust Inc	540,797	8,485,105
EastGroup Properties Inc	100,580	20,308,108
First Industrial Realty Trust Inc	250,248	15,482,844
Industrial Logistics Properties Trust	116,297	1,043,184
Lineage Inc	108,114	4,801,343
LXP Industrial Trust	114,762	5,926,310
One Liberty Properties Inc	29,964	705,651
Prologis Inc	1,757,405	252,134,895
Rexford Industrial Realty Inc	435,065	15,431,756
STAG Industrial Inc Class A	359,059	13,597,564
Terreno Realty Corp	197,878	12,998,606
		350,915,366
Office REITs - 0.1%
Brandywine Realty Trust	326,834	1,013,185
BXP Inc	278,672	16,723,107
COPT Defense Properties	214,395	6,873,504
Cousins Properties Inc	321,275	8,613,383
Douglas Emmett Inc	319,370	3,717,467
Easterly Government Properties Inc	83,402	1,999,980
Empire State Realty Trust Inc Class A	281,760	1,614,485
Franklin Street Properties Corp	151,613	79,945
Highwoods Properties Inc	207,661	5,419,952
Hudson Pacific Properties Inc (c)	103,409	1,238,840
JBG SMITH Properties	119,125	1,747,564
Kilroy Realty Corp	206,730	7,084,637
NET Lease Office Properties	27,799	333,865
Orion Properties Inc	97,873	291,661
Piedmont Realty Trust Inc Class A1 (c)	230,325	1,914,001
Postal Realty Trust Inc Class A	45,813	1,055,532
SL Green Realty Corp (b)	135,104	6,133,722
Vornado Realty Trust	304,956	10,292,265
		76,147,095
Real Estate Management & Development - 0.1%
Alset Inc (c)	77,919	125,450
Altisource Portfolio Solutions SA (c)	26,786	174,645
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	25,313	5,315
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	25,313	11,366
American Realty Investors Inc (c)	2,358	35,370
American Strategic Investment Co Class A (c)	6,023	51,677
AMREP Corp (c)	6,344	158,727
CBRE Group Inc Class A (c)	548,762	68,617,200
Compass Inc Class A (c)	1,179,987	9,711,293
Comstock Holding Cos Inc Class A (c)	6,291	95,875
CoStar Group Inc (c)	802,563	25,842,529
Cushman & Wakefield Ltd	431,074	5,362,561
Douglas Elliman Inc (c)	127,799	230,038
eXp World Holdings Inc	171,643	844,484
Fathom Holdings Inc (c)	34,805	19,842
Forestar Group Inc (c)	37,373	1,026,636
FRP Holdings Inc (c)	24,383	563,491
Howard Hughes Holdings Inc (b)(c)	57,265	3,627,738
InterGroup Corp/The (b)(c)	680	26,357
Jones Lang LaSalle Inc (c)	89,425	25,245,572
JW Mays Inc (c)	117	4,933
Kennedy-Wilson Holdings Inc	222,941	2,454,580
Marcus & Millichap Inc	45,493	1,284,722
Maui Land & Pineapple Co Inc (c)	15,098	255,609
Newmark Group Inc Class A	293,801	4,104,400
Offerpad Solutions Inc Class A (b)(c)	47,646	36,497
Opendoor Technologies Inc Class A (b)(c)	1,512,458	7,622,789
Opendoor Technologies Inc warrants 11/20/2026 (c)	1	0
Opendoor Technologies Inc warrants 11/20/2026 (c)	1	0
Opendoor Technologies Inc warrants 11/20/2026 (c)	1	0
RE/MAX Holdings Inc Class A (c)	36,377	347,037
RMR Group Inc/The Class A	34,156	681,412
Seaport Entertainment Group Inc (c)	16,509	416,852
Seritage Growth Properties Class A (c)	75,807	194,824
St Joe Co/The	74,267	4,725,609
Star Holdings (c)	27,250	241,980
Stratus Properties Inc (c)	13,297	380,228
Tejon Ranch Co (c)	47,509	918,349
Transcontinental Realty Investors Inc (c)	2,649	102,675
Zillow Group Inc Class A (c)	114,073	4,033,621
Zillow Group Inc Class C (c)	307,189	10,751,615
		180,333,898
Residential REITs - 0.2%
American Homes 4 Rent Class A	617,888	19,821,847
AvalonBay Communities Inc	267,646	48,848,071
Bluerock Homes Trust Inc Class A	8,041	80,087
BRT Apartments Corp	22,606	327,561
Camden Property Trust	196,010	20,886,826
Centerspace	31,081	2,097,346
Clipper Realty Inc	28,397	89,167
Equity LifeStyle Properties Inc	365,796	22,595,219
Equity Residential	651,274	42,625,883
Essex Property Trust Inc	122,060	33,278,438
Independence Realty Trust Inc	446,253	7,242,686
Invitation Homes Inc	1,070,018	31,298,027
Mid-America Apartment Communities Inc	221,368	28,571,968
NexPoint Residential Trust Inc	41,625	1,209,623
Sun Communities Inc	218,809	27,057,921
UDR Inc	570,662	21,057,428
UMH Properties Inc	158,463	2,380,114
		309,468,212
Retail REITs - 0.3%
Acadia Realty Trust	245,444	5,404,677
Agree Realty Corp	226,262	16,777,327
Alexander's Inc	4,121	1,014,219
Brixmor Property Group Inc	580,931	17,753,251
CBL & Associates Properties Inc	29,433	1,415,433
Curbline Properties Corp	185,754	5,411,014
Federal Realty Investment Trust	148,299	17,741,009
FrontView REIT Inc	36,597	649,231
Getty Realty Corp	108,816	3,539,784
InvenTrust Properties Corp	145,310	4,814,120
Kimco Realty Corp	1,275,925	30,724,274
Kite Realty Group Trust	410,317	11,250,892
Macerich Co/The	520,354	11,718,372
NETSTREIT Corp (b)	193,118	3,912,571
NNN REIT Inc	360,595	16,050,083
Phillips Edison & Co Inc	235,556	9,457,573
Realty Income Corp	1,739,603	106,602,873
Regency Centers Corp	311,301	24,079,132
Saul Centers Inc	23,855	826,814
Simon Property Group Inc	613,922	125,798,758
SITE Centers Corp	96,470	487,174
Tanger Inc	217,948	7,861,384
Urban Edge Properties	243,458	5,463,198
Whitestone REIT	83,873	1,600,297
		430,353,460
Specialized REITs - 0.7%
American Tower Corp	885,377	165,530,084
Crown Castle Inc	823,416	75,342,564
CubeSmart	430,028	17,201,120
Digital Realty Trust Inc	610,972	116,084,680
EPR Properties	143,580	8,191,239
Equinix Inc	185,764	198,403,383
Extra Space Storage Inc	402,386	58,068,324
Farmland Partners Inc	80,910	830,946
Four Corners Property Trust Inc	213,002	5,303,750
Gaming and Leisure Properties Inc	536,151	25,183,012
Gladstone Land Corp	64,991	616,114
Global Self Storage Inc	27,580	142,312
Iron Mountain Inc	558,988	71,690,211
Lamar Advertising Co Class A	164,073	25,014,570
Millrose Properties Inc Class A	293,211	8,274,414
National Storage Affiliates Trust	132,670	5,658,376
Outfront Media Inc	273,985	8,833,276
Public Storage	298,799	90,742,268
Rayonier Inc	529,159	11,054,132
Safehold Inc	84,963	1,271,896
SBA Communications Corp Class A	201,383	40,912,970
Smartstop Self Storage REIT Inc	106,971	3,342,844
VICI Properties Inc	2,064,310	58,254,828
Weyerhaeuser Co	1,363,778	33,426,199
		1,029,373,512
TOTAL REAL ESTATE		3,004,747,504
Utilities - 2.1%
Electric Utilities - 1.3%
Alliant Energy Corp	486,095	34,809,263
American Electric Power Co Inc	1,022,145	129,475,107
Constellation Energy Corp	589,033	169,494,246
Duke Energy Corp	1,469,231	180,318,721
Edison International	727,913	50,910,235
Entergy Corp	854,565	93,190,313
Evergy Inc	434,608	35,655,240
Eversource Energy	709,036	48,405,888
Exelon Corp	1,935,388	88,331,108
FirstEnergy Corp	983,185	45,609,952
Genie Energy Ltd Class B	39,806	552,507
Hawaiian Electric Industries Inc (c)	323,387	4,301,047
IDACORP Inc	101,903	14,293,934
MGE Energy Inc	70,252	5,304,026
NextEra Energy Inc	3,936,912	342,550,713
NRG Energy Inc	401,209	53,794,103
OGE Energy Corp	388,254	18,337,236
Oklo Inc Class A (b)(c)	233,390	15,609,123
Otter Tail Corp	79,592	6,897,443
PG&E Corp	4,155,265	67,897,030
Pinnacle West Capital Corp	226,220	22,563,183
Portland General Electric Co	213,047	10,677,916
PPL Corp	1,396,789	49,432,363
Southern Co/The	2,081,883	191,637,330
TXNM Energy Inc	182,892	10,829,035
Xcel Energy Inc	1,117,553	88,845,464
		1,779,722,526
Gas Utilities - 0.1%
Atmos Energy Corp	312,619	52,873,251
Chesapeake Utilities Corp	44,257	5,457,773
MDU Resources Group Inc	389,974	8,220,652
National Fuel Gas Co	180,024	13,906,854
New Jersey Resources Corp	191,354	10,572,309
Northwest Natural Holding Co	82,917	4,020,645
ONE Gas Inc	111,903	8,699,339
RGC Resources Inc	15,280	352,204
Southwest Gas Holdings Inc	120,219	10,364,080
Spire Inc	110,205	9,065,463
UGI Corp (b)	407,031	14,213,523
		137,746,093
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,345,455	19,737,825
Clearway Energy Inc Class C	225,247	9,271,167
Fervo Energy Co (c)	130,314	4,777,311
Hallador Energy Co (c)	71,785	1,382,579
Montauk Renewables Inc (c)	117,241	203,999
Ormat Technologies Inc	115,081	15,792,566
Spruce Power Holding Corp Class A (c)	30,655	88,286
Talen Energy Corp (c)	86,462	33,443,502
Vistra Corp	602,508	96,539,857
		181,237,092
Multi-Utilities - 0.5%
Ameren Corp	521,817	56,340,581
Avista Corp	151,582	6,286,106
Black Hills Corp (b)	143,644	10,460,156
CenterPoint Energy Inc	1,233,506	52,127,964
CMS Energy Corp	578,486	41,980,729
Consolidated Edison Inc	682,722	72,115,925
Dominion Energy Inc	1,615,350	108,131,529
DTE Energy Co	393,353	56,198,343
NiSource Inc	903,289	41,750,018
Northwestern Energy Group Inc	119,086	8,408,662
Public Service Enterprise Group Inc	943,514	74,207,376
Sempra	1,233,615	109,952,105
Unitil Corp	36,098	1,805,982
WEC Energy Group Inc	614,530	68,243,557
		708,009,033
Water Utilities - 0.1%
American States Water Co	72,374	5,592,339
American Water Works Co Inc	368,497	45,424,625
Artesian Resources Corp Class A	18,959	616,547
Cadiz Inc (b)(c)	101,811	496,838
California Water Service Group	115,626	5,214,733
Consolidated Water Co Ltd	27,471	829,075
Essential Utilities Inc	536,290	19,783,738
Global Water Resources Inc	23,918	174,361
H2O America	69,927	4,043,878
Middlesex Water Co	33,339	1,751,298
Pure Cycle Corp (c)	45,879	474,848
York Water Co/The	27,563	824,134
		85,226,414
TOTAL UTILITIES		2,891,941,158
TOTAL UNITED STATES		137,770,731,256
TOTAL COMMON STOCKS (Cost $52,917,725,103)		138,403,992,587

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A (b)	9,584	21,668
Health Care - 0.0%
Pharmaceuticals - 0.0%
Jaguar Health Inc (d)	69	0
Nutriband Inc non-voting shares (d)	2,458	0
TOTAL HEALTH CARE		0
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (c)(d)	35,558	0
TOTAL UNITED STATES		21,668
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,979)		21,668

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (g) (Cost $7,514,578)	3.64	7,570,000	7,514,893

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.67	425	425
Fidelity Securities Lending Cash Central Fund (h)(i)	3.67	804,704,685	804,785,156
TOTAL MONEY MARKET FUNDS (Cost $804,754,995)			804,785,581

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $53,729,997,655)	139,216,314,729
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(706,643,436)
NET ASSETS - 100.0%	138,509,671,293

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	95	6/2026	13,890,425	818,664
CME E-Mini S&P 500 Index Contracts (United States)	241	6/2026	91,528,788	5,298,928
CME E-Mini S&P MidCap 400 Index Contracts (United States)	17	6/2026	6,344,400	286,478
TOTAL LONG				6,404,070

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,202,310 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,977,169.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $388,388,332.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	86,004,601	595,703,455	681,707,954	324,477	323	-	425	425	0.0%
Fidelity Securities Lending Cash Central Fund	760,952,379	858,951,012	815,118,235	2,016,730	-	-	804,785,156	804,704,685	2.3%
Total	846,956,980	1,454,654,467	1,496,826,189	2,341,207	323	-	804,785,581

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.